OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2014
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Office

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – September 30, 2011

Item 1. Reports to Stockholders

2011 SEMI-ANNUAL REPORT

Russell Exchange

Traded Funds Trust

Russell Factor ETFs™

SEPTEMBER 30, 2011

FUND

Russell 1000 Low Beta ETF

Russell 1000 High Beta ETF

Russell 1000 Low Volatility ETF

Russell 1000 High Volatility ETF

Russell 1000 High Momentum ETF

Russell 2000 Low Beta ETF

Russell 2000 High Beta ETF

Russell 2000 Low Volatility ETF

Russell 2000 High Volatility ETF

Russell 2000 High Momentum ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. These financial statements report on 10 of these Funds.

Russell Exchange Traded

Funds Trust

Russell Factor ETFs™

Semi-annual Report

September 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$907.50	$1,015.77
Expenses Paid During Period*	$1.63	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 1000 Low Beta ETF	3

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 12.1%
Apollo Group, Inc. Class A (Æ)	1,875	74
Avon Products, Inc.	1,667	33
Best Buy Co., Inc.	660	15
Chico’s FAS, Inc.	1,042	12
Costco Wholesale Corp.	1,034	84
Dollar General Corp. (Æ)	972	37
Education Management Corp. (Æ)	742	11
Family Dollar Stores, Inc.	958	49
Gap, Inc. (The)	1,237	20
H&R Block, Inc.	1,644	22
ITT Educational Services, Inc. (Æ)	227	13
JC Penney Co., Inc.	932	25
MGM Resorts International (Æ)	390	4
Netflix, Inc. (Æ)	25	3
priceline.com, Inc. (Æ)	122	55
Wal-Mart Stores, Inc.	1,603	83

		540

Consumer Staples - 32.0%
Altria Group, Inc.	3,460	92
Archer-Daniels-Midland Co.	1,805	45
Coca-Cola Co. (The)	1,311	88
Coca-Cola Enterprises, Inc.	905	23
Colgate-Palmolive Co.	700	62
ConAgra Foods, Inc.	2,357	57
CVS Caremark Corp.	655	22
Dean Foods Co. (Æ)	4,601	41
Dr Pepper Snapple Group, Inc.	61	2
General Mills, Inc.	1,839	71
Green Mountain Coffee Roasters, Inc. (Æ)	78	7
Hershey Co. (The)	503	30
HJ Heinz Co.	1,113	56
Kellogg Co.	1,091	58
Kimberly-Clark Corp.	1,191	85
Kraft Foods, Inc. Class A	763	26
Kroger Co. (The)	1,176	26
Lorillard, Inc.	678	75
Mead Johnson Nutrition Co. Class A	447	31
Molson Coors Brewing Co. Class B	424	17
PepsiCo, Inc.	1,395	86
Philip Morris International, Inc.	1,302	81
Procter & Gamble Co. (The)	1,372	87
Ralcorp Holdings, Inc. (Æ)	314	24
Reynolds American, Inc.	2,441	90
Safeway, Inc.	274	5
SUPERVALU, Inc.	550	4
Sysco Corp.	593	15
Tyson Foods, Inc. Class A	2,555	44
Walgreen Co.	2,030	67

		1,417

Energy - 3.2%
Consol Energy, Inc.	145	5
EOG Resources, Inc.	180	13
Exxon Mobil Corp.	1,081	79

	Principal Amount ($) or Shares	Market Value $
Occidental Petroleum Corp.	187	13
Peabody Energy Corp.	601	20
Southwestern Energy Co. (Æ)	420	14

		144

Financial Services - 7.1%
Aflac, Inc.	1,105	39
American International Group, Inc. (Æ)	919	20
Berkshire Hathaway, Inc. Class B (Æ)	729	52
Citigroup, Inc.	57	1
Fifth Third Bancorp	5,393	54
First Republic Bank/San Francisco CA (Æ)	3,104	72
Green Dot Corp. Class A (Æ)	175	5
Hartford Financial Services Group, Inc.	970	16
Host Hotels & Resorts, Inc. (ö)	885	10
JPMorgan Chase & Co.	134	4
Morgan Stanley	610	8
Visa, Inc. Class A	183	16
Wells Fargo & Co.	816	20

		317

Health Care - 25.0%
Abbott Laboratories	1,524	78
Aetna, Inc.	193	7
Alexion Pharmaceuticals, Inc. (Æ)	339	22
Allergan, Inc.	1,088	90
Amylin Pharmaceuticals, Inc. (Æ)	1,076	10
Baxter International, Inc.	1,023	57
Biogen Idec, Inc. (Æ)	938	87
Bristol-Myers Squibb Co.	2,922	93
Celgene Corp. (Æ)	23	1
Cigna Corp.	166	7
Eli Lilly & Co.	1,624	60
Endo Pharmaceuticals Holdings, Inc. (Æ)	974	27
Express Scripts, Inc. Class A (Æ)	267	10
Forest Laboratories, Inc. (Æ)	1,477	45
Gilead Sciences, Inc. (Æ)	493	19
Human Genome Sciences, Inc. (Æ)	1,149	15
Johnson & Johnson	1,383	88
Medco Health Solutions, Inc. (Æ)	142	7
Merck & Co., Inc.	2,399	78
Mylan, Inc. (Æ)	870	15
Myriad Genetics, Inc. (Æ)	695	13
Perrigo Co.	922	90
Pfizer, Inc.	4,662	82
Stryker Corp.	148	7
UnitedHealth Group, Inc.	1,449	67
VCA Antech, Inc. (Æ)	486	8
Vertex Pharmaceuticals, Inc. (Æ)	85	4
WebMD Health Corp. Class A (Æ)	245	7
WellPoint, Inc.	16	1
Zimmer Holdings, Inc. (Æ)	266	14

		1,109

Materials and Processing - 0.7%
Southern Copper Corp.	1,184	30

4	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Producer Durables - 1.0%
Delta Air Lines, Inc. (Æ)	4,491	34
Monster Worldwide, Inc. (Æ)	1,580	11

		45

Technology - 5.6%
Apple, Inc. (Æ)	224	86
Atmel Corp. (Æ)	185	1
International Business Machines Corp.	518	92
LinkedIn Corp. Class A (Æ)	169	13
Micron Technology, Inc. (Æ)	245	1
Tellabs, Inc.	4,475	19
Varian Semiconductor Equipment Associates, Inc. (Æ)	645	39

		251

Utilities - 13.2%
AT&T, Inc.	3,048	87
CenturyLink, Inc.	253	8
DPL, Inc.	1,535	46
Entergy Corp.	576	38
Exelon Corp.	632	27
FirstEnergy Corp.	1,837	82
NextEra Energy, Inc.	571	31
PPL Corp.	3,112	89
Southern Co.	2,064	87
Sprint Nextel Corp. (Æ)	233	1
Verizon Communications, Inc.	2,477	92

		588

Total Common Stocks (cost $4,818)		4,441

Total Investments - 99.9% (identified cost $4,818)		4,441

Other Assets and Liabilities, Net - 0.1%		4

Net Assets - 100.0%		4,445

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Beta ETF	5

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$540	$—	$—	$540	12.1
Consumer Staples	1,417	—	—	1,417	32.0
Energy	144	—	—	144	3.2
Financial Services	317	—	—	317	7.1
Health Care	1,109	—	—	1,109	25.0
Materials and Processing	30	—	—	30	0.7
Producer Durables	45	—	—	45	1.0
Technology	251	—	—	251	5.6
Utilities	588	—	—	588	13.2

Total Investments	$4,441	$—	$—	$4,441	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

6	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$765.10	$1,015.77
Expenses Paid During Period*	$1.51	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 1000 High Beta ETF	7

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 10.7%
DISH Network Corp. Class A (Æ)	105	3
Ford Motor Co. (Æ)	31,082	301
Fossil, Inc. (Æ)	826	67
General Motors Co. (Æ)	10,747	217
Goodyear Tire & Rubber Co. (The) (Æ)	11,091	112
Harley-Davidson, Inc.	8,720	299
Home Depot, Inc.	6,769	222
Jarden Corp.	3,548	100
McDonald’s Corp.	124	11
Newell Rubbermaid, Inc.	7,779	92
Ralph Lauren Corp. Class A	1,211	157
Stanley Black & Decker, Inc.	256	13
Walt Disney Co. (The)	883	27

		1,621

Energy - 13.9%
Anadarko Petroleum Corp.	171	11
Cabot Oil & Gas Corp.	73	5
CARBO Ceramics, Inc.	1,028	105
Chevron Corp.	3,322	307
ConocoPhillips	1,127	71
Core Laboratories NV	975	88
Dresser-Rand Group, Inc. (Æ)	7,000	284
Exxon Mobil Corp.	4,385	318
Halliburton Co.	6,948	212
Helmerich & Payne, Inc.	450	18
Oceaneering International, Inc.	6,645	235
RPC, Inc.	470	8
SandRidge Energy, Inc. (Æ)	2,200	12
Schlumberger, Ltd.	1,398	84
SEACOR Holdings, Inc.	1,015	81
Spectra Energy Corp.	8,800	216
Sunoco, Inc.	1,360	42

		2,097

Financial Services - 9.1%
Annaly Capital Management, Inc. (ö)	2,453	41
Bank of America Corp.	29,163	178
Bank of New York Mellon Corp. (The)	16,698	311
Berkshire Hathaway, Inc. Class B (Æ)	1,627	116
Citigroup, Inc.	5,035	129
Goldman Sachs Group, Inc. (The)	1,960	185
JPMorgan Chase & Co.	9,903	298
Wells Fargo & Co.	4,597	111

		1,369

Health Care - 0.7%
Cephalon, Inc. (Æ)	1,160	94
WellPoint, Inc.	80	5

		99

Materials and Processing - 10.7%
Air Products & Chemicals, Inc.	3,989	305
Alcoa, Inc.	4,403	42

	Principal Amount ($) or Shares	Market Value $
CF Industries Holdings, Inc.	845	104
Cliffs Natural Resources, Inc.	412	21
Dow Chemical Co. (The)	1,828	41
EI du Pont de Nemours & Co.	3,893	156
Freeport-McMoRan Copper & Gold, Inc.	2,727	83
Monsanto Co.	1,280	77
Nucor Corp.	3,401	108
Owens Corning (Æ)	7,811	169
Praxair, Inc.	3,300	308
Royal Gold, Inc.	137	9
Sherwin-Williams Co. (The)	550	41
Timken Co.	4,602	151

		1,615

Producer Durables - 39.0%
3M Co.	3,799	273
Avery Dennison Corp.	4,510	113
Boeing Co. (The)	837	51
Caterpillar, Inc.	3,772	279
CNH Global NV (Æ)	1,730	45
Con-way, Inc.	6,775	150
Cooper Industries PLC	2,950	136
Crane Co.	1,848	66
CSX Corp.	6,219	116
Cummins, Inc.	780	64
Danaher Corp.	7,234	303
Deere & Co.	4,364	282
Dover Corp.	6,016	280
Eaton Corp.	7,426	264
Emerson Electric Co.	6,390	264
General Electric Co.	20,200	308
Harsco Corp.	11,715	227
Illinois Tool Works, Inc.	6,976	290
Ingersoll-Rand PLC	8,191	230
Kennametal, Inc.	3,197	105
L-3 Communications Holdings, Inc.	88	5
PACCAR, Inc.	4,409	149
Parker Hannifin Corp.	3,175	200
Pentair, Inc.	8,421	270
Tyco International, Ltd.	7,321	298
Union Pacific Corp.	3,623	296
United Parcel Service, Inc. Class B	4,976	314
United Technologies Corp.	4,396	309
WW Grainger, Inc.	571	85
Xerox Corp.	17,381	121

		5,893

Technology - 15.5%
Apple, Inc. (Æ)	778	297
Cisco Systems, Inc.	13,529	210
Google, Inc. Class A (Æ)	430	221
Hewlett-Packard Co.	4,080	92
Intel Corp.	13,095	279
International Business Machines Corp.	1,802	315
Microsoft Corp.	5,293	132
Oracle Corp.	10,586	304
Qualcomm, Inc.	3,882	189

8	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Varian Semiconductor Equipment Associates, Inc. (Æ)	5,009	306

		2,345

Utilities - 0.1%
Southern Union Co.	229	9

Total Common Stocks (cost $18,258)		15,048

Total Investments - 99.7% (identified cost $18,258)
		15,048

Other Assets and Liabilities, Net - 0.3%		41

Net Assets - 100.0%		15,089

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Beta ETF	9

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$1,621	$—	$—	$1,621	10.7
Energy	2,097	—	—	2,097	13.9
Financial Services	1,369	—	—	1,369	9.1
Health Care	99	—	—	99	0.7
Materials and Processing	1,615	—	—	1,615	10.7
Producer Durables	5,893	—	—	5,893	39.0
Technology	2,345	—	—	2,345	15.5
Utilities	9	—	—	9	0.1

Total Investments	$15,048	$—	$—	$15,048	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$898.80	$1,015.77
Expenses Paid During Period*	$1.63	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 1000 Low Volatility ETF	11

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.0%
Autoliv, Inc.	1,208	59
Cablevision Systems Corp. Class A	1,180	19
Costco Wholesale Corp.	8,284	680
Discovery Communications, Inc. Class A (Æ)	340	13
Estee Lauder Cos., Inc. (The) Class A	3,730	328
Genuine Parts Co.	6,175	314
Lamar Advertising Co. Class A (Æ)	10,286	175
McDonald’s Corp.	8,164	716
News Corp. Class A	9,654	149
Time Warner, Inc.	2,340	70
Wal-Mart Stores, Inc.	12,354	641

		3,164

Consumer Staples - 23.3%
Altria Group, Inc.	28,077	753
Clorox Co.	3,652	242
Coca-Cola Co. (The)	10,617	717
Coca-Cola Enterprises, Inc.	3,098	77
Colgate-Palmolive Co.	3,503	311
ConAgra Foods, Inc.	10,861	263
CVS Caremark Corp.	8,464	284
Dean Foods Co. (Æ)	9,909	88
HJ Heinz Co.	14,387	726
JM Smucker Co. (The)	7,227	527
Kellogg Co.	13,630	725
Kimberly-Clark Corp.	10,281	730
Kraft Foods, Inc. Class A	5,454	183
Lorillard, Inc.	750	83
PepsiCo, Inc.	10,495	650
Philip Morris International, Inc.	11,274	703
Procter & Gamble Co. (The)	11,646	736
Reynolds American, Inc.	9,496	356
Sysco Corp.	3,627	94

		8,248

Energy - 9.5%
Anadarko Petroleum Corp.	4,092	258
Apache Corp.	3,469	278
Chevron Corp.	4,807	445
Cimarex Energy Co.	5,868	327
Cobalt International Energy, Inc. (Æ)	9,742	75
Concho Resources, Inc. (Æ)	76	5
Continental Resources, Inc. (Æ)	1,578	76
Devon Energy Corp.	2,066	115
Exxon Mobil Corp.	10,157	739
Forest Oil Corp. (Æ)	6,540	94
Marathon Oil Corp.	9,685	209
Murphy Oil Corp.	1,488	66
Occidental Petroleum Corp.	5,263	376
Peabody Energy Corp.	5,413	183
Quicksilver Resources, Inc. (Æ)	11,251	85
Spectra Energy Corp.	648	16
Walter Energy, Inc. Class A	37	2
Williams Cos., Inc. (The)	157	4

		3,353

	Principal Amount ($) or Shares	Market Value $
Financial Services - 4.7%
AON Corp.	4,480	188
Hartford Financial Services Group, Inc.	8,124	131
Host Hotels & Resorts, Inc. (ö)	30,283	332
Janus Capital Group, Inc.	10,513	63
Legg Mason, Inc.	20,509	528
Lincoln National Corp.	2,058	32
Loews Corp.	6,353	219
MetLife, Inc.	5,365	150

		1,643

Health Care - 12.4%
Abbott Laboratories	13,585	695
Brookdale Senior Living, Inc. Class A (Æ)	24,436	306
Cephalon, Inc. (Æ)	8,986	725
CR Bard, Inc.	3,436	301
Eli Lilly & Co.	19,924	737
Henry Schein, Inc. (Æ)	8,775	544
Johnson & Johnson	11,610	739
Merck & Co., Inc.	4,698	154
Pfizer, Inc.	6,373	113
Stryker Corp.	1,486	70

		4,384

Materials and Processing - 0.4%
Eastman Chemical Co.	2,144	147

Producer Durables - 10.1%
3M Co.	1,279	92
Automatic Data Processing, Inc.	8,177	386
Avery Dennison Corp.	5,637	141
Caterpillar, Inc.	7,237	534
CNH Global NV (Æ)	3,758	99
General Electric Co.	38,290	583
Harsco Corp.	11,733	228
KBR, Inc.	9,105	215
McDermott International, Inc. (Æ)	10,098	109
Monster Worldwide, Inc. (Æ)	4,821	35
Paychex, Inc.	3,054	81
Spirit Aerosystems Holdings, Inc. Class A (Æ)	6,615	106
Textron, Inc.	6,257	110
United Parcel Service, Inc. Class B	10,567	666
United Technologies Corp.	2,720	191

		3,576

Technology - 9.9%
BMC Software, Inc. (Æ)	1,282	49
Cisco Systems, Inc.	25,934	402
EMC Corp. (Æ)	1,876	39
Google, Inc. Class A (Æ)	118	61
Hewlett-Packard Co.	5,877	132
International Business Machines Corp.	4,181	731
Jabil Circuit, Inc.	20,776	370
Microsoft Corp.	19,291	480
Oracle Corp.	22,856	657
Varian Semiconductor Equipment Associates, Inc. (Æ)	9,627	589

		3,510

12	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Utilities - 20.5%
American Electric Power Co., Inc.	240	9
AT&T, Inc.	24,933	711
CenturyLink, Inc.	9,934	329
Consolidated Edison, Inc.	12,857	733
Dominion Resources, Inc.	10,757	546
DPL, Inc.	24,266	731
Duke Energy Corp.	35,356	707
Edison International	1,498	57
Entergy Corp.	2,258	150
Great Plains Energy, Inc.	8,410	162
Oneok, Inc.	5,310	351
Public Service Enterprise Group, Inc.	800	27
SCANA Corp.	1,930	78
Sempra Energy	2,733	141
Southern Co.	17,196	729
Verizon Communications, Inc.	20,044	737
Windstream Corp.	7,657	89
Wisconsin Energy Corp.	6,892	216
Xcel Energy, Inc.	29,389	726

		7,229

Total Common Stocks (cost $39,113)		35,254

Total Investments - 99.8% (identified cost $39,113)		35,254

Other Assets and Liabilities, Net - 0.2%		80

Net Assets - 100.0%		35,334

See accompanying notes which are an integral part of the financial statements.

Russell 1000 Low Volatility ETF	13

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$3,164	$—	$—	$3,164	9.0
Consumer Staples	8,248	—	—	8,248	23.3
Energy	3,353	—	—	3,353	9.5
Financial Services	1,643	—	—	1,643	4.7
Health Care	4,384	—	—	4,384	12.4
Materials and Processing	147	—	—	147	0.4
Producer Durables	3,576	—	—	3,576	10.1
Technology	3,510	—	—	3,510	9.9
Utilities	7,229	—	—	7,229	20.5

Total Investments	$35,254	$—	$—	$35,254	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

14	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$793.60	$1,015.77
Expenses Paid During Period*	$1.54	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 1000 High Volatility ETF	15

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 15.4%
Amazon.com, Inc. (Æ)	361	78
Best Buy Co., Inc.	60	1
Carnival Corp.	1,430	43
Coach, Inc.	24	1
DeVry, Inc.	380	14
Dollar General Corp. (Æ)	60	2
eBay, Inc. (Æ)	375	11
General Motors Co. (Æ)	3,925	79
ITT Educational Services, Inc. (Æ)	180	10
Johnson Controls, Inc.	633	17
Las Vegas Sands Corp. (Æ)	1,015	39
Netflix, Inc. (Æ)	275	31
Nielsen Holdings NV (Æ)	3,040	79
Sears Holdings Corp. (Æ)	97	6
Stanley Black & Decker, Inc.	635	31
Starbucks Corp.	528	20
Target Corp.	950	47
Tesla Motors, Inc. (Æ)	925	23
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	450	28
Urban Outfitters, Inc. (Æ)	996	22
Walt Disney Co. (The)	781	24

		606

Consumer Staples - 0.1%
Green Mountain Coffee Roasters, Inc. (Æ)	55	5

Energy - 12.9%
Baker Hughes, Inc.	859	40
Cameron International Corp. (Æ)	430	18
Chesapeake Energy Corp.	1,905	49
Chevron Corp.	872	81
ConocoPhillips	2	—	±
EOG Resources, Inc.	297	21
Exxon Mobil Corp.	1,073	78
FMC Technologies, Inc. (Æ)	1,677	63
Halliburton Co.	1,665	51
Kosmos Energy, Ltd. (Æ)	609	7
Schlumberger, Ltd.	1,308	78
Southwestern Energy Co. (Æ)	702	23

		509

Financial Services - 30.4%
Aflac, Inc.	541	19
American Express Co.	1,741	78
American International Group, Inc. (Æ)	2,418	53
Ameriprise Financial, Inc.	866	34
Assured Guaranty, Ltd.	85	1
Bank of America Corp.	12,534	77
Bank of New York Mellon Corp. (The)	1,059	20
BB&T Corp.	755	16
Berkshire Hathaway, Inc. Class B (Æ)	380	27
CBOE Holdings, Inc.	880	22
Citigroup, Inc.	3,099	78
CME Group, Inc. Class A	104	26
CNA Financial Corp.	1,996	45

	Principal Amount ($) or Shares	Market Value $
Discover Financial Services	33	1
Goldman Sachs Group, Inc. (The)	524	50
JPMorgan Chase & Co.	2,612	79
Mastercard, Inc. Class A	248	79
Morgan Stanley	5,222	70
PNC Financial Services Group, Inc.	1,071	52
Popular, Inc. (Æ)	41,040	62
Prudential Financial, Inc.	457	21
Simon Property Group, Inc. (ö)	241	27
St. Joe Co. (The) (Æ)	3,074	46
State Street Corp.	194	6
Thomson Reuters Corp.	444	12
US Bancorp	1,517	36
Visa, Inc. Class A	920	78
Wells Fargo & Co.	3,348	80

		1,195

Health Care - 5.8%
Celgene Corp. (Æ)	758	47
Gilead Sciences, Inc. (Æ)	264	10
Illumina, Inc. (Æ)	80	3
Pharmasset, Inc. (Æ)	394	32
Regeneron Pharmaceuticals, Inc. (Æ)	560	33
UnitedHealth Group, Inc.	1,587	74
Vertex Pharmaceuticals, Inc. (Æ)	575	26
WellPoint, Inc.	37	2

		227

Materials and Processing - 11.2%
Allied Nevada Gold Corp. (Æ)	45	2
CF Industries Holdings, Inc.	477	59
Dow Chemical Co. (The)	189	4
Freeport-McMoRan Copper & Gold, Inc.	21	1
Lennox International, Inc.	220	6
Molycorp, Inc. (Æ)	1,056	35
Monsanto Co.	1,202	71
Mosaic Co. (The)	1,246	61
Newmont Mining Corp.	1,101	69
Royal Gold, Inc.	995	64
Southern Copper Corp.	2,689	67

		439

Producer Durables - 7.7%
Babcock & Wilcox Co. (The) (Æ)	470	9
Boeing Co. (The)	1,208	74
Caterpillar, Inc.	653	48
Delta Air Lines, Inc. (Æ)	2,267	17
FedEx Corp.	375	25
Goodrich Corp.	325	39
Trimble Navigation, Ltd. (Æ)	460	15
United Continental Holdings, Inc. (Æ)	3,874	76

		303

Technology - 15.2%
Acme Packet, Inc. (Æ)	1,436	61
Apple, Inc. (Æ)	206	79

16	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Avago Technologies, Ltd.	906	30
Cisco Systems, Inc.	1,137	18
F5 Networks, Inc. (Æ)	400	28
Fortinet, Inc. (Æ)	140	2
Hewlett-Packard Co.	2,036	46
Informatica Corp. (Æ)	15	1
Intel Corp.	1,456	31
Juniper Networks, Inc. (Æ)	2,506	43
LinkedIn Corp. Class A (Æ)	100	8
Microsoft Corp.	2,592	65
NVIDIA Corp. (Æ)	2,347	29
Oracle Corp.	2,784	79
Polycom, Inc. (Æ)	1,350	25
QUALCOMM, Inc.	219	11
Salesforce.com, Inc. (Æ)	30	3
Skyworks Solutions, Inc. (Æ)	2,079	37
Texas Instruments, Inc.	7	—	±
TIBCO Software, Inc. (Æ)	180	4

		600

Utilities - 0.9%
Clearwire Corp. Class A (Æ)	4,400	10
Sprint Nextel Corp. (Æ)	8,868	27

		37

Total Common Stocks (cost $4,692)		3,921

Total Investments - 99.6% (identified cost $4,692)		3,921

Other Assets and Liabilities, Net - 0.4%		15

Net Assets - 100.0%		3,936

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Volatility ETF	17

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$606	$—	$—	$606	15.4
Consumer Staples	5	—	—	5	0.1
Energy	509	—	—	509	12.9
Financial Services	1,195	—	—	1,195	30.4
Health Care	227	—	—	227	5.8
Materials and Processing	439	—	—	439	11.2
Producer Durables	303	—	—	303	7.7
Technology	600	—	—	600	15.2
Utilities	37	—	—	37	0.9

Total Investments	$3,921	$—	$—	$3,921	99.6

Other Assets and Liabilities, Net					0.4

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

18	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$823.00	$1,015.77
Expenses Paid During Period*	$1.56	$1.73

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 1000 High Momentum ETF	19

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 18.5%
Amazon.com, Inc. (Æ)	78	17
AutoZone, Inc. (Æ)	302	96
Chipotle Mexican Grill, Inc. Class A (Æ)	214	65
Coach, Inc.	586	30
Comcast Corp. Class A	4,157	87
Dillard’s, Inc. Class A	642	28
DIRECTV, Inc. Class A (Æ)	1,573	66
Dollar Tree, Inc. (Æ)	316	24
Estee Lauder Cos., Inc. (The) Class A	258	23
Fossil, Inc. (Æ)	251	20
GateHouse Media, Inc. Class A (Æ)	277	10
Home Depot, Inc.	494	16
Johnson Controls, Inc.	430	11
Las Vegas Sands Corp. (Æ)	1,750	67
Liberty Media Corp. Class A (Æ)	2,321	154
Liberty Media Corp. - Interactive (Æ)	2,638	39
Limited Brands, Inc.	2,632	101
Lowe’s Cos., Inc.	183	4
McDonald’s Corp.	1,913	169
Netflix, Inc. (Æ)	151	17
O’Reilly Automotive, Inc. (Æ)	238	16
Panera Bread Co. Class A (Æ)	163	17
priceline.com, Inc. (Æ)	259	116
Ralph Lauren Corp. Class A	572	74
Sirius XM Radio, Inc. (Æ)	29,378	44
Starbucks Corp.	773	29
Time Warner Cable, Inc.	753	47
Walt Disney Co. (The)	2,284	69
Wynn Resorts, Ltd.	161	19
Yum! Brands, Inc.	749	37

		1,512

Consumer Staples - 10.3%
Altria Group, Inc.	6,605	178
Coca-Cola Co. (The)	1,082	73
Hansen Natural Corp. (Æ)	837	73
Herbalife, Ltd.	2,070	111
Kraft Foods, Inc. Class A	1,537	52
Lorillard, Inc.	110	12
PepsiCo, Inc.	163	10
Philip Morris International, Inc.	1,627	101
Procter & Gamble Co. (The)	1,080	68
Ralcorp Holdings, Inc. (Æ)	77	6
Reynolds American, Inc.	4,237	159

		843

Energy - 20.5%
Anadarko Petroleum Corp.	1,842	116
Apache Corp.	474	38
Baker Hughes, Inc.	931	43
Cabot Oil & Gas Corp.	2,481	153
Chevron Corp.	1,362	126
Concho Resources, Inc. (Æ)	1,844	131
ConocoPhillips	297	19
El Paso Corp.	5,682	99

	Principal Amount ($) or Shares	Market Value $
EQT Corp.	20	1
Exxon Mobil Corp.	2,391	173
FMC Technologies, Inc. (Æ)	2	—	±
Halliburton Co.	1,279	39
HollyFrontier Corp.	4,300	113
Marathon Oil Corp.	1,927	42
National Oilwell Varco, Inc.	2,756	141
Occidental Petroleum Corp.	555	40
Oil States International, Inc. (Æ)	181	9
Patterson-UTI Energy, Inc.	5,943	103
Pioneer Natural Resources Co.	1,246	82
Rowan Cos., Inc. (Æ)	32	1
Schlumberger, Ltd.	2,365	140
SEACOR Holdings, Inc.	44	4
SM Energy Co.	751	46
Superior Energy Services, Inc. (Æ)	24	1
Tesoro Corp. (Æ)	242	5
Williams Cos., Inc. (The)	539	13

		1,678

Financial Services - 8.8%
American Express Co.	885	40
Annaly Capital Management, Inc. (ö)	1,496	25
Arch Capital Group, Ltd. (Æ)	2,910	94
Berkshire Hathaway, Inc. Class B (Æ)	97	7
Capital One Financial Corp.	118	5
Chimera Investment Corp. (ö)	1,289	4
CME Group, Inc. Class A	5	1
Equity Residential (ö)	386	20
Erie Indemnity Co. Class A	148	11
Fidelity National Information Services, Inc.	685	17
Franklin Resources, Inc.	538	51
Health Care REIT, Inc. (ö)	332	16
JPMorgan Chase & Co.	2,827	84
Mastercard, Inc. Class A	106	34
PNC Financial Services Group, Inc.	65	3
Prudential Financial, Inc.	273	13
SL Green Realty Corp. (ö)	897	52
T Rowe Price Group, Inc.	139	7
Travelers Cos., Inc. (The)	1,521	74
UDR, Inc. (ö)	742	16
US Bancorp	1,522	36
Ventas, Inc. (ö)	427	21
Visa, Inc. Class A	101	9
Wells Fargo & Co.	738	18
XL Group PLC Class A	3,182	60

		718

Health Care - 7.5%
Alexion Pharmaceuticals, Inc. (Æ)	305	20
Biogen Idec, Inc. (Æ)	121	11
Bristol-Myers Squibb Co.	437	14
Cephalon, Inc. (Æ)	220	18
Cooper Cos., Inc. (The)	1,012	80
Edwards Lifesciences Corp. (Æ)	405	29
Hill-Rom Holdings, Inc.	67	2
Humana, Inc.	521	38

20	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Johnson & Johnson	249	16
Kinetic Concepts, Inc. (Æ)	1,455	96
Merck & Co., Inc.	949	31
Perrigo Co.	732	71
Pfizer, Inc.	1,191	21
Pharmasset, Inc. (Æ)	630	52
UnitedHealth Group, Inc.	1,331	61
Watson Pharmaceuticals, Inc. Class B (Æ)	633	43
WellPoint, Inc.	127	8

		611

Materials and Processing - 3.7%
Air Products & Chemicals, Inc.	222	17
Airgas, Inc.	89	6
CF Industries Holdings, Inc.	156	19
Dow Chemical Co. (The)	572	13
Eastman Chemical Co.	459	31
Ecolab, Inc.	129	6
Freeport-McMoRan Copper & Gold, Inc.	1,955	60
LyondellBasell Industries NV Class A	1,779	43
Praxair, Inc.	587	55
Sealed Air Corp.	429	7
Sherwin-Williams Co. (The)	626	47

		304

Producer Durables - 11.0%
3M Co.	1,337	96
Automatic Data Processing, Inc.	1,313	62
Caterpillar, Inc.	789	58
Cooper Industries PLC	273	13
Danaher Corp.	3,401	143
Deere & Co.	1,518	98
Emerson Electric Co.	560	23
FedEx Corp.	38	3
General Electric Co.	9,435	143
Illinois Tool Works, Inc.	510	21
Kansas City Southern (Æ)	1,770	88
Kirby Corp. (Æ)	119	6
Northrop Grumman Corp.	781	41
Paychex, Inc.	860	23
Tyco International, Ltd.	586	24
United Technologies Corp.	230	16
WW Grainger, Inc.	266	40

		898

Technology - 13.1%
Adobe Systems, Inc. (Æ)	264	6
Altera Corp.	118	4
Apple, Inc. (Æ)	424	162
Atmel Corp. (Æ)	849	7
Cisco Systems, Inc.	1,806	28
Corning, Inc.	1,252	15
EchoStar Corp. Class A (Æ)	813	18
EMC Corp. (Æ)	1,708	36

	Principal Amount ($) or Shares	Market Value $
Google, Inc. Class A (Æ)	86	44
Intel Corp.	7,715	165
International Business Machines Corp.	980	171
Intuit, Inc.	671	32
Microsoft Corp.	2,580	64
Oracle Corp.	3,182	91
QUALCOMM, Inc.	866	42
Symantec Corp. (Æ)	679	11
Texas Instruments, Inc.	1,866	50
TIBCO Software, Inc. (Æ)	2,013	45
Varian Semiconductor Equipment Associates, Inc. (Æ)	910	56
VMware, Inc. Class A (Æ)	107	9
Xilinx, Inc.	471	13

		1,069

Utilities - 6.6%
AT&T, Inc.	4,277	122
Consolidated Edison, Inc.	690	39
DPL, Inc.	5,687	171
MetroPCS Communications, Inc. (Æ)	2,660	23
Sempra Energy	304	16
Southern Co.	3,917	166
Verizon Communications, Inc.	20	1

		538

Total Common Stocks (cost $9,439)		8,171

Total Investments - 100.0% (identified cost $9,439)		8,171

Other Assets and Liabilities, Net - 0.0%		2

Net Assets - 100.0%		8,173

See accompanying notes which are an integral part of the financial statements.

Russell 1000 High Momentum ETF	21

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$1,512	$—	$—	$1,512	18.5
Consumer Staples	843	—	—	843	10.3
Energy	1,678	—	—	1,678	20.5
Financial Services	718	—	—	718	8.8
Health Care	611	—	—	611	7.5
Materials and Processing	304	—	—	304	3.7
Producer Durables	898	—	—	898	11.0
Technology	1,069	—	—	1,069	13.1
Utilities	538	—	—	538	6.6

Total Investments	$8,171	$—	$—	$8,171	100.0

Other Assets and Liabilities, Net					—	*

					100.0

*	Less than .05% of net assets

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$862.30	$1,015.07
Expenses Paid During Period*	$2.25	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 2000 Low Beta ETF	23

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 8.4%
99 Cents Only Stores (Æ)	1,279	24
Bridgepoint Education, Inc. (Æ)	1,488	26
Buckle, Inc. (The)	111	4
Capella Education Co. (Æ)	125	4
Caribou Coffee Co., Inc. (Æ)	220	3
Carter’s, Inc. (Æ)	593	18
Cato Corp. (The) Class A	132	3
Childrens Place Retail Stores, Inc. (The) (Æ)	648	30
Citi Trends, Inc. (Æ)	354	4
Coinstar, Inc. (Æ)	447	18
Corinthian Colleges, Inc. (Æ)	4,219	7
Eastman Kodak Co. (Æ)	326	—	±
Elizabeth Arden, Inc. (Æ)	88	2
Fred’s, Inc. Class A	1,356	14
Fuel Systems Solutions, Inc. (Æ)	138	3
hhgregg, Inc. (Æ)	384	4
HOT Topic, Inc.	1,378	10
HSN, Inc.	19	1
Lincoln Educational Services Corp.	766	6
Marchex, Inc. Class A	2,316	20
Matthews International Corp. Class A	439	13
Monro Muffler Brake, Inc.	234	8
National American University Holdings, Inc.	766	5
Nexstar Broadcasting Group, Inc. Class A (Æ)	319	2
Nu Skin Enterprises, Inc. Class A	1,272	52
Nutrisystem, Inc.	115	1
Regis Corp.	261	4
Rent-A-Center, Inc. Class A	63	2
Saga Communications, Inc. Class A (Æ)	200	6
Sinclair Broadcast Group, Inc. Class A	2,252	16
Stamps.com, Inc.	525	11
Stein Mart, Inc.	927	6
Stewart Enterprises, Inc. Class A	359	2
Town Sports International Holdings, Inc. (Æ)	435	3
Universal Technical Institute, Inc. (Æ)	1,282	17
Valassis Communications, Inc. (Æ)	46	1
Viad Corp.	109	2
Westwood One, Inc. (Æ)	424	1
Wolverine World Wide, Inc.	181	6

		359

Consumer Staples - 14.4%
Alico, Inc.	78	2
Andersons, Inc. (The)	387	13
Arden Group, Inc. Class A	57	5
B&G Foods, Inc. Class A	991	16
Cadiz, Inc. (Æ)	837	7
Casey’s General Stores, Inc.	702	31
Central European Distribution Corp. (Æ)	1,429	10
Chiquita Brands International, Inc. (Æ)	122	1
Coca-Cola Bottling Co. Consolidated	249	14
Farmer Bros Co. (Æ)	141	1

	Principal Amount ($) or Shares	Market Value $
Female Health Co. (The)	1,427	6
Fresh Del Monte Produce, Inc.	980	23
Hain Celestial Group, Inc. (The) (Æ)	1,317	40
Imperial Sugar Co.	727	5
J&J Snack Foods Corp.	381	18
Lancaster Colony Corp.	566	35
Lifeway Foods, Inc. (Æ)	365	4
Medifast, Inc. (Æ)	367	6
Nash Finch Co.	496	13
National Beverage Corp.	900	14
Peet’s Coffee & Tea, Inc. (Æ)	371	21
PetMed Express, Inc.	1,611	14
Ruddick Corp.	232	9
Sanderson Farms, Inc.	1,497	71
Schiff Nutrition International, Inc. (Æ)	728	8
Snyders-Lance, Inc.	331	7
Spartan Stores, Inc.	195	3
Star Scientific, Inc. (Æ)	1,435	3
Synutra International, Inc. (Æ)	1,040	6
TreeHouse Foods, Inc. (Æ)	69	4
United Natural Foods, Inc. (Æ)	632	23
Universal Corp.	1,544	55
USANA Health Sciences, Inc. (Æ)	417	11
Vector Group, Ltd.	4,861	83
Village Super Market, Inc. Class A	221	5
WD-40 Co.	633	25

		612

Energy - 0.9%
Dril-Quip, Inc. (Æ)	205	11
EnerNOC, Inc. - ADR (Æ)	93	1
Hallador Energy Co.	90	1
Rex Energy Corp. (Æ)	326	4
Syntroleum Corp. (Æ)	8,334	7
Venoco, Inc. (Æ)	884	8
Zion Oil & Gas, Inc. (Æ)	3,451	7

		39

Financial Services - 21.8%
Abington Bancorp, Inc.	629	5
Advent Software, Inc. (Æ)	96	2
Ames National Corp.	88	1
Amtrust Financial Services, Inc.	962	21
Argo Group International Holdings, Ltd.	104	3
ARMOUR Residential REIT, Inc. (ö)	744	5
Bancorp Rhode Island, Inc.	461	20
Bank of Kentucky Financial Corp.	526	11
Bank of Marin Bancorp	244	8
Beneficial Mutual Bancorp, Inc. (Æ)	868	6
BofI Holding, Inc. (Æ)	11	—	±
Bridge Capital Holdings (Æ)	747	7
Cape Bancorp, Inc. (Æ)	567	4
Capital Bank Corp. (Æ)	853	2
Capstead Mortgage Corp. (ö)	3,564	41
Cardtronics, Inc. (Æ)	2,419	55
Cascade Bancorp (Æ)	700	4
Cass Information Systems, Inc.	145	4
Centerstate Banks, Inc.	2,594	14

24	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Century Bancorp, Inc. Class A	112	3
CIFC Corp. (Æ)	1,010	4
City Holding Co.	95	3
Clifton Savings Bancorp, Inc.	402	4
Colony Financial, Inc. (ö)	1,497	19
Columbia Banking System, Inc.	30	—	±
CreXus Investment Corp. (ö)	2,035	18
Diamond Hill Investment Group, Inc.	93	6
DiamondRock Hospitality Co. (ö)	1,228	9
Donegal Group, Inc. Class A	590	7
Dynex Capital, Inc. (ö)	3,197	26
eHealth, Inc. (Æ)	518	7
Employers Holdings, Inc.	838	11
Encore Bancshares, Inc. (Æ)	507	5
Federal Agricultural Mortgage Corp. Class C	56	1
First Community Bancshares, Inc.	586	6
First Financial Bancorp	298	4
First Financial Bankshares, Inc.	945	25
FPIC Insurance Group, Inc. (Æ)	1,147	48
Gain Capital Holdings, Inc. (Æ)	972	6
German American Bancorp, Inc.	49	1
Glacier Bancorp, Inc.	1,040	10
Gladstone Commercial Corp. (ö)	114	2
Government Properties Income Trust (ö)	954	21
Great Southern Bancorp, Inc.	157	3
Greenlight Capital Re, Ltd. Class A (Æ)	47	1
Hampton Roads Bankshares, Inc. (Æ)	2,283	11
Hancock Holding Co.	813	22
Hatteras Financial Corp. (ö)	391	10
Higher One Holdings, Inc. (Æ)	760	12
Hilltop Holdings, Inc. (Æ)	514	4
Independence Holding Co.	811	6
Investors Bancorp, Inc. (Æ)	955	12
Kearny Financial Corp.	176	2
Meadowbrook Insurance Group, Inc.	723	6
Merchants Bancshares, Inc.	146	4
Meridian Interstate Bancorp, Inc. (Æ)	505	5
Mid-America Apartment Communities, Inc. (ö)	70	4
Midsouth Bancorp, Inc.	324	3
MoneyGram International, Inc. (Æ)	1,128	3
MPG Office Trust, Inc. (Æ) (ö)	1,646	4
National Bankshares, Inc.	233	6
National Health Investors, Inc. (ö)	701	30
National Retail Properties, Inc. (ö)	135	4
NBT Bancorp, Inc.	122	2
Nicholas Financial, Inc.	1,183	12
Northfield Bancorp, Inc.	431	6
Northwest Bancshares, Inc.	1,236	15
Ocwen Financial Corp. (Æ)	338	4
Oriental Financial Group, Inc.	397	4
Oritani Financial Corp.	793	10
Pacific Capital Bancorp NA (Æ)	195	5
Park Sterling Corp. (Æ)	3,008	10
Pebblebrook Hotel Trust (ö)	624	10
Primus Guaranty, Ltd. (Æ)	999	5

	Principal Amount ($) or Shares	Market Value $
Prosperity Bancshares, Inc.	1,177	38
Roma Financial Corp.	526	4
Sabra Health Care REIT, Inc. (ö)	895	9
SeaBright Holdings, Inc.	894	6
Sierra Bancorp	546	5
Signature Bank NY (Æ)	1,252	60
Sterling Financial Corp. (Æ)	950	12
Sunstone Hotel Investors, Inc. (Æ) (ö)	170	1
Tanger Factory Outlet Centers (ö)	2,156	56
UMB Financial Corp.	107	3
Universal Insurance Holdings, Inc.	3,527	14
Value Line, Inc.	9	—	±
ViewPoint Financial Group	357	4
Walter Investment Management Corp.	238	5
Westfield Financial, Inc.	379	2
Wilshire Bancorp, Inc. (Æ)	857	2
World Acceptance Corp. (Æ)	185	10

		925

Health Care - 29.8%
Accelrys, Inc. (Æ)	1,263	8
Accretive Health, Inc. (Æ)	305	6
Accuray, Inc. (Æ)	755	3
Achillion Pharmaceuticals, Inc. (Æ)	1,777	8
Acorda Therapeutics, Inc. (Æ)	435	9
Acura Pharmaceuticals, Inc. (Æ)	2,386	8
Air Methods Corp. (Æ)	105	7
Akorn, Inc. (Æ)	67	—	±
Alkermes PLC (Æ)	1,702	26
Alliance HealthCare Services, Inc. (Æ)	829	1
Allos Therapeutics, Inc. (Æ)	1,296	2
Alnylam Pharmaceuticals, Inc. (Æ)	285	2
Alphatec Holdings, Inc. (Æ)	1,283	3
Amedisys, Inc. (Æ)	69	1
AMN Healthcare Services, Inc. (Æ)	1,540	6
Amsurg Corp. Class A (Æ)	2,543	57
Angiodynamics, Inc. (Æ)	659	9
Anthera Pharmaceuticals, Inc. (Æ)	3,812	18
Ardea Biosciences, Inc. (Æ)	310	5
Arena Pharmaceuticals, Inc. (Æ)	2,775	4
Arqule, Inc. (Æ)	877	4
athenahealth, Inc. (Æ)	37	2
Atrion Corp.	59	12
Auxilium Pharmaceuticals, Inc. (Æ)	264	4
AVEO Pharmaceuticals, Inc. (Æ)	888	14
AVI BioPharma, Inc. (Æ)	10,792	12
Biolase Technology, Inc. (Æ)	1,295	4
Bio-Reference Labs, Inc. (Æ)	3,339	61
BioScrip, Inc. (Æ)	300	2
Biospecifics Technologies Corp. (Æ)	229	4
Cadence Pharmaceuticals, Inc. (Æ)	234	2
Cambrex Corp. (Æ)	138	1
Cell Therapeutics, Inc. (Æ)	13,626	14
Centene Corp. (Æ)	1,221	35
Cerus Corp. (Æ)	2,537	5
Chelsea Therapeutics International, Ltd. (Æ)	465	2

Russell 2000 Low Beta ETF	25

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cleveland Biolabs, Inc. (Æ)	4,464	11
Computer Programs & Systems, Inc.	322	21
Corvel Corp. (Æ)	544	23
Cubist Pharmaceuticals, Inc. (Æ)	840	30
Cytori Therapeutics, Inc. (Æ)	1,024	3
Delcath Systems, Inc. (Æ)	1,326	4
Depomed, Inc. (Æ)	4,488	24
Emeritus Corp. (Æ)	300	4
Endocyte, Inc. (Æ)	1,233	13
Ensign Group, Inc. (The)	25	1
Enzon Pharmaceuticals, Inc. (Æ)	1,184	8
Epocrates, Inc. (Æ)	238	2
Exact Sciences Corp. (Æ)	2,737	18
Exactech, Inc. (Æ)	617	9
ExamWorks Group, Inc. (Æ)	273	3
Exelixis, Inc. (Æ)	1,825	10
Genomic Health, Inc. (Æ)	340	7
Greatbatch, Inc. (Æ)	93	2
Hansen Medical, Inc. (Æ)	1,439	5
Healthspring, Inc. (Æ)	840	31
Healthways, Inc. (Æ)	673	7
Immunogen, Inc. (Æ)	322	3
Incyte Corp., Ltd. (Æ)	527	7
Inhibitex, Inc. (Æ)	3,723	9
Integra LifeSciences Holdings Corp. (Æ)	22	1
Invacare Corp.	85	2
IPC The Hospitalist Co., Inc. (Æ)	273	10
IRIS International, Inc. (Æ)	473	4
Isis Pharmaceuticals, Inc. (Æ)	232	2
Jazz Pharmaceuticals, Inc. (Æ)	1,274	53
Landauer, Inc.	163	8
Lexicon Pharmaceuticals, Inc. (Æ)	13,893	13
LHC Group, Inc. (Æ)	331	6
Luminex Corp. (Æ)	434	10
Magellan Health Services, Inc. (Æ)	1,615	78
MannKind Corp. (Æ)	3,237	12
Masimo Corp.	1,383	30
Maxygen, Inc.	1,015	6
Medicis Pharmaceutical Corp. Class A	1,334	49
Medivation, Inc. (Æ)	272	5
Merge Healthcare, Inc. (Æ)	1,128	7
Merit Medical Systems, Inc. (Æ)	62	1
Molina Healthcare, Inc. (Æ)	762	12
Momenta Pharmaceuticals, Inc. (Æ)	183	2
MWI Veterinary Supply, Inc. (Æ)	176	12
National Research Corp.	85	3
Natus Medical, Inc. (Æ)	193	2
NPS Pharmaceuticals, Inc. (Æ)	1,573	10
NuVasive, Inc. (Æ)	292	5
NxStage Medical, Inc. (Æ)	104	2
Owens & Minor, Inc.	1,802	51
Par Pharmaceutical Cos., Inc. (Æ)	666	18
PAREXEL International Corp. (Æ)	92	2
PDL BioPharma, Inc.	220	1
PharmAthene, Inc. (Æ)	2,671	5
Prestige Brands Holdings, Inc. (Æ)	96	1
Providence Service Corp. (The) (Æ)	51	1

	Principal Amount ($) or Shares	Market Value $
Quality Systems, Inc.	330	32
Questcor Pharmaceuticals, Inc. (Æ)	779	21
Raptor Pharmaceutical Corp. (Æ)	2,463	11
Salix Pharmaceuticals, Ltd. (Æ)	215	6
Santarus, Inc. (Æ)	2,258	6
Seattle Genetics, Inc. (Æ)	192	4
Spectranetics Corp. (Æ)	238	2
Staar Surgical Co. (Æ)	2,835	22
STERIS Corp.	146	4
Sunesis Pharmaceuticals, Inc. (Æ)	1,528	2
SurModics, Inc. (Æ)	252	2
Symmetry Medical, Inc. (Æ)	1,197	9
Theravance, Inc. (Æ)	131	3
Transcend Services, Inc. (Æ)	245	5
Trius Therapeutics, Inc. (Æ)	909	6
Vical, Inc. (Æ)	2,978	7
Volcano Corp. (Æ)	1,024	30
Wright Medical Group, Inc. (Æ)	1,051	19
XenoPort, Inc. (Æ)	234	1
Young Innovations, Inc.	300	9
ZIOPHARM Oncology, Inc. (Æ)	3,409	15
Zoll Medical Corp. (Æ)	231	9

		1,265

Materials and Processing - 0.4%
Schweitzer-Mauduit International, Inc.	281	16

Producer Durables - 4.3%
Allegiant Travel Co. Class A (Æ)	42	2
American Superconductor Corp. (Æ)	75	—	±
CAI International, Inc. (Æ)	391	5
Corporate Executive Board Co. (The)	625	19
Force Protection, Inc. (Æ)	1,011	4
General Maritime Corp. (Æ)	4,300	1
Geo Group, Inc. (The) (Æ)	120	2
Heartland Express, Inc.	1,769	24
HEICO Corp.	118	6
Huron Consulting Group, Inc. (Æ)	116	4
InnerWorkings, Inc. (Æ)	928	7
Knight Transportation, Inc.	1,059	14
Liquidity Services, Inc. (Æ)	48	2
MasTec, Inc. (Æ)	127	2
Mine Safety Appliances Co.	1,598	43
Navigant Consulting, Inc. (Æ)	585	5
Schawk, Inc. Class A	445	4
Stream Global Services, Inc. (Æ)	97	—	±
Swisher Hygiene, Inc. (Æ)	718	3
Teledyne Technologies, Inc. (Æ)	169	8
TRC Cos., Inc. (Æ)	1,937	6
US Airways Group, Inc. (Æ)	1,049	6
Werner Enterprises, Inc.	833	17

		184

Technology - 6.1%
Advanced Analogic Technologies, Inc. (Æ)	462	2
CommVault Systems, Inc. (Æ)	590	22
comScore, Inc. (Æ)	256	4
Comtech Telecommunications Corp.	299	8

26	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

DDi Corp.	1,125	8
Deltek, Inc. (Æ)	1,182	7
Digital River, Inc. (Æ)	129	3
Earthlink, Inc.	1,674	11
Emcore Corp. (Æ)	11,529	11
EPIQ Systems, Inc.	389	5
Finisar Corp. (Æ)	405	7
JDA Software Group, Inc. (Æ)	387	9
Kenexa Corp. (Æ)	444	7
Loral Space & Communications, Inc. (Æ)	213	11
Monolithic Power Systems, Inc. (Æ)	245	3
Motricity, Inc. (Æ)	280	1
Multi-Fineline Electronix, Inc. (Æ)	203	4
Novatel Wireless, Inc. (Æ)	195	1
Oclaro, Inc. (Æ)	7,737	28
Pegasystems, Inc.	263	8
Plantronics, Inc.	418	12
Quest Software, Inc. (Æ)	951	15
Semtech Corp. (Æ)	1,311	28
SuccessFactors, Inc. (Æ)	5	—	±
Sycamore Networks, Inc.	406	7
Synaptics, Inc. (Æ)	477	11
TechTarget, Inc. (Æ)	57	—	±
Tessera Technologies, Inc. (Æ)	101	1
TNS, Inc. (Æ)	691	13
Ultratech, Inc. (Æ)	17	—	±
Viasat, Inc. (Æ)	105	4
Websense, Inc. (Æ)	517	9

		260

Utilities - 13.6%
Alaska Communications Systems Group, Inc.	1,436	9
Allete, Inc.	571	21
Avista Corp.	1,386	33
Black Hills Corp.	920	28
California Water Service Group	1,988	35
Cbeyond, Inc. (Æ)	98	1
Central Vermont Public Service Corp.	1,124	40
CH Energy Group, Inc.	464	24
Cleco Corp.	196	7
Cogent Communications Group, Inc. (Æ)	195	3
Consolidated Communications Holdings, Inc.	372	7
Idacorp, Inc.	894	34
IDT Corp. Class B	56	1
MGE Energy, Inc.	830	34
Neutral Tandem, Inc. (Æ)	646	6
New Jersey Resources Corp.	386	16
Northwest Natural Gas Co.	294	13
NorthWestern Corp.	202	7
NTELOS Holdings Corp.	92	2
PAETEC Holding Corp. (Æ)	445	2
Pendrell Corp. (Æ)	2,863	6
Pennichuck Corp.	617	17

	Principal Amount ($) or Shares	Market Value $
PNM Resources, Inc.	1,148	19
Portland General Electric Co.	2,312	55
South Jersey Industries, Inc.	634	32
UIL Holdings Corp.	499	16
Unisource Energy Corp.	2,351	85
WGL Holdings, Inc.	623	24

		577

Total Common Stocks (cost $4,888)		4,237

Total Investments - 99.7% (identified cost $4,888)		4,237

Other Assets and Liabilities, Net - 0.3%		13

Net Assets - 100.0%		4,250

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Beta ETF	27

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$359	$—	$—	$359	8.4
Consumer Staples	612	—	—	612	14.4
Energy	39	—	—	39	0.9
Financial Services	925	—	—	925	21.8
Health Care	1,265	—	—	1,265	29.8
Materials and Processing	16	—	—	16	0.4
Producer Durables	184	—	—	184	4.3
Technology	260	—	—	260	6.1
Utilities	577	—	—	577	13.6

Total Investments	$4,237	$—	$—	$4,237	99.7

Other Assets and Liabilities, Net					0.3

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

28	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$687.10	$1,015.07
Expenses Paid During Period*	$2.04	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 2000 High Beta ETF	29

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 9.2%
American Axle & Manufacturing Holdings, Inc. (Æ)	372	3
Avis Budget Group, Inc. (Æ)	3,823	38
Beazer Homes USA, Inc. (Æ)	14,803	22
Cenveo, Inc. (Æ)	3,131	9
Crocs, Inc. (Æ)	891	21
Dana Holding Corp. (Æ)	4,879	52
Dollar Thrifty Automotive Group, Inc. (Æ)	257	14
Gaylord Entertainment Co. (Æ)	832	16
Jones Group, Inc. (The)	1,638	15
K-Swiss, Inc. Class A (Æ)	3,711	16
La-Z-Boy, Inc. Class Z (Æ)	1,390	10
Meritor, Inc. (Æ)	2,961	21
Ruby Tuesday, Inc. (Æ)	1,563	11
Skechers U.S.A., Inc. Class A(Æ)	57	1
Steven Madden, Ltd. (Æ)	680	20
Stoneridge, Inc. (Æ)	949	5
Travelzoo, Inc. (Æ)	128	3
Winnebago Industries, Inc. (Æ)	4,978	34
Zagg, Inc. (Æ)	196	2
Zale Corp. (Æ)	381	1

		314

Energy - 11.8%
Approach Resources, Inc. (Æ)	1,173	20
ATP Oil & Gas Corp. (Æ)	1,009	8
Basic Energy Services, Inc. (Æ)	460	7
BPZ Resources, Inc. (Æ)	670	2
Cal Dive International, Inc. (Æ)	1,992	4
Cheniere Energy, Inc. (Æ)	364	2
Complete Production Services, Inc. (Æ)	229	4
Crosstex Energy, Inc.	50	1
CVR Energy, Inc. (Æ)	1,071	23
Dril-Quip, Inc. (Æ)	1,103	58
Endeavour International Corp. (Æ)	365	3
Exterran Holdings, Inc. (Æ)	1,780	17
Global Industries, Ltd. (Æ)	1,642	13
Gulfport Energy Corp. (Æ)	233	6
Harvest Natural Resources, Inc. (Æ)	531	5
Helix Energy Solutions Group, Inc. (Æ)	3,400	44
Hornbeck Offshore Services, Inc. (Æ)	1,506	38
ION Geophysical Corp. (Æ)	256	1
L&L Energy, Inc. (Æ)	1,740	5
Miller Energy Resources, Inc. (Æ)	1,919	5
Mitcham Industries, Inc. (Æ)	1,537	17
Newpark Resources, Inc. (Æ)	228	1
Oasis Petroleum, Inc. (Æ)	267	6
Parker Drilling Co. (Æ)	594	3
Patriot Coal Corp. (Æ)	160	1
PowerSecure International, Inc. (Æ)	270	1
Rosetta Resources, Inc. (Æ)	526	18
Solazyme, Inc. (Æ)	132	1
Tetra Technologies, Inc. (Æ)	1,084	8
Vantage Drilling Co. (Æ)	3,700	5
Western Refining, Inc. (Æ)	314	4

	Principal Amount ($) or Shares	Market Value $
Willbros Group, Inc. (Æ)	10,625	44
World Fuel Services Corp.	786	26

		401

Financial Services - 3.8%
Apollo Investment Corp.	1,386	10
Crawford & Co. Class B	2,110	11
FelCor Lodging Trust, Inc. (Æ)(ö)	42	—	±
First Industrial Realty Trust, Inc. (Æ)(ö)	2,446	20
FPIC Insurance Group, Inc. (Æ)	894	38
FXCM, Inc. Class A	130	2
iStar Financial, Inc. (Æ)(ö)	820	5
PennantPark Investment Corp.	1,186	11
Phoenix Cos., Inc. (The) (Æ)	109	—	±
RAIT Financial Trust (ö)	1,864	6
SeaBright Holdings, Inc.	1,826	13
Walter Investment Management Corp.	628	14

		130

Health Care - 2.7%
Ariad Pharmaceuticals, Inc. (Æ)	2,093	18
athenahealth, Inc. (Æ)	88	5
Endologix, Inc. (Æ)	462	5
Idenix Pharmaceuticals, Inc. (Æ)	351	2
Immunomedics, Inc. (Æ)	1,072	3
Jazz Pharmaceuticals, Inc. (Æ)	489	20
Keryx Biopharmaceuticals, Inc. (Æ)	5,385	16
MAKO Surgical Corp. (Æ)	145	5
Merge Healthcare, Inc. (Æ)	739	5
PAREXEL International Corp. (Æ)	164	3
Sagent Pharmaceuticals, Inc. (Æ)	53	1
Skilled Healthcare Group, Inc. Class A (Æ)	2,363	9

		92

Materials and Processing - 23.2%
Acuity Brands, Inc.	1,638	59
Ameron International Corp.	557	47
Arch Chemicals, Inc.	676	32
Beacon Roofing Supply, Inc. (Æ)	1,574	25
Belden, Inc.	1,673	43
Boise, Inc.	660	3
Buckeye Technologies, Inc.	327	8
Cabot Microelectronics Corp. (Æ)	88	3
Century Aluminum Co. (Æ)	3,926	35
Clarcor, Inc.	494	20
Dynamic Materials Corp.	896	14
Ferro Corp. (Æ)	1,359	8
Gibraltar Industries, Inc. (Æ)	2,262	18
Griffon Corp. (Æ)	2,534	21
HB Fuller Co.	493	9
Innospec, Inc. (Æ)	61	1
Interline Brands, Inc. (Æ)	10	—	±
Kaiser Aluminum Corp.	818	36
Kaydon Corp.	1,761	51
Lawson Products, Inc.	191	3
LB Foster Co. Class A	582	13

30	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Louisiana-Pacific Corp. (Æ)	9,284	47
Mueller Industries, Inc.	1,519	59
Mueller Water Products, Inc. Class A	15,551	39
NN, Inc. (Æ)	494	2
Olympic Steel, Inc.	640	11
PolyOne Corp.	4,563	49
RBC Bearings, Inc. (Æ)	575	20
Simpson Manufacturing Co., Inc.	1,710	43
Texas Industries, Inc.	1,090	35
Universal Forest Products, Inc.	238	6
US Energy Corp. (Æ)	4,903	11
Worthington Industries, Inc.	1,356	19

		790

Producer Durables - 31.4%
Accuride Corp. (Æ)	970	5
Actuant Corp. Class A	3,716	73
Air Transport Services Group, Inc. (Æ)	5,942	26
Aircastle, Ltd.	6,432	61
Albany International Corp. Class A	3,587	65
Altra Holdings, Inc. (Æ)	1,040	12
AO Smith Corp.	722	23
APAC Customer Services, Inc. (Æ)	3,701	32
Arkansas Best Corp.	741	12
Astec Industries, Inc. (Æ)	785	23
Badger Meter, Inc.	447	13
Barnes Group, Inc.	2,087	40
Briggs & Stratton Corp.	3,430	46
Bristow Group, Inc.	250	11
Cascade Corp.	478	16
Coleman Cable, Inc. (Æ)	899	8
Colfax Corp. (Æ)	862	17
Columbus McKinnon Corp. (Æ)	3,257	36
Commercial Vehicle Group, Inc. (Æ)	6,545	43
Dycom Industries, Inc. (Æ)	83	1
EMCOR Group, Inc.	48	1
EnergySolutions, Inc. (Æ)	1,398	5
EnerSys (Æ)	382	8
EnPro Industries, Inc. (Æ)	1,800	53
ESCO Technologies, Inc.	392	10
Federal Signal Corp.	5,892	26
Franklin Electric Co., Inc.	506	18
FreightCar America, Inc. (Æ)	466	7
Gorman-Rupp Co. (The)	1,297	32
Gulfmark Offshore, Inc. Class A (Æ)	969	35
Heidrick & Struggles International, Inc.	472	8
LoopNet, Inc. (Æ)	280	5
Middleby Corp. (Æ)	567	40
Modine Manufacturing Co. (Æ)	1,625	15
NACCO Industries, Inc. Class A	139	9
Old Dominion Freight Line, Inc. (Æ)	203	6
Roadrunner Transportation Systems, Inc. (Æ)	189	3
Robbins & Myers, Inc.	1,124	39
RSC Holdings, Inc. (Æ)	930	7

	Principal Amount ($) or Shares	Market Value $
SYKES Enterprises, Inc. (Æ)	1,388	21
Titan International, Inc.	536	8
United Rentals, Inc. (Æ)	2,371	40
Wabash National Corp. (Æ)	6,311	30
Watts Water Technologies, Inc. Class A	2,027	54
Woodward, Inc.	891	24

		1,067

Technology - 17.5%
American Science & Engineering, Inc.	465	28
Anixter International, Inc.	219	10
Black Box Corp.	2,830	60
Blackboard, Inc. (Æ)	486	22
Cavium, Inc. (Æ)	1,521	41
Daktronics, Inc.	278	2
Dot Hill Systems Corp. (Æ)	4,386	7
DTS, Inc. (Æ)	575	14
Entegris, Inc. (Æ)	152	1
Fabrinet (Æ)	1,542	29
Finisar Corp. (Æ)	569	10
Hittite Microwave Corp. (Æ)	1,371	66
II-VI, Inc. (Æ)	1,242	22
InterDigital, Inc.	126	6
MKS Instruments, Inc.	873	19
Netlogic Microsystems, Inc. (Æ)	369	18
Netscout Systems, Inc. (Æ)	2,050	23
Omnivision Technologies, Inc. (Æ)	831	12
OpenTable, Inc. (Æ)	274	13
Oplink Communications, Inc. (Æ)	1,099	17
Procera Networks, Inc. (Æ)	3,150	30
Sanmina-SCI Corp. (Æ)	1,625	11
Spansion, Inc. Class A (Æ)	1,857	23
STEC, Inc. (Æ)	220	2
Supertex, Inc. (Æ)	53	1
Taleo Corp. Class A (Æ)	1,028	26
TTM Technologies, Inc. (Æ)	3,420	33
Unisys Corp. (Æ)	1,646	26
Universal Display Corp. (Æ)	410	20
VirnetX Holding Corp. (Æ)	111	2

		594

Utilities - 0.4%
8x8, Inc. (Æ)	3,279	13

Total Common Stocks (cost $4,526)		3,401

Total Investments - 100.0% (identified cost $4,526)		3,401

Other Assets and Liabilities, Net - (0.0%)		(1)

Net Assets - 100.0%		3,400

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Beta ETF	31

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$314	$—	$—	$314	9.2
Energy	401	—	—	401	11.8
Financial Services	130	—	—	130	3.8
Health Care	92	—	—	92	2.7
Materials and Processing	790	—	—	790	23.2
Producer Durables	1,067	—	—	1,067	31.4
Technology	594	—	—	594	17.5
Utilities	13	—	—	13	0.4

Total Investments	$3,401	$—	$—	$3,401	100.0

Other Assets and Liabilities, Net					(—	)*

					100.0

*	Less than .05% of net assets

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

32	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$852.20	$1,015.07
Expenses Paid During Period*	$2.23	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 2000 Low Volatility ETF	33

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.4%
Consumer Discretionary - 5.4%
Belo Corp. Class A	1,460	7
CEC Entertainment, Inc.	24	1
Corinthian Colleges, Inc. (Æ)	3,900	6
Dana Holding Corp. (Æ)	1,008	11
Exide Technologies (Æ)	1,447	6
Gaylord Entertainment Co. (Æ)	2,451	47
Gerber Scientific, Inc. (Æ)	245	—	±
Jack in the Box, Inc. (Æ)	108	2
Jones Group, Inc. (The)	170	2
La-Z-Boy, Inc. Class Z (Æ)	1,866	14
Matthews International Corp. Class A	124	4
Pool Corp.	3,248	85
Sinclair Broadcast Group, Inc. Class A	143	1
Stoneridge, Inc. (Æ)	2,749	14
Wolverine World Wide, Inc.	755	25

		225

Consumer Staples - 4.5%
Boston Beer Co., Inc. Class A (Æ)	51	4
Casey’s General Stores, Inc.	528	23
Central European Distribution Corp. (Æ)	410	3
Lancaster Colony Corp.	525	32
Ruddick Corp.	864	34
Snyders-Lance, Inc.	107	2
Tootsie Roll Industries, Inc.	31	1
Universal Corp.	453	16
Vector Group, Ltd.	3,926	67
Weis Markets, Inc.	219	8

		190

Energy - 0.6%
Willbros Group, Inc. (Æ)	5,662	24

Financial Services - 30.9%
Apollo Commercial Real Estate Finance, Inc. (ö)	2,264	30
Ashford Hospitality Trust, Inc. (ö)	4,505	32
Bancfirst Corp.	225	7
Bancorp Rhode Island, Inc.	458	19
BioMed Realty Trust, Inc. (ö)	2,330	39
Capstead Mortgage Corp. (ö)	104	1
Cash America International, Inc.	1,579	80
Cohen & Steers, Inc.	2,524	73
Colony Financial, Inc. (ö)	1,497	19
Dynex Capital, Inc. (ö)	328	3
Euronet Worldwide, Inc. (Æ)	483	8
Ezcorp, Inc. Class A (Æ)	1,391	40
FelCor Lodging Trust, Inc. (Æ) (ö)	17,558	41
First Financial Bancorp	5,526	76
First Financial Bankshares, Inc.	572	15
First Industrial Realty Trust, Inc. (Æ) (ö)	333	3
FPIC Insurance Group, Inc. (Æ)	1,857	78
Franklin Financial Corp. (Æ)	1,529	17
Healthcare Realty Trust, Inc. (ö)	615	10
Heritage Financial Corp.	279	3

	Principal Amount ($) or Shares	Market Value $
Hilltop Holdings, Inc. (Æ)	262	2
Jack Henry & Associates, Inc.	2,003	58
Lakeland Financial Corp.	249	5
LaSalle Hotel Properties (ö)	891	17
Medical Properties Trust, Inc. (ö)	686	6
Montpelier Re Holdings, Ltd.	1,149	20
Navigators Group, Inc. (The) (Æ)	606	26
Northfield Bancorp, Inc.	841	11
Park National Corp.	94	5
Parkway Properties, Inc. (ö)	5,143	57
Pebblebrook Hotel Trust (ö)	1,158	18
PennantPark Investment Corp.	1,395	12
Penns Woods Bancorp, Inc.	29	1
Pennsylvania Real Estate Investment Trust (ö)	1,028	8
PennyMac Mortgage Investment Trust (ö)	2,168	34
Post Properties, Inc. (ö)	465	16
ProAssurance Corp.	542	39
Prospect Capital Corp.	1,030	9
Prosperity Bancshares, Inc.	43	1
PS Business Parks, Inc. (ö)	275	14
Resource Capital Corp. (ö)	8,576	43
RLI Corp.	804	51
Roma Financial Corp.	511	4
Starwood Property Trust, Inc. (ö)	2,904	50
State Bancorp, Inc.	2,038	22
Strategic Hotels & Resorts, Inc. (Æ) (ö)	3,661	16
Sunstone Hotel Investors, Inc. (Æ) (ö)	10,403	59
SVB Financial Group (Æ)	1,613	60
Territorial Bancorp, Inc.	61	1
Tompkins Financial Corp.	473	17
Universal Health Realty Income Trust (ö)	33	1
Westamerica Bancorporation	55	2
Wright Express Corp. (Æ)	399	15

		1,294

Health Care - 10.2%
Abaxis, Inc. (Æ)	56	1
Amsurg Corp. Class A (Æ)	751	17
Analogic Corp.	59	3
Cepheid, Inc. (Æ)	1,047	41
Chemed Corp.	399	22
CONMED Corp. (Æ)	2,647	60
Gentiva Health Services, Inc. (Æ)	2,285	13
Greatbatch, Inc. (Æ)	348	7
Haemonetics Corp. (Æ)	446	26
Healthsouth Corp. (Æ)	280	4
Integra LifeSciences Holdings Corp. (Æ)	377	13
Invacare Corp.	125	3
Ligand Pharmaceuticals, Inc. Class B (Æ)	1,245	17
Magellan Health Services, Inc. (Æ)	914	44
Natus Medical, Inc. (Æ)	349	3
Owens & Minor, Inc.	2,195	62
Quality Systems, Inc.	10	1
Savient Pharmaceuticals, Inc. (Æ)	7,057	29
STERIS Corp.	189	6

34	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sunrise Senior Living, Inc. (Æ)	5,059	24
West Pharmaceutical Services, Inc.	796	30

		426

Materials and Processing - 7.6%
Acuity Brands, Inc.	1,570	57
Ameron International Corp.	751	64
Arch Chemicals, Inc.	153	7
Boise, Inc.	1,489	8
Cabot Microelectronics Corp. (Æ)	63	2
Century Aluminum Co. (Æ)	1,433	13
Ferro Corp. (Æ)	455	3
HB Fuller Co.	115	2
Kaydon Corp.	702	20
Materion Corp. (Æ)	183	4
Minerals Technologies, Inc.	483	24
Mueller Industries, Inc.	135	5
Mueller Water Products, Inc. Class A	483	1
NewMarket Corp.	535	82
Olin Corp.	49	1
Sensient Technologies Corp.	82	3
Simpson Manufacturing Co., Inc.	46	1
Watsco, Inc.	282	14
Worthington Industries, Inc.	152	2
Zoltek Cos., Inc. (Æ)	688	4

		317

Producer Durables - 9.0%
AAR Corp.	226	4
Aircastle, Ltd.	1,508	14
Applied Industrial Technologies, Inc.	1,508	41
Atlas Air Worldwide Holdings, Inc. (Æ)	26	1
Commercial Vehicle Group, Inc. (Æ)	2,509	16
CoStar Group, Inc. (Æ)	432	22
EMCOR Group, Inc.	263	5
Forward Air Corp.	37	1
Genesee & Wyoming, Inc. Class A (Æ)	128	6
Gulfmark Offshore, Inc. Class A (Æ)	15	1
HEICO Corp.	217	11
Heidrick & Struggles International, Inc.	280	5
Kaman Corp. Class A	584	16
Kforce, Inc. (Æ)	1,091	11
Knight Transportation, Inc.	40	1
LoopNet, Inc. (Æ)	4,896	83
MAXIMUS, Inc.	874	31
Middleby Corp. (Æ)	130	9
Moog, Inc. Class A (Æ)	20	1
Orbital Sciences Corp. (Æ)	255	3
Ship Finance International, Ltd.	509	7
Teledyne Technologies, Inc. (Æ)	132	6
Unifirst Corp.	264	12
United Stationers, Inc.	2,070	56
US Ecology, Inc.	174	3
Wabash National Corp. (Æ)	564	3
Werner Enterprises, Inc.	159	3
Woodward, Inc.	133	4

		376

	Principal Amount ($) or Shares	Market Value $
Technology - 9.1%
Anixter International, Inc.	70	3
Arris Group, Inc. (Æ)	191	2
ATMI, Inc. (Æ)	85	1
Avid Technology, Inc. (Æ)	704	5
Blackbaud, Inc.	912	20
Blackboard, Inc. (Æ)	180	8
CACI International, Inc. Class A (Æ)	164	8
Cognex Corp.	130	4
Coherent, Inc. (Æ)	274	12
DealerTrack Holdings, Inc. (Æ)	1,489	23
Hittite Microwave Corp. (Æ)	1,609	79
II-VI, Inc. (Æ)	1,031	18
Microsemi Corp. (Æ)	332	5
Nanometrics, Inc. (Æ)	3,948	57
Netlogic Microsystems, Inc. (Æ)	262	13
Netscout Systems, Inc. (Æ)	191	2
Power Integrations, Inc.	119	4
Progress Software Corp. (Æ)	2,661	47
Quest Software, Inc. (Æ)	631	10
Super Micro Computer, Inc. (Æ)	157	2
Syntel, Inc.	1,313	57

		380

Utilities - 22.1%
Avista Corp.	111	3
Black Hills Corp.	628	19
CH Energy Group, Inc.	1,207	63
Cleco Corp.	2,424	83
Connecticut Water Service, Inc.	172	4
El Paso Electric Co.	2,529	81
Empire District Electric Co. (The)	2,919	57
Idacorp, Inc.	2,173	82
Laclede Group, Inc. (The)	837	32
Middlesex Water Co.	304	5
New Jersey Resources Corp.	1,592	68
Nicor, Inc.	1,553	85
Northwest Natural Gas Co.	1,947	86
NorthWestern Corp.	1,169	37
Pennichuck Corp.	614	17
PNM Resources, Inc.	74	1
Portland General Electric Co.	1,142	27
South Jersey Industries, Inc.	747	37
UIL Holdings Corp.	1,848	61
Unisource Energy Corp.	2,124	77

		925

Total Common Stocks (cost $4,808)		4,157

Total Investments - 99.4% (identified cost $4,808)		4,157

Other Assets and Liabilities, Net - 0.6%		24

Net Assets - 100.0%		4,181

See accompanying notes which are an integral part of the financial statements.

Russell 2000 Low Volatility ETF	35

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$225	$—	$—	$225	5.4
Consumer Staples	190	—	—	190	4.5
Energy	24	—	—	24	0.6
Financial Services	1,294	—	—	1,294	30.9
Health Care	426	—	—	426	10.2
Materials and Processing	317	—	—	317	7.6
Producer Durables	376	—	—	376	9.0
Technology	380	—	—	380	9.1
Utilities	925	—	—	925	22.1

Total Investments	$4,157	$—	$—	$4,157	99.4

Other Assets and Liabilities, Net					0.6

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

36	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$688.50	$1,015.07
Expenses Paid During Period*	$2.04	$2.43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 2000 High Volatility ETF	37

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 18.9%
Amerco, Inc. (Æ)	117	7
Ancestry.com, Inc. (Æ)	185	4
ANN, Inc. (Æ)	2,825	65
Archipelago Learning, Inc. (Æ)	6,055	51
Arctic Cat, Inc. (Æ)	1,021	15
Avis Budget Group, Inc. (Æ)	4,327	42
Barnes & Noble, Inc. (Æ)	2,600	31
Boyd Gaming Corp. (Æ)	3,825	19
Bridgepoint Education, Inc. (Æ)	5,358	93
Brunswick Corp.	1,117	16
Buckle, Inc. (The)	1,876	72
Cabela’s, Inc. (Æ)	1,736	36
Capella Education Co. (Æ)	1,704	48
Caribou Coffee Co., Inc. (Æ)	6,744	80
Coinstar, Inc. (Æ)	1,200	48
Collective Brands, Inc. (Æ)	2,781	36
Conn’s, Inc. (Æ)	1,812	13
Cooper Tire & Rubber Co.	5,984	65
Crocs, Inc. (Æ)	1,121	27
Crown Media Holdings, Inc. Class A (Æ)	15,761	23
Dana Holding Corp. (Æ)	419	4
DG FastChannel, Inc. (Æ)	3,103	53
Dorman Products, Inc. (Æ)	1,009	33
Drew Industries, Inc.	2,055	41
Eastman Kodak Co. (Æ)	73,570	57
Express, Inc.	367	7
Finish Line, Inc. (The) Class A	2,851	57
Fuel Systems Solutions, Inc. (Æ)	2,049	39
Furniture Brands International, Inc. (Æ)	1,871	4
Gordmans Stores, Inc. (Æ)	704	8
Group 1 Automotive, Inc.	3,594	128
hhgregg, Inc. (Æ)	2,668	26
Hovnanian Enterprises, Inc. Class A (Æ)	6,051	7
HSN, Inc.	2,988	99
Johnson Outdoors, Inc. Class A (Æ)	1,267	19
Jones Group, Inc. (The)	2,693	25
Live Nation Entertainment, Inc. (Æ)	4,951	40
Men’s Wearhouse, Inc. (The)	2,791	73
Meritage Homes Corp. (Æ)	1,932	29
Meritor, Inc. (Æ)	1,660	12
Monro Muffler Brake, Inc.	6,429	212
National American University Holdings, Inc.	3,021	22
Nexstar Broadcasting Group, Inc. Class A (Æ)	924	6
Office Depot, Inc. (Æ)	2,809	6
Penske Automotive Group, Inc.	367	6
Pier 1 Imports, Inc. (Æ)	6,651	65
Pinnacle Entertainment, Inc. (Æ)	5,598	51
Quiksilver, Inc. (Æ)	1,679	5
RealD, Inc. (Æ)	2,155	20
Ruby Tuesday, Inc. (Æ)	3,855	28
Ryland Group, Inc.	4,984	53
Saks, Inc. (Æ)	1,549	14
Shutterfly, Inc. (Æ)	172	7
Skechers U.S.A., Inc. Class A (Æ)	4,998	70

	Principal Amount ($) or Shares	Market Value $
Smith & Wesson Holding Corp. (Æ)	3,789	10
Sotheby’s Class A	193	5
Strayer Education, Inc.	63	5
Sturm Ruger & Co., Inc.	1,045	27
Talbots, Inc. (Æ)	48,529	131
Tenneco, Inc. (Æ)	727	19
TiVo, Inc. (Æ)	680	6
Travelzoo, Inc. (Æ)	1,480	33
Tuesday Morning Corp. (Æ)	4,424	16
Valassis Communications, Inc. (Æ)	3,012	56
Vera Bradley, Inc. (Æ)	231	8
Warnaco Group, Inc. (The) (Æ)	314	14
Westwood One, Inc. (Æ)	1,951	7
Wet Seal, Inc. (The) Class A (Æ)	7,203	32
Winnebago Industries, Inc. (Æ)	3,645	25
Zagg, Inc. (Æ)	5,075	50
Zipcar, Inc. (Æ)	1,126	20
Zumiez, Inc. (Æ)	190	3

		2,584

Consumer Staples - 2.1%
Cadiz, Inc. (Æ)	3,508	28
Farmer Bros Co. (Æ)	1,441	8
Fresh Market, Inc. (The) (Æ)	416	16
GNC Holdings, Inc. Class A (Æ)	429	9
Nature’s Sunshine Products, Inc. (Æ)	617	9
Pilgrim’s Pride Corp. (Æ)	1,965	8
Seaboard Corp.	40	72
Star Scientific, Inc. (Æ)	9,616	22
Susser Holdings Corp. (Æ)	4,424	88
Synutra International, Inc. (Æ)	3,749	20

		280

Energy - 15.6%
Abraxas Petroleum Corp. (Æ)	2,667	7
Alon USA Energy, Inc.	3,517	22
Ameresco, Inc. Class A (Æ)	927	9
Apco Oil and Gas International, Inc.	1,698	126
Approach Resources, Inc. (Æ)	224	4
ATP Oil & Gas Corp. (Æ)	4,035	31
Basic Energy Services, Inc. (Æ)	303	4
Berry Petroleum Co. Class A	245	9
BPZ Resources, Inc. (Æ)	18,501	51
CAMAC Energy, Inc. (Æ)	33,672	20
Capstone Turbine Corp. (Æ)	70,444	70
Carrizo Oil & Gas, Inc. (Æ)	156	3
Cheniere Energy, Inc. (Æ)	8,983	46
Clean Energy Fuels Corp. (Æ)	3,128	35
Complete Production Services, Inc. (Æ)	4,556	86
Comstock Resources, Inc. (Æ)	336	5
CVR Energy, Inc. (Æ)	348	7
Delek US Holdings, Inc.	5,499	62
Dril-Quip, Inc. (Æ)	1,863	100
Energy XXI Bermuda, Ltd. (Æ)	476	10
FuelCell Energy, Inc. (Æ)	55,959	47
Gevo, Inc. (Æ)	1,385	8
Global Geophysical Services, Inc. (Æ)	261	2

38	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Global Industries, Ltd. (Æ)	5,852	46
GMX Resources, Inc. (Æ)	7,935	18
Golar LNG, Ltd.	4,619	148
Goodrich Petroleum Corp. (Æ)	1,984	23
GT Advanced Technologies, Inc. (Æ)	22,049	156
Gulfport Energy Corp. (Æ)	2,660	64
Hallador Energy Co.	1,811	16
Helix Energy Solutions Group, Inc. (Æ)	381	5
Hercules Offshore, Inc. (Æ)	11,502	34
Hornbeck Offshore Services, Inc. (Æ)	1,612	40
Houston American Energy Corp. (Æ)	1,970	27
Hyperdynamics Corp. (Æ)	759	3
ION Geophysical Corp. (Æ)	12,318	58
Isramco, Inc. (Æ)	132	8
Key Energy Services, Inc. (Æ)	6,714	64
Kodiak Oil & Gas Corp. (Æ)	8,452	44
L&L Energy, Inc. (Æ)	12,147	33
Lufkin Industries, Inc.	131	7
Magnum Hunter Resources Corp. (Æ)	4,420	15
McMoRan Exploration Co. (Æ)	5,092	51
Miller Energy Resources, Inc. (Æ)	2,707	7
Newpark Resources, Inc. (Æ)	5,819	35
Northern Oil and Gas, Inc. (Æ)	2,238	43
Oasis Petroleum, Inc. (Æ)	1,967	44
Patriot Coal Corp. (Æ)	2,413	20
Penn Virginia Corp.	2,349	13
Petroleum Development Corp. (Æ)	155	3
PowerSecure International, Inc. (Æ)	3,433	16
Rosetta Resources, Inc. (Æ)	1,977	68
STR Holdings, Inc. (Æ)	5,328	43
Swift Energy Co. (Æ)	2,196	53
Vantage Drilling Co. (Æ)	19,725	25
W&T Offshore, Inc.	298	4
Western Refining, Inc. (Æ)	10,532	132

		2,130

Financial Services - 6.5%
Cathay General Bancorp	961	11
CBL & Associates Properties, Inc. (ö)	3,608	41
CNO Financial Group, Inc. (Æ)	3,451	19
Crawford & Co. Class B	6,673	36
CVB Financial Corp.	3,673	28
Doral Financial Corp. (Æ)	16,431	18
First Commonwealth Financial Corp.	24,919	92
First Midwest Bancorp, Inc.	3,205	23
Flagstar Bancorp, Inc. (Æ)	19,613	10
FNB Corp.	4,650	40
Hampton Roads Bankshares, Inc. (Æ)	1,472	7
Higher One Holdings, Inc. (Æ)	491	8
Highwoods Properties, Inc. (ö)	993	28
Home Properties, Inc. (ö)	1,422	81
iStar Financial, Inc. (Æ)(ö)	9,580	56
Knight Capital Group, Inc. Class A (Æ)	1,579	19
Ladenburg Thalmann Financial Services, Inc. (Æ)	35,711	55
Lexington Realty Trust (ö)	6,791	44
MB Financial, Inc.	492	7

	Principal Amount ($) or Shares	Market Value $
MF Global Holdings, Ltd. (Æ)	15,834	65
MGIC Investment Corp. (Æ)	12,620	24
National Penn Bancshares, Inc.	4,632	32
Netspend Holdings, Inc. (Æ)	1,317	7
Piper Jaffray Cos. (Æ)	728	13
Radian Group, Inc.	7,084	16
Stewart Information Services Corp.	2,283	20
Strategic Hotels & Resorts, Inc. (Æ)(ö)	9,175	40
Susquehanna Bancshares, Inc.	6,511	36
Umpqua Holdings Corp.	1,840	16

		892

Health Care - 13.3%
Accretive Health, Inc. (Æ)	871	18
Acorda Therapeutics, Inc. (Æ)	263	5
Acura Pharmaceuticals, Inc. (Æ)	6,990	24
Affymetrix, Inc. (Æ)	733	4
Akorn, Inc. (Æ)	6,795	53
Alkermes PLC (Æ)	568	9
Anthera Pharmaceuticals, Inc. (Æ)	15,027	72
Arena Pharmaceuticals, Inc. (Æ)	47,250	69
Ariad Pharmaceuticals, Inc. (Æ)	9,216	81
AVEO Pharmaceuticals, Inc. (Æ)	4,217	65
AVI BioPharma, Inc. (Æ)	10,767	12
BG Medicine, Inc. (Æ)	2,024	7
Biolase Technology, Inc. (Æ)	14,110	42
Cambrex Corp. (Æ)	6,931	35
Centene Corp. (Æ)	1,417	41
Chelsea Therapeutics International, Ltd. (Æ)	3,027	11
Corcept Therapeutics, Inc. (Æ)	2,317	7
Cubist Pharmaceuticals, Inc. (Æ)	324	11
Curis, Inc. (Æ)	2,384	8
Delcath Systems, Inc. (Æ)	6,010	20
Durect Corp. (Æ)	7,399	12
Endologix, Inc. (Æ)	3,114	31
Epocrates, Inc. (Æ)	8,556	77
Exelixis, Inc. (Æ)	17,270	94
Hansen Medical, Inc. (Æ)	18,567	62
Healthspring, Inc. (Æ)	1,612	59
Incyte Corp., Ltd. (Æ)	2,915	41
InterMune, Inc. (Æ)	2,949	60
Jazz Pharmaceuticals, Inc. (Æ)	207	9
Keryx Biopharmaceuticals, Inc. (Æ)	2,544	8
Lexicon Pharmaceuticals, Inc. (Æ)	127,373	116
MAKO Surgical Corp. (Æ)	1,238	42
MannKind Corp. (Æ)	19,619	74
Merge Healthcare, Inc. (Æ)	3,426	21
Metabolix, Inc. (Æ)	931	4
Metropolitan Health Networks, Inc. (Æ)	2,060	9
Micromet, Inc. (Æ)	5,538	27
Momenta Pharmaceuticals, Inc. (Æ)	2,017	23
Nektar Therapeutics (Æ)	5,295	26
NPS Pharmaceuticals, Inc. (Æ)	3,868	25
Nymox Pharmaceutical Corp. (Æ)	8,506	70
Onyx Pharmaceuticals, Inc. (Æ)	297	9
Optimer Pharmaceuticals, Inc. (Æ)	1,449	20

Russell 2000 High Volatility ETF	39

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Osiris Therapeutics, Inc. (Æ)	3,911	20
Pacific Biosciences of California, Inc. (Æ)	7,738	25
Pharmacyclics, Inc. (Æ)	481	6
Questcor Pharmaceuticals, Inc. (Æ)	3,873	105
Rigel Pharmaceuticals, Inc. (Æ)	4,421	33
Sangamo Biosciences, Inc. (Æ)	4,439	19
Sequenom, Inc. (Æ)	10,163	52
Skilled Healthcare Group, Inc. Class A (Æ)	7,764	28
Solta Medical, Inc. (Æ)	1,812	2
WellCare Health Plans, Inc. (Æ)	164	6
Zalicus, Inc. (Æ)	13,313	13

		1,822

Materials and Processing - 8.3%
American Vanguard Corp.	6,772	76
Calgon Carbon Corp. (Æ)	4,025	59
Coeur d’Alene Mines Corp. (Æ)	6,728	144
General Moly, Inc. (Æ)	3,301	10
Georgia Gulf Corp. (Æ)	1,091	15
Globe Specialty Metals, Inc.	291	4
Gold Resource Corp.	369	6
Golden Star Resources, Ltd. (Æ)	44,001	83
Graphic Packaging Holding Co. (Æ)	8,494	29
Headwaters, Inc. (Æ)	6,434	9
Hecla Mining Co. (Æ)	27,862	150
Kraton Performance Polymers, Inc. (Æ)	153	2
NCI Building Systems, Inc. (Æ)	2,332	18
NL Industries, Inc.	4,040	51
Olin Corp.	321	6
Omega Flex, Inc. (Æ)	639	8
Omnova Solutions, Inc. (Æ)	2,032	7
Paramount Gold and Silver Corp. (Æ)	1,255	3
Schweitzer-Mauduit International, Inc.	821	46
Senomyx, Inc. (Æ)	2,797	10
Simpson Manufacturing Co., Inc.	5,523	138
Stillwater Mining Co. (Æ)	6,030	51
Universal Forest Products, Inc.	539	13
Uranium Energy Corp. (Æ)	4,560	12
US Gold Corp. (Æ)	28,318	114
Vista Gold Corp. (Æ)	16,358	55
Zep, Inc.	758	11

		1,130

Producer Durables - 12.4%
A123 Systems, Inc. (Æ)	12,942	45
ACCO Brands Corp. (Æ)	11,762	56
Advisory Board Co. (The) (Æ)	191	12
Aerovironment, Inc. (Æ)	935	26
Alamo Group, Inc.	916	19
Alaska Air Group, Inc. (Æ)	1,117	63
Allegiant Travel Co. Class A (Æ)	343	16
Altra Holdings, Inc. (Æ)	3,713	43
AM Castle & Co. (Æ)	3,713	41
American Superconductor Corp. (Æ)	4,023	16
Broadwind Energy, Inc. (Æ)	34,985	11
CAI International, Inc. (Æ)	3,487	41
Clean Harbors, Inc. (Æ)	227	12

	Principal Amount ($) or Shares	Market Value $
Coleman Cable, Inc. (Æ)	3,984	34
Commercial Vehicle Group, Inc. (Æ)	721	5
Darling International, Inc. (Æ)	967	12
DXP Enterprises, Inc. (Æ)	1,623	31
Ener1, Inc. (Æ)	104,262	14
Energy Recovery, Inc. (Æ)	2,655	8
EnergySolutions, Inc. (Æ)	4,325	15
ESCO Technologies, Inc.	1,968	50
Excel Maritime Carriers, Ltd. Class A (Æ)	4,127	9
Force Protection, Inc. (Æ)	8,387	32
Genco Shipping & Trading, Ltd. (Æ)	7,657	60
General Maritime Corp. (Æ)	7,593	2
HUB Group, Inc. Class A (Æ)	939	27
Huron Consulting Group, Inc. (Æ)	235	7
InnerWorkings, Inc. (Æ)	4,441	35
Kimball International, Inc. Class B	6,567	32
MasTec, Inc. (Æ)	656	12
Measurement Specialties, Inc. (Æ)	1,216	32
Modine Manufacturing Co. (Æ)	2,879	26
Old Dominion Freight Line, Inc. (Æ)	5,295	152
Overseas Shipholding Group, Inc.	1,645	23
PMFG, Inc. (Æ)	1,876	30
Power-One, Inc. (Æ)	8,002	36
Robbins & Myers, Inc.	169	6
Satcon Technology Corp. (Æ)	20,836	20
Sauer-Danfoss, Inc. (Æ)	231	7
Schawk, Inc. Class A	2,601	26
ServiceSource International, Inc. (Æ)	404	5
Standex International Corp.	2,933	91
Stream Global Services, Inc. (Æ)	2,551	5
Swift Transportation Co. Class A (Æ)	6,997	45
Swisher Hygiene, Inc. (Æ)	33,651	135
Tecumseh Products Co. Class A (Æ)	683	5
Titan Machinery, Inc. (Æ)	176	3
TRC Cos., Inc. (Æ)	609	2
Trimas Corp. (Æ)	3,540	53
United Rentals, Inc. (Æ)	268	5
Universal Truckload Services, Inc.	1,369	18
US Airways Group, Inc. (Æ)	20,835	114
Valence Technology, Inc. (Æ)	57,834	61

		1,686

Technology - 19.4%
3D Systems Corp. (Æ)	241	3
Acacia Research - Acacia Technologies (Æ)	193	7
ADTRAN, Inc.	245	6
Agilysys, Inc. (Æ)	500	4
Aruba Networks, Inc. (Æ)	2,783	58
BroadSoft, Inc. (Æ)	2,484	75
CIBER, Inc. (Æ)	18,266	55
CommVault Systems, Inc. (Æ)	523	19
Computer Task Group, Inc. (Æ)	3,519	39
Cymer, Inc. (Æ)	140	5
Deltek, Inc. (Æ)	5,267	32
Demand Media, Inc. (Æ)	6,968	56
Echelon Corp. (Æ)	3,435	24

40	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Emulex Corp. (Æ)	15,103	97
Entropic Communications, Inc. (Æ)	5,339	22
Envestnet, Inc. (Æ)	4,668	47
Fabrinet (Æ)	7,058	131
Fairpoint Communications, Inc. (Æ)	1,773	8
Finisar Corp. (Æ)	2,341	41
FSI International, Inc. (Æ)	10,786	20
iGate Corp.	1,633	19
Insight Enterprises, Inc. (Æ)	1,043	16
InterDigital, Inc.	3,309	153
Intevac, Inc. (Æ)	1,361	10
IntraLinks Holdings, Inc. (Æ)	2,427	18
Kopin Corp. (Æ)	16,825	58
Kulicke & Soffa Industries, Inc. (Æ)	19,043	141
Lionbridge Technologies, Inc. (Æ)	2,752	7
LogMeIn, Inc. (Æ)	192	6
LTX-Credence Corp. (Æ)	10,850	57
Mercury Computer Systems, Inc. (Æ)	2,599	30
Microvision, Inc. (Æ)	9,639	7
Motricity, Inc. (Æ)	2,836	5
NetSuite, Inc. (Æ)	248	7
OCZ Technology Group, Inc. (Æ)	445	2
Omnivision Technologies, Inc. (Æ)	2,885	41
OpenTable, Inc. (Æ)	109	5
Openwave Systems, Inc. (Æ)	7,744	12
Opnext, Inc. (Æ)	14,978	19
PC Connection, Inc. (Æ)	1,813	14
Photronics, Inc. (Æ)	3,643	18
Plexus Corp. (Æ)	1,237	28
Powerwave Technologies, Inc. (Æ)	15,587	27
PROS Holdings, Inc. (Æ)	2,212	29
QLIK Technologies, Inc. (Æ)	10,480	226
Quantum Corp. (Æ)	17,427	32
Quepasa Corp. (Æ)	5,200	18
RealPage, Inc. (Æ)	2,088	43
RF Micro Devices, Inc. (Æ)	20,314	129
Rogers Corp. (Æ)	579	23
Rubicon Technology, Inc. (Æ)	2,724	30
ShoreTel, Inc. (Æ)	4,947	25
Silicon Graphics International Corp. (Æ)	957	11
Sonus Networks, Inc. (Æ)	15,951	35
STEC, Inc. (Æ)	6,386	65
SuccessFactors, Inc. (Æ)	280	6
Synchronoss Technologies, Inc. (Æ)	183	5
Take-Two Interactive Software, Inc. (Æ)	4,624	59
Tessera Technologies, Inc. (Æ)	1,487	18
THQ, Inc. (Æ)	3,125	5
TriQuint Semiconductor, Inc. (Æ)	8,426	42
Universal Display Corp. (Æ)	1,760	84
Veeco Instruments, Inc. (Æ)	2,907	71
Viasystems Group, Inc. (Æ)	1,882	33
VirnetX Holding Corp. (Æ)	11,642	174
Wave Systems Corp. Class A (Æ)	1,985	5
Web.com Group, Inc. (Æ)	3,378	24

		2,641

	Principal Amount ($) or Shares	Market Value $
Utilities - 3.4%
8x8, Inc. (Æ)	60,416	245
Boingo Wireless, Inc. (Æ)	5,312	38
Dynegy, Inc. Class A (Æ)	15,437	64
Global Crossing, Ltd. (Æ)	753	18
Globalstar, Inc. (Æ)	10,675	4
IDT Corp. Class B	1,120	23
PAETEC Holding Corp. (Æ)	1,331	7
Pendrell Corp. (Æ)	19,811	45
Vonage Holdings Corp. (Æ)	7,131	19

		463

Total Common Stocks (cost $17,904)		13,628

Total Investments - 99.9% (identified cost $17,904)		13,628

Other Assets and Liabilities, Net - 0.1%		20

Net Assets - 100.0%		13,648

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Volatility ETF	41

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$2,584	$—	$—	$2,584	18.9
Consumer Staples	280	—	—	280	2.1
Energy	2,130	—	—	2,130	15.6
Financial Services	892	—	—	892	6.5
Health Care	1,822	—	—	1,822	13.3
Materials and Processing	1,130	—	—	1,130	8.3
Producer Durables	1,686	—	—	1,686	12.4
Technology	2,641	—	—	2,641	19.4
Utilities	463	—	—	463	3.4

Total Investments	$13,628	$—	$—	$13,628	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

42	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 26, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 26, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$799 .60	$1,015.07
Expenses Paid During Period*	$2 .17	$2 .43

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the 128-day period annualized), multiplied by the average account value over the period, multiplied by 128/366 (to reflect the period since commencement of operations).

Russell 2000 High Momentum ETF	43

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 17.7%
AH Belo Corp. Class A	808	3
Amerco, Inc. (Æ)	326	20
American Greetings Corp. Class A	523	10
America’s Car-Mart, Inc. (Æ)	646	19
Ameristar Casinos, Inc.	591	9
Asbury Automotive Group, Inc. (Æ)	1,260	21
Ascena Retail Group, Inc. (Æ)	1,518	41
Audiovox Corp. Class A (Æ)	867	5
Avis Budget Group, Inc. (Æ)	160	2
Biglari Holdings, Inc. (Æ)	67	20
BJ’s Restaurants, Inc. (Æ)	297	13
Buffalo Wild Wings, Inc. (Æ)	370	22
Callaway Golf Co.	1,252	6
Caribou Coffee Co., Inc. (Æ)	2,073	25
Carter’s, Inc. (Æ)	1,119	34
Central Garden and Pet Co. Class A (Æ)	1,054	7
Cheesecake Factory, Inc. (The) (Æ)	1,620	40
Cracker Barrel Old Country Store, Inc.	164	7
Crocs, Inc. (Æ)	3,881	92
Dana Holding Corp. (Æ)	4,792	50
Delta Apparel, Inc. (Æ)	506	8
DG FastChannel, Inc. (Æ)	473	8
DineEquity, Inc. (Æ)	408	16
Dollar Thrifty Automotive Group, Inc. (Æ)	1,852	103
Domino’s Pizza, Inc. (Æ)	4,680	127
Elizabeth Arden, Inc. (Æ)	1,567	45
EW Scripps Co. Class A (Æ)	3,666	26
Fisher Communications, Inc. (Æ)	1,258	28
Gaylord Entertainment Co. (Æ)	694	13
Genesco, Inc. (Æ)	467	24
G-III Apparel Group, Ltd. (Æ)	765	17
Iconix Brand Group, Inc. (Æ)	395	6
Inter Parfums, Inc.	861	13
Johnson Outdoors, Inc. Class A (Æ)	368	6
JOS A Bank Clothiers, Inc. (Æ)	242	11
Kirkland’s, Inc. (Æ)	1,327	12
Krispy Kreme Doughnuts, Inc. (Æ)	389	3
Libbey, Inc. (Æ)	904	10
Lithia Motors, Inc. Class A	1,941	28
Marchex, Inc. Class A	2,411	20
Men’s Wearhouse, Inc. (The)	703	18
Monro Muffler Brake, Inc.	917	30
Motorcar Parts of America, Inc. (Æ)	447	4
New York & Co., Inc. (Æ)	2,220	7
Nu Skin Enterprises, Inc. Class A	944	38
PF Chang’s China Bistro, Inc.	170	5
Pricesmart, Inc.	1,041	65
Rent-A-Center, Inc. Class A	765	21
Ruby Tuesday, Inc. (Æ)	1,843	13
Ruth’s Hospitality Group, Inc. (Æ)	3,922	17
Saga Communications, Inc. Class A (Æ)	381	11
Six Flags Entertainment Corp.	272	8
Sotheby’s Class A	1,151	32
Steiner Leisure, Ltd. (Æ)	313	13
Steven Madden, Ltd. (Æ)	1,224	37

	Principal Amount ($) or Shares	Market Value $
Sturm Ruger & Co., Inc.	790	21
Summer Infant, Inc. (Æ)	594	4
Tenneco, Inc. (Æ)	2,444	63
Town Sports International Holdings, Inc. (Æ)	606	4
Travelzoo, Inc. (Æ)	139	3
Zagg, Inc. (Æ)	1,541	15

		1,399

Consumer Staples - 4.9%
Boston Beer Co., Inc. Class A (Æ)	216	16
Casey’s General Stores, Inc.	1,028	45
Diamond Foods, Inc.	1,227	97
J&J Snack Foods Corp.	731	35
Lancaster Colony Corp.	672	41
MGP Ingredients, Inc.	1,442	7
National Beverage Corp.	2,161	33
Omega Protein Corp. (Æ)	4,271	39
Schiff Nutrition International, Inc. (Æ)	1,026	11
Seaboard Corp.	2	4
United Natural Foods, Inc. (Æ)	772	29
Vector Group, Ltd.	1,757	30

		387

Energy - 11.9%
Apco Oil and Gas International, Inc.	1,212	90
Approach Resources, Inc. (Æ)	2,453	42
Basic Energy Services, Inc. (Æ)	413	6
Berry Petroleum Co. Class A	2,398	85
Capstone Turbine Corp. (Æ)	32,815	33
Carrizo Oil & Gas, Inc. (Æ)	100	2
Complete Production Services, Inc. (Æ)	3,450	65
CVR Energy, Inc. (Æ)	2,559	54
Delek US Holdings, Inc.	282	3
Dril-Quip, Inc. (Æ)	530	29
Energy XXI Bermuda, Ltd. (Æ)	109	2
FX Energy, Inc. (Æ)	412	2
Global Geophysical Services, Inc. (Æ)	642	5
Golar LNG, Ltd.	1,806	57
GT Advanced Technologies, Inc. (Æ)	281	2
Gulfport Energy Corp. (Æ)	2,366	57
Hornbeck Offshore Services, Inc. (Æ)	140	3
Key Energy Services, Inc. (Æ)	2,452	23
Kodiak Oil & Gas Corp. (Æ)	14,760	77
Lufkin Industries, Inc.	56	3
Northern Oil and Gas, Inc. (Æ)	1,966	38
Oasis Petroleum, Inc. (Æ)	130	3
OYO Geospace Corp. (Æ)	407	23
Pioneer Drilling Co. (Æ)	8,740	63
Rosetta Resources, Inc. (Æ)	935	32
Stone Energy Corp. (Æ)	144	2
Swift Energy Co. (Æ)	234	6
W&T Offshore, Inc.	7,282	100
Western Refining, Inc. (Æ)	2,130	27
World Fuel Services Corp.	389	13

		947

44	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 17.2%
Advance America Cash Advance Centers, Inc.	2,094	15
Advent Software, Inc. (Æ)	724	15
Ameris Bancorp (Æ)	381	3
Amtrust Financial Services, Inc.	212	5
Anworth Mortgage Asset Corp. (ö)	2,490	17
Apollo Investment Corp.	1,375	10
Arrow Financial Corp.	579	13
Ashford Hospitality Trust, Inc. (ö)	2,976	21
Associated Estates Realty Corp. (ö)	975	15
BGC Partners, Inc. Class A	2,306	14
BlackRock Kelso Capital Corp.	3,834	28
Cardtronics, Inc. (Æ)	4,038	94
CBL & Associates Properties, Inc. (ö)	2,460	28
Center Financial Corp. (Æ)	964	5
Century Bancorp, Inc. Class A	326	8
Colonial Properties Trust (ö)	1,117	20
Crawford & Co. Class B	433	2
Delphi Financial Group, Inc. Class A	669	14
Diamond Hill Investment Group, Inc.	39	3
DuPont Fabros Technology, Inc. (ö)	1,294	25
Dynex Capital, Inc. (ö)	3,500	28
Entertainment Properties Trust (ö)	1,366	53
Evercore Partners, Inc. Class A	463	11
Extra Space Storage, Inc. (ö)	1,435	27
Ezcorp, Inc. Class A (Æ)	1,170	33
Financial Engines, Inc. (Æ)	160	3
First Cash Financial Services, Inc. (Æ)	1,014	43
First Industrial Realty Trust, Inc. (Æ)(ö)	453	4
First Interstate Bancsystem, Inc. Class A	431	5
First Midwest Bancorp, Inc.	763	6
Getty Realty Corp. (ö)	303	4
Gladstone Commercial Corp. (ö)	835	13
Glimcher Realty Trust (ö)	6,723	48
Government Properties Income Trust (ö)	715	15
Greenlight Capital Re, Ltd. Class A (Æ)	605	13
Hatteras Financial Corp. (ö)	367	9
Hersha Hospitality Trust Class A (ö)	5,887	20
HFF, Inc. Class A (Æ)	346	3
Intersections, Inc.	411	5
iStar Financial, Inc. (Æ)(ö)	2,830	16
Kennedy-Wilson Holdings, Inc.	1,559	17
Kohlberg Capital Corp.	398	2
LaSalle Hotel Properties (ö)	712	14
MarketAxess Holdings, Inc.	957	25
MCG Capital Corp.	6,110	24
Meadowbrook Insurance Group, Inc.	1,996	18
Medical Properties Trust, Inc. (ö)	818	7
MFA Financial, Inc. (ö)	5,363	38
National Financial Partners Corp. (Æ)	587	6
National Health Investors, Inc. (ö)	765	32
Nelnet, Inc. Class A	465	9
NewStar Financial, Inc. (Æ)	5,737	54
NorthStar Realty Finance Corp. (ö)	3,544	12
Ocwen Financial Corp. (Æ)	824	11
Omega Healthcare Investors, Inc. (ö)	794	13
Oriental Financial Group, Inc.	1,732	17

	Principal Amount ($) or Shares	Market Value $
PennantPark Investment Corp.	3,530	31
Pennsylvania Real Estate Investment Trust (ö)	2,217	17
Post Properties, Inc. (ö)	1,304	45
Resource Capital Corp. (ö)	1,188	6
Signature Bank NY (Æ)	172	8
Sovran Self Storage, Inc. (ö)	161	6
Strategic Hotels & Resorts, Inc. (Æ)(ö)	1,679	7
Sun Communities, Inc. (ö)	1,080	38
Susquehanna Bancshares, Inc.	770	4
TICC Capital Corp.	2,672	22
Trustmark Corp.	1,497	27
Two Harbors Investment Corp. (ö)	339	3
Virtus Investment Partners, Inc. (Æ)	1,604	86
Webster Financial Corp.	941	14
Wintrust Financial Corp.	454	12
World Acceptance Corp. (Æ)	467	26
Wright Express Corp. (Æ)	64	2

		1,367

Health Care - 15.4%
Air Methods Corp. (Æ)	91	6
Akorn, Inc. (Æ)	1,062	8
Align Technology, Inc. (Æ)	127	2
Alkermes PLC (Æ)	351	5
Ariad Pharmaceuticals, Inc. (Æ)	3,774	33
AtriCure, Inc. (Æ)	433	4
Caliper Life Sciences, Inc. (Æ)	940	10
Cantel Medical Corp.	745	16
Cardiovascular Systems, Inc. (Æ)	3,681	42
Computer Programs & Systems, Inc.	511	34
DexCom, Inc. (Æ)	254	3
Endologix, Inc. (Æ)	2,006	20
Ensign Group, Inc. (The)	7,296	169
Exact Sciences Corp. (Æ)	2,552	17
Exelixis, Inc. (Æ)	322	2
Five Star Quality Care, Inc. (Æ)	710	2
Healthspring, Inc. (Æ)	600	22
HeartWare International, Inc. (Æ)	886	57
HMS Holdings Corp. (Æ)	1,760	43
Idenix Pharmaceuticals, Inc. (Æ)	4,890	24
IPC The Hospitalist Co., Inc. (Æ)	74	3
ISTA Pharmaceuticals, Inc. (Æ)	882	3
Jazz Pharmaceuticals, Inc. (Æ)	3,807	158
MAKO Surgical Corp. (Æ)	751	26
Medivation, Inc. (Æ)	944	16
Merit Medical Systems, Inc. (Æ)	1,267	17
MWI Veterinary Supply, Inc. (Æ)	48	3
Neoprobe Corp. (Æ)	2,358	7
NxStage Medical, Inc. (Æ)	3,373	70
Obagi Medical Products, Inc. (Æ)	1,072	10
Oncothyreon, Inc. (Æ)	2,882	17
Opko Health, Inc. (Æ)	1,319	6
Pain Therapeutics, Inc.	503	2
PDL BioPharma, Inc.	604	3
Pernix Therapeutics Holdings (Æ)	1,221	11
Quality Systems, Inc.	546	53
Questcor Pharmaceuticals, Inc. (Æ)	2,857	78

Russell 2000 High Momentum ETF	45

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rockwell Medical Technologies, Inc. (Æ)	5,122	42
Salix Pharmaceuticals, Ltd. (Æ)	1,158	34
Sciclone Pharmaceuticals, Inc. (Æ)	5,824	22
Spectrum Pharmaceuticals, Inc. (Æ)	5,840	45
Theravance, Inc. (Æ)	408	8
Transcend Services, Inc. (Æ)	169	4
Viropharma, Inc. (Æ)	1,868	34
WellCare Health Plans, Inc. (Æ)	299	11
ZIOPHARM Oncology, Inc. (Æ)	3,959	17
Zoll Medical Corp. (Æ)	77	3

		1,222

Materials and Processing - 7.7%
Acuity Brands, Inc.	409	15
Ameron International Corp.	259	22
Beacon Roofing Supply, Inc. (Æ)	1,259	20
Belden, Inc.	704	18
Boise, Inc.	4,891	25
Buckeye Technologies, Inc.	932	22
Clearwater Paper Corp. (Æ)	2,808	95
Compx International, Inc.	132	2
Globe Specialty Metals, Inc.	611	9
Hawkins, Inc.	743	24
Haynes International, Inc.	154	7
Hexcel Corp. (Æ)	1,393	31
Innospec, Inc. (Æ)	760	18
Interface, Inc. Class A	194	2
Interline Brands, Inc. (Æ)	2,775	36
KapStone Paper and Packaging Corp. (Æ)	1,491	21
Kraton Performance Polymers, Inc. (Æ)	2,143	35
LSB Industries, Inc. (Æ)	166	5
NewMarket Corp.	55	8
NL Industries, Inc.	446	6
Omnova Solutions, Inc. (Æ)	261	1
PolyOne Corp.	4,861	52
Quaker Chemical Corp.	167	4
Quanex Building Products Corp.	407	4
Revett Minerals, Inc. (Æ)	1,516	6
Schweitzer-Mauduit International, Inc.	1,269	71
TPC Group, Inc. (Æ)	1,269	25
Trex Co., Inc. (Æ)	397	6
Unifi, Inc. (Æ)	2,031	17
US Gold Corp. (Æ)	1,186	5

		612

Producer Durables - 8.8%
Actuant Corp. Class A	253	5
Advisory Board Co. (The) (Æ)	138	9
Alamo Group, Inc.	778	16
Alaska Air Group, Inc. (Æ)	726	42
Altra Holdings, Inc. (Æ)	126	1
AM Castle & Co. (Æ)	1,924	21
AT Cross Co. Class A (Æ)	866	10
Atlas Air Worldwide Holdings, Inc. (Æ)	488	16
Blount International, Inc. (Æ)	568	8
Briggs & Stratton Corp.	928	13
Bristow Group, Inc.	380	16

	Principal Amount ($) or Shares	Market Value $
CAI International, Inc. (Æ)	799	9
Ceradyne, Inc. (Æ)	107	3
Chart Industries, Inc. (Æ)	660	28
Coleman Cable, Inc. (Æ)	2,177	18
Colfax Corp. (Æ)	162	3
CoStar Group, Inc. (Æ)	64	3
Cubic Corp.	580	23
Darling International, Inc. (Æ)	542	7
Douglas Dynamics, Inc.	472	6
Electronics for Imaging, Inc. (Æ)	362	5
EnPro Industries, Inc. (Æ)	766	23
Global Power Equipment Group, Inc. (Æ)	303	7
Gorman-Rupp Co. (The)	381	9
Heritage-Crystal Clean, Inc. (Æ)	298	5
Hurco Cos., Inc. (Æ)	118	2
Huron Consulting Group, Inc. (Æ)	259	8
Insperity, Inc.	557	12
Kaman Corp. Class A	744	21
Kforce, Inc. (Æ)	2,154	21
Littelfuse, Inc.	78	3
MasTec, Inc. (Æ)	343	6
Measurement Specialties, Inc. (Æ)	180	5
Middleby Corp. (Æ)	203	14
Miller Industries, Inc.	1,154	20
Odyssey Marine Exploration, Inc. (Æ)	2,482	6
Park-Ohio Holdings Corp. (Æ)	456	5
Preformed Line Products Co.	96	4
Primoris Services Corp.	476	5
Quality Distribution, Inc. (Æ)	255	2
Sauer-Danfoss, Inc. (Æ)	909	26
Ship Finance International, Ltd.	1,019	13
Sun Hydraulics Corp.	99	2
SYKES Enterprises, Inc. (Æ)	248	4
Textainer Group Holdings, Ltd.	303	6
Titan International, Inc.	1,637	25
Trimas Corp. (Æ)	8,391	126
Twin Disc, Inc.	1,384	37
Ultrapetrol Bahamas, Ltd. (Æ)	2,513	6
United Rentals, Inc. (Æ)	98	2
X-Rite, Inc. (Æ)	3,695	14

		701

Technology - 13.9%
3D Systems Corp. (Æ)	133	2
ACI Worldwide, Inc. (Æ)	93	3
ADTRAN, Inc.	76	2
Amtech Systems, Inc. (Æ)	1,283	10
Anixter International, Inc.	62	3
Arris Group, Inc. (Æ)	3,603	37
Aruba Networks, Inc. (Æ)	810	17
AXT, Inc. (Æ)	2,567	13
Blue Coat Systems, Inc. (Æ)	755	10
Calix, Inc. (Æ)	218	2
Cavium, Inc. (Æ)	60	2
Ceva, Inc. (Æ)	327	8
Checkpoint Systems, Inc. (Æ)	457	6
CIBER, Inc. (Æ)	1,452	4

46	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CommVault Systems, Inc. (Æ)	1,525	57
Computer Task Group, Inc. (Æ)	2,422	27
Comtech Telecommunications Corp.	128	4
Digital River, Inc. (Æ)	838	17
Ebix, Inc.	1,115	16
eMagin Corp. (Æ)	4,813	13
Emcore Corp. (Æ)	8,418	8
Entegris, Inc. (Æ)	219	1
Fabrinet (Æ)	4,940	93
FEI Co. (Æ)	102	3
Finisar Corp. (Æ)	2,425	43
GeoEye, Inc. (Æ)	492	14
iGate Corp.	1,937	22
II-VI, Inc. (Æ)	629	11
Insight Enterprises, Inc. (Æ)	1,921	29
InterDigital, Inc.	480	22
IntraLinks Holdings, Inc. (Æ)	222	2
Kemet Corp. (Æ)	299	2
Kenexa Corp. (Æ)	247	4
Lattice Semiconductor Corp. (Æ)	6,277	33
LeCroy Corp. (Æ)	797	6
LogMeIn, Inc. (Æ)	533	18
Magma Design Automation, Inc. (Æ)	2,687	12
MicroStrategy, Inc. Class A (Æ)	18	2
Netgear, Inc. (Æ)	64	2
Netlogic Microsystems, Inc. (Æ)	513	25
Netscout Systems, Inc. (Æ)	111	1
NetSuite, Inc. (Æ)	268	7
NIC, Inc.	400	5
NVE Corp. (Æ)	563	34
Omnivision Technologies, Inc. (Æ)	891	13
OpenTable, Inc. (Æ)	249	11
Opnet Technologies, Inc.	951	33
Parametric Technology Corp. (Æ)	1,033	16
Photronics, Inc. (Æ)	433	2
PROS Holdings, Inc. (Æ)	272	4
QLIK Technologies, Inc. (Æ)	295	6
Quest Software, Inc. (Æ)	1,537	24
RealPage, Inc. (Æ)	144	3
Richardson Electronics, Ltd.	921	13
RightNow Technologies, Inc. (Æ)	1,003	33
Semtech Corp. (Æ)	382	8
SolarWinds, Inc. (Æ)	109	2
Sourcefire, Inc. (Æ)	1,331	36
Sycamore Networks, Inc.	204	4
Synaptics, Inc. (Æ)	679	16
Synchronoss Technologies, Inc. (Æ)	496	12
Syntel, Inc.	423	18
Take-Two Interactive Software, Inc. (Æ)	225	3
TriQuint Semiconductor, Inc. (Æ)	3,923	20
Tyler Technologies, Inc. (Æ)	896	23
Unisys Corp. (Æ)	101	2
Universal Display Corp. (Æ)	1,052	50
Veeco Instruments, Inc. (Æ)	1,046	26
Virtusa Corp. (Æ)	470	6

	Principal Amount ($) or Shares	Market Value $
Web.com Group, Inc. (Æ)	2,205	15
Westell Technologies, Inc. Class A (Æ)	24,680	53

		1,104

Utilities - 2.3%
8x8, Inc. (Æ)	808	3
Atlantic Power Corp.	472	7
Central Vermont Public Service Corp.	996	36
Cogent Communications Group, Inc. (Æ)	759	10
El Paso Electric Co.	197	6
IDT Corp. Class B	1,298	27
Middlesex Water Co.	1,189	20
Neutral Tandem, Inc. (Æ)	343	3
Nicor, Inc.	313	17
NorthWestern Corp.	1,106	36
Pennichuck Corp.	120	3
Portland General Electric Co.	222	5
UIL Holdings Corp.	178	6

		179

Total Common Stocks (cost $9,542)		7,918

Total Investments - 99.8% (identified cost $9,542)		7,918

Other Assets and Liabilities, Net - 0.2%		14

Net Assets - 100.0%		7,932

See accompanying notes which are an integral part of the financial statements.

Russell 2000 High Momentum ETF	47

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$1,399	$—	$—	$1,399	17.7
Consumer Staples	387	—	—	387	4.9
Energy	947	—	—	947	11.9
Financial Services	1,367	—	—	1,367	17.2
Health Care	1,222	—	—	1,222	15.4
Materials and Processing	612	—	—	612	7.7
Producer Durables	701	—	—	701	8.8
Technology	1,104	—	—	1,104	13.9
Utilities	179	—	—	179	2.3

Total Investments	$7,918	$—	$—	$7,918	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

48	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Schedules of Investments — September 30, 2011 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedules of Investments	49

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Statements of Assets and Liabilities — September 30, 2011 (Unaudited)

Amounts in thousands	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF

Assets
Investments, at identified cost	$4,818	$18,258	$39,113	$4,692
Investments, at market	4,441	15,048	35,254	3,921
Cash	—	42	47	—
Receivables:
Dividends and interest	13	18	76	5
Investments sold	171	1,815	1,339	796

Total assets	4,625	16,923	36,716	4,722

Liabilities
Payables:
Investments purchased	178	1,827	1,367	784
Accrued fees to affiliates	2	7	15	2

Total liabilities	180	1,834	1,382	786

Net Assets	$4,445	$15,089	$35,334	$3,936

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2	$10	$11	$1
Accumulated net realized gain (loss)	(115)	(1,048)	(817)	(1,256)
Unrealized appreciation (depreciation) on investments	(377)	(3,210)	(3,859)	(771)
Shares of beneficial interest	1	4	8	1
Additional paid-in capital	4,934	19,333	39,991	5,961

Net Assets	$4,445	$15,089	$35,334	$3,936

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$44.45	$37.72	$44.17	$39.36
Net assets	$4,445,165	$15,088,736	$35,333,815	$3,936,314
Shares outstanding	100,002	400,002	800,002	100,002
(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

50	Statements of Assets and Liabilities

Russell 1000 High Momentum ETF	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF

$9,439	$4,888	$4,526	$4,808	$17,904	$9,542
8,171	4,237	3,401	4,157	13,628	7,918
—	—	—	11	60	18
21	10	14	13	3	12
748	108	418	246	847	429

8,940	4,355	3,833	4,427	14,538	8,377

763	103	429	244	881	440
4	2	4	2	9	5

767	105	433	246	890	445

$8,173	$4,250	$3,400	$4,181	$13,648	$7,932

$4	$5	$—	$7	$(14)	$6
(489)	(51)	(559)	(111)	(517)	(336)
(1,268)	(651)	(1,125)	(651)	(4,276)	(1,624)
2	1	1	1	4	2
9,924	4,946	5,083	4,935	18,451	9,884

$8,173	$4,250	$3,400	$4,181	$13,648	$7,932

$40.87	$42.50	$33.99	$41.81	$34.12	$39.66
$8,173,353	$4,249,998	$3,399,529	$4,181,221	$13,647,774	$7,931,511
200,002	100,002	100,002	100,002	400,002	200,002

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	51

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Statements of Operations — For the Period Ended September 30, 2011 (Unaudited)

Amounts in thousands	Russell 1000 Low Beta ETF*	Russell 1000 High Beta ETF*	Russell 1000 Low Volatility ETF*

Investment Income
Dividends	$45	$91	$311

Total investment income	45	91	311

Expenses
Management fees	8	28	53

Net expenses	8	28	53

Net investment income (loss)	37	63	258

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(115)	(1,048)	(605)
In-kind redemptions	—	—	(212)

Net realized gain (loss)	(115)	(1,048)	(817)
Net change in unrealized appreciation (depreciation) on investments	(377)	(3,210)	(3,859)

Net realized and unrealized gain (loss)	(492)	(4,258)	(4,676)

Net Increase (Decrease) in Net Assets from Operations	$(455)	$(4,195)	$(4,418)

*	For the period May 26, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

52	Statements of Operations

Russell 1000 High Volatility ETF*	Russell 1000 High Momentum ETF*	Russell 2000 Low Beta ETF*	Russell 2000 High Beta ETF*	Russell 2000 Low Volatility ETF*	Russell 2000 High Volatility ETF*	Russell 2000 High Momentum ETF*

$31	$60	$33	$14	$45	$19	$40

31	60	33	14	45	19	40

13	15	11	13	11	33	22

13	15	11	13	11	33	22

18	45	22	1	34	(14)	18

(347)	(489)	(51)	(387)	(111)	(517)	(336)
(909)	—	—	(172)	—	—	—

(1,256)	(489)	(51)	(559)	(111)	(517)	(336)
(771)	(1,268)	(651)	(1,125)	(651)	(4,276)	(1,624)

(2,027)	(1,757)	(702)	(1,684)	(762)	(4,793)	(1,960)

$(2,009)	$(1,712)	$(680)	$(1,683)	$(728)	$(4,807)	$(1,942)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	53

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Statements of Changes in Net Assets

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF
Amounts in thousands	2011*	2011*	2011*	2011*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$37	$63	$258	$18
Net realized gain (loss)	(115)	(1,048)	(817)	(1,256)
Net change in unrealized appreciation (depreciation)	(377)	(3,210)	(3,859)	(771)

Net increase (decrease) in net assets from operations	(455)	(4,195)	(4,418)	(2,009)

Distributions
From net investment income	(35)	(53)	(247)	(17)

Net decrease in net assets from distributions	(35)	(53)	(247)	(17)

Share Transactions
Net increase (decrease) in net assets from share transactions	4,935	19,337	39,999	5,962

Total Net Increase (Decrease) in Net Assets	4,445	15,089	35,334	3,936

Net Assets
Beginning of period	—	—	—	—

End of period	$4,445	$15,089	$35,334	$3,936

Undistributed (overdistributed) net investment income included in net assets	$2	$10	$11	$1

*	For the period May 26, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

54	Statements of Changes in Net Assets

Russell 1000 High Momentum ETF	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
2011*	2011*	2011*	2011*	2011*	2011*

$45	$22	$1	$34	$(14)	$18
(489)	(51)	(559)	(111)	(517)	(336)
(1,268)	(651)	(1,125)	(651)	(4,276)	(1,624)

(1,712)	(680)	(1,683)	(728)	(4,807)	(1,942)

(41)	(17)	(1)	(27)	—	(12)

(41)	(17)	(1)	(27)	—	(12)

9,926	4,947	5,084	4,936	18,455	9,886

8,173	4,250	3,400	4,181	13,648	7,932

—	—	—	—	—	—

$8,173	$4,250	$3,400	$4,181	$13,648	$7,932

$4	$5	$—	$7	$(14)	$6

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	55

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
Russell 1000 Low Beta ETF
September 30, 2011*	49.35	.37	(4.92)	(4.55)	(.35)	(.35)
Russell 1000 High Beta ETF
September 30, 2011*	49.48	.17	(11.80)	(11.63)	(.13)	(.13)
Russell 1000 Low Volatility ETF
September 30, 2011*	49.51	.39	(5.39)	(5.00)	(.34)	(.34)
Russell 1000 High Volatility ETF
September 30, 2011*	49.82	.11	(10.40)	(10.29)	(.17)	(.17)
Russell 1000 High Momentum ETF
September 30, 2011*	49.89	.23	(9.05)	(8.82)	(.20)	(.20)
Russell 2000 Low Beta ETF
September 30, 2011*	49.47	.22	(7.02)	(6.80)	(.17)	(.17)
Russell 2000 High Beta ETF
September 30, 2011*	49.51	.02	(15.53)	(15.51)	(.01)	(.01)
Russell 2000 Low Volatility ETF
September 30, 2011*	49.36	.35	(7.63)	(7.28)	(.27)	(.27)
Russell 2000 High Volatility ETF
September 30, 2011*	49.57	(.04)	(15.41)	(15.45)	—	—
Russell 2000 High Momentum ETF
September 30, 2011*	49.67	.09	(10.04)	(9.95)	(.06)	(.06)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in kind creation or redemption units.
*	For the period May 26, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

56	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover Rate(b)(d)

44.45	(9.25)	4,445	.49	.49	2.21	27

37.72	(23.49)	15,089	.49	.49	1.11	48

44.17	(10.12)	35,334	.49	.49	2.39	37

39.36	(20.64)	3,936	.49	.49	.65	31

40.87	(17.70)	8,173	.49	.49	1.42	31

42.50	(13.77)	4,250	.69	.69	1.34	17

33.99	(31.29)	3,400	.69	.69	.13	49

41.81	(14.78)	4,181	.69	.69	2.10	52

34.12	(31.15)	13,648	.69	.69	(.29)	40

39.66	(20.04)	7,932	.69	.69	.57	52

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	57

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements — September 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of September 30, 2011. These financial statements report on 10 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Unites, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2.	Significant Accounting Policies

The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted (unadjusted) prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable

58	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2.

Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

The Funds qualify as a regulated investment company and distribute all of their taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements	59

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds return to be lower or higher than if the Fund employed an active strategy.

The Funds return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

3.	Investment Transactions

Securities

During the period ended September 30, 2011, purchases and sales of the Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell 1000 Low Beta ETF	$1,305,945	$1,298,235
Russell 1000 High Beta ETF	7,301,611	7,290,803
Russell 1000 Low Volatility ETF	10,696,580	10,680,480
Russell 1000 High Volatility ETF	2,379,925	4,054,861
Russell 1000 High Momentum ETF	2,632,100	2,607,806
Russell 2000 Low Beta ETF	810,057	807,240
Russell 2000 High Beta ETF	2,576,168	2,563,804
Russell 2000 Low Volatility ETF	2,441,275	2,447,892
Russell 2000 High Volatility ETF	5,072,504	5,069,960
Russell 2000 High Momentum ETF	4,405,151	4,393,705

In-kind transactions during the period ended September 30, 2011 were as follows:

	Purchases	Sales

Russell 1000 Low Beta ETF	$4,924,894	$—
Russell 1000 High Beta ETF	19,296,094	—
Russell 1000 Low Volatility ETF	49,351,039	9,436,592
Russell 1000 High Volatility ETF	10,003,742	2,381,259
Russell 1000 High Momentum ETF	9,902,980	—
Russell 2000 Low Beta ETF	4,936,678	—
Russell 2000 High Beta ETF	8,503,746	3,431,149
Russell 2000 Low Volatility ETF	4,925,997	—
Russell 2000 High Volatility ETF	18,419,119	—
Russell 2000 High Momentum ETF	9,866,757	—

For the period ended September 30, 2011, the Funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains and losses are not taxable to the Funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net assets per share. The realized in-kind gains or losses for the period ended September 30, 2011 are disclosed in the Funds’ Statements of Operations.

60	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The management fees specified in the table below and administrative fee of 0.0275% are based upon the average daily net assets of the Funds and are payable monthly. The Adviser pays all of the expenses of the Funds other than the management fee and distribution fees pursuant to the Funds Distribution and Service Plan, if any, brokerage expenses, taxes, interest fees. The following shows the amount of the management fees paid by the Funds for the period ended September 30, 2011:

Management

Russell 1000 Low Beta ETF	$8,102
Russell 1000 High Beta ETF	27,821
Russell 1000 Low Volatility ETF	52,880
Russell 1000 High Volatility ETF	13,331
Russell 1000 High Momentum ETF	15,353
Russell 2000 Low Beta ETF	11,381
Russell 2000 High Beta ETF	12,978
Russell 2000 Low Volatility ETF	11,304
Russell 2000 High Volatility ETF	32,613
Russell 2000 High Momentum ETF	21,599

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended September 30, 2011 were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF

Management fees	$1,835	$6,534	$14,662	$1,728	$3,541

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Management fees	$2,491	$3,924	$2,476	$8,697	$4,868

Board of Trustees

Each independent Trustee is paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee receives a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The Trustees are also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair are each paid a fee of $12,000 and $6,000, respectively, per year. The Chairman of the Board receives additional annual compensation of $20,000.

5.	Federal Income Taxes

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements	61

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF

Cost of Investments	$4,823,578	$18,323,438	$39,281,105	$4,704,814	$9,458,699

Unrealized Appreciation	$65,195	$64,621	$293,108	$43,080	$94,007
Unrealized Depreciation	(447,850)	(3,339,879)	(4,320,025)	(826,716)	(1,381,416)

Net Unrealized Appreciation (Depreciation)	$(382,655)	$(3,275,258)	$(4,026,917)	$(783,636)	$(1,287,409)

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Cost of Investments	$4,894,640	$4,552,113	$4,848,028	$17,933,161	$9,562,486

Unrealized Appreciation	$95,416	$12,382	$36,130	$131,314	$209,238
Unrealized Depreciation	(752,964)	(1,163,585)	(727,030)	(4,436,205)	(1,853,629)

Net Unrealized Appreciation (Depreciation)	$(657,548)	$(1,151,203)	$(690,900)	$(4,304,891)	$(1,644,391)

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Funds at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ Custodian. A Creation Unit of a Fund consists of 50,000 Shares. Transactions in shares for the Funds for the period ended September 30, 2011 were as follows:

	Period Ended September 30, 2011*
	Shares	Dollars

Russell 1000 Low Beta ETF
Shares created	100	$4,935
Shares redeemed	—	—

Total increase (decrease)	100	$4,935

Russell 1000 High Beta ETF
Shares created	400	$19,337
Shares redeemed	—	—

Total increase (decrease)	400	$19,337

Russell 1000 Low Volatility ETF
Shares created	1,000	$49,456
Shares redeemed	(200)	(9,457)

Total increase (decrease)	800	$39,999

Russell 1000 High Volatility ETF
Shares created	200	$10,025
Shares redeemed	(100)	(4,063)

Total increase (decrease)	100	$5,962

Russell 1000 High Momentum ETF
Shares created	200	$9,926
Shares redeemed	—	—

Total increase (decrease)	200	$9,926

62	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

	Period Ended September 30, 2011*
	Shares	Dollars

Russell 2000 Low Beta ETF
Shares created	100	$4,947
Shares redeemed	—	—

Total increase (decrease)	100	$4,947

Russell 2000 High Beta ETF
Shares created	200	$8,522
Shares redeemed	(100)	(3,438)

Total increase (decrease)	100	$5,084

Russell 2000 Low Volatility ETF
Shares created	100	$4,936
Shares redeemed	—	—

Total increase (decrease)	100	$4,936

Russell 2000 High Volatility ETF
Shares created	400	$18,455
Shares redeemed	—	—

Total increase (decrease)	400	$18,455

Russell 2000 High Momentum ETF
Shares created	200	$9,886
Shares redeemed	—	—

Total increase (decrease)	200	$9,886

*	For the period May 26, 2011 (commencement of operations) to September 30, 2011.

7.	Subsequent Events

Management has evaluated events and/or transactions that have occurred since September 30, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the financial statements other than the following:

Effective November 3, 2011 and until July 29, 2014, RIMCo has contractually agreed to waive 0.29% of its 0.49% management fee for the Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF and Russell 1000 High Momentum ETF. In addition, RIMCo has contractually agreed to waive 0.39% of its 0.69% management fee for the Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF and Russell 2000 High Momentum ETF. This waiver may not be terminated during the relevant period except with Board approval.

Notes to Financial Statements	63

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

8.	Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of the Funds and the market trading price of shares of the Funds. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell 1000 Low Beta ETF		Russell 1000 High Beta ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 1.00%	—	0.00%	—	0.00%
Greater than 0.20% and Less than 1.00%	—	0.00%	—	0.00%
Greater than 0.05% and Less than 0.20%	2	1.55%	12	9.30%
Between 0.05% and -0.05%	105	81.39%	84	65.11%
Greater than -0.05% and Less than -0.20%	21	16.28%	32	24.81%
Greater than -0.20% and Less than -1.00%	1	0.78%	1	0.78%

	129	100.00%	129	100.00%

	Russell 1000 Low Volatility ETF		Russell 1000 High Volatility ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	—	0.00%	1	0.78%
Greater than 0.20% and Less than 1.00%	—	0.00%	—	0.00%
Greater than 0.05% and Less than 0.20%	12	9.30%	3	2.34%
Between 0.05% and -0.05%	45	34.88%	103	80.00%
Greater than -0.05% and Less than -0.20%	60	46.52%	20	15.32%
Greater than -0.20% and Less than -1.00%	12	9.30%	2	1.56%

	129	100.00%	129	100.00%

	Russell 1000 High Momentum ETF		Russell 2000 Low Beta ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	—	0.00%	—	0.00%
Greater than 0.20% and Less than 1.00%	4	3.10%	2	1.55%
Greater than 0.05% and Less than 0.20%	6	4.65%	44	34.11%
Between 0.05% and -0.05%	82	63.57%	58	44.96%
Greater than -0.05% and Less than -0.20%	37	28.68%	23	17.83%
Greater than -0.20% and Less than -1.00%	—	0.00%	2	1.55%

	129	100.00%	129	100.00%

	Russell 2000 High Beta ETF		Russell 2000 Low Volatility ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 1.00%	—	0.00%	—	0.00%
Greater than 0.20% and Less than 1.00%	1	0.78%	1	0.78%
Greater than 0.05% and Less than 0.20%	20	15.50%	43	33.33%
Between 0.05% and -0.05%	80	62.01%	75	58.14%
Greater than -0.05% and Less than -0.20%	28	21.71%	10	7.75%
Greater than -0.20% and Less than -1.00%	—	0.00%	—	0.00%

	129	100.00%	129	100.00%

64	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

	Russell 2000 High Volatility ETF		Russell 2000 High Momentum ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 1.00%	—	0.00%	—	0.00%
Greater than 0.20% and Less than 1.00%	3	2.33%	—	0.00%
Greater than 0.05% and Less than 0.20%	29	22.48%	27	20.93%
Between 0.05% and -0.05%	63	48.83%	68	52.71%
Greater than -0.05% and Less than -0.20%	29	22.48%	29	22.48%
Greater than -0.20% and Less than -1.00%	5	3.88%	5	3.88%

	129	100.00%	129	100.00%

*	Number of days are based on inception date which is one day prior to May 26, 2011 (commencement of operations).

Notes to Financial Statements	65

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board of Trustees, including all of the Independent Trustees, considered and approved the adoption of the management agreement with RIMCo (the “RIMCo Agreement”) with respect to the Funds at a meeting held in person on May 10, 2011 (the “Agreement Evaluation Meeting”). In preparation for the Agreement Evaluation Meeting, the Board considered (1) information, reports and analyses prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the operating expenses of each of the Funds with other peer funds not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Expense Universe.” The foregoing information provided by RIMCo is collectively called the “Agreement Evaluation Information.” In connection with their consideration of the RIMCo Agreement, the Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the adoption of the RIMCo Agreement.

At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed approval of the RIMCo Agreement with management and counsel to the Funds. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees met in executive session with Fund counsel to consider additional Agreement Evaluation Information received from RIMCo at the Agreement Evaluation Meeting. The discussion below reflects these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of each Fund in accordance with such Fund’s investment objective and policies.

The Board considered that each Fund is passively managed, which means that the investment objective of each Fund is to seek investment results that closely correspond to the total return of such Fund’s corresponding index (each, an “Underlying Index”).

In addition to these general factors relating to the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the adoption of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid by the Fund for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses to be incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from the Fund’s operations.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing each Fund’s portfolio and producing the daily creation and redemption baskets.

With respect to managing the Funds’ portfolios, the Board noted that to meet the investment objective of each Fund, RIMCo intends to employ a full replication strategy. In this strategy, a Fund generally invests in all of the stocks comprising its Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in the same weighting as the Underlying Index. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index. The Board noted that there may also be instances in which RIMCo may choose to overweight another stock in the Underlying Index, purchase securities not in the Underlying Index which RIMCo believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques.

With respect to producing the daily creation and redemption baskets, the Board noted that RIMCo will instruct the Funds’ custodian as to the basket of securities for each Fund’s creation and redemption file. RIMCo will review the creation and redemption files that are published to the exchange by the custodian on a daily basis for reasonableness and accuracy.

66	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board also noted that on an ongoing basis, RIMCo will provide rebalancing, trade execution and account reconciliation services for the Funds.

The Board noted that at the time of the Agreement Evaluation Meeting, the Funds had not yet commenced operations and, therefore, no performance data was available for the Funds.

With respect to the Management Fee for each of Russell 1000 High Momentum ETF, Russell 1000 High Volatility ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Beta ETF, Russell 1000 Low Beta ETF, Russell 2000 High Momentum ETF, Russell 2000 High Volatility ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Beta ETF, and Russell 2000 Low Beta ETF, the Third-Party Information showed that the Management Fee for each Fund was in the first quintile of its Expense Universe. These comparisons were based upon the latest fiscal years for the Expense Universe Funds.

The Board considered for each Fund whether economies of scale would be realized and whether the Management Fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo expects to initially operate the Funds at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision are lower than the rates paid by the funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds. RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also observed that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo or its affiliates provide office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

On the basis of the Agreement Evaluation Information, and other information presented at or in connection with the Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of each Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s anticipated profitability with respect to the Funds was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	67

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

68	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Disclosure of Information about Fund Trustees and Officers — September 30, 2011 (Unaudited)

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
James Polisson Born: November 11, 1959	Trustee, Chairman	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	17	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	17	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	17	Harding Loevner Funds (Lead Director since 2008).

Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011	Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).	17	Barclays Global Investors Funds and Master Investment Portfolio (2001 to present).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	17	Director, Corporate Executive Board (2003 to present).

Disclosure of Information about Fund Trustees and Officers	69

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2011 (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Ernest L. Schmider Born: July 4, 1957	Trustee	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	17	None.

70	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2011 (Unaudited)

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/ iShares ETFs, 2005–2010	N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; until successor is chosen and qualified by Trustees	Chief Compliance Officer, Russell Investment Company, Russell Investment Funds and Russell Fund Services Company, 2005–Present; Chief Compliance Officer, RIMCo, 2005–2011	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

Disclosure of Information about Fund Trustees and Officers	71

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Lee T. Kranefuss

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1420 Fifth Avenue, Suite 1900

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchanged Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

72	Adviser and Service Providers

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-42-037

2011 SEMI-ANNUAL REPORT

Russell Exchange

Traded Funds Trust

Russell Investment Discipline ETFs™

SEPTEMBER 30, 2011

FUND

Russell Aggressive Growth ETF

Russell Consistent Growth ETF

Russell Growth at a Reasonable Price ETF

Russell Contrarian ETF

Russell Equity Income ETF

Russell Low P/E ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 17 different investment portfolios referred to as Funds. These financial statements report on 6 of these Funds.

Russell Exchange Traded

Funds Trust

Russell Investment Discipline ETFsTM

Semi-annual Report

September 30, 2011 (Unaudited)

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2011. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc. member FINRA, not affiliated with Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000 .00	$1,000 .00
Ending Account Value
September 30, 2011	$842 .10	$1,017 .20
Expenses Paid During Period*	$1 .27	$1 .39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

Russell Aggressive Growth ETF	3

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 16.4%
Abercrombie & Fitch Co. Class A	138	8
Advance Auto Parts, Inc.	138	8
Amazon.com, Inc. (Æ)	306	67
Bed Bath & Beyond, Inc. (Æ)	270	15
BorgWarner, Inc. (Æ)	141	9
CarMax, Inc. (Æ)	312	7
CBRE Group, Inc. (Æ)	406	5
CBS Corp. Class B	676	14
Chipotle Mexican Grill, Inc. Class A (Æ)	40	12
Coach, Inc.	304	16
Costco Wholesale Corp.	400	34
Deckers Outdoor Corp. (Æ)	81	8
DeVry, Inc.	126	5
Dick’s Sporting Goods, Inc. (Æ)	191	6
Discovery Communications, Inc. Class A (Æ)	326	12
Dollar Tree, Inc. (Æ)	169	13
Estee Lauder Cos., Inc. (The) Class A	130	11
Expedia, Inc.	306	8
Family Dollar Stores, Inc.	184	9
Fossil, Inc. (Æ)	79	6
Gap, Inc. (The)	563	9
Gentex Corp.	261	6
Goodyear Tire & Rubber Co. (The) (Æ)	469	5
Interpublic Group of Cos., Inc. (The)	740	5
Johnson Controls, Inc.	633	17
Kohl’s Corp.	315	15
Las Vegas Sands Corp. (Æ)	411	16
Liberty Media Corp. - Liberty Starz Class A (Æ)	101	6
Limited Brands, Inc.	324	12
LKQ Corp. (Æ)	286	7
Lowe’s Cos., Inc.	1,224	24
Marriott International, Inc. Class A	343	9
Netflix, Inc. (Æ)	58	7
Nordstrom, Inc.	226	10
NVR, Inc. (Æ)	11	7
Omnicom Group, Inc.	317	12
O’Reilly Automotive, Inc. (Æ)	180	12
Panera Bread Co. Class A (Æ)	58	6
PetSmart, Inc.	192	8
Polaris Industries, Inc.	132	7
priceline.com, Inc. (Æ)	48	22
PVH Corp.	115	7
Ralph Lauren Corp. Class A	83	11
Ross Stores, Inc.	148	12
Scripps Networks Interactive, Inc. Class A	165	6
Sirius XM Radio, Inc. (Æ)	5,119	8
Snap-on, Inc.	115	5
Starbucks Corp.	707	26
Starwood Hotels & Resorts Worldwide, Inc. (ö)	232	9
Target Corp.	637	31
Tempur-Pedic International, Inc. (Æ)	120	6
Tiffany & Co.	160	10

	Principal Amount ($) or Shares	Market Value $
TJX Cos., Inc.	385	21
Tractor Supply Co.	125	8
Tupperware Brands Corp.	119	6
Visteon Corp. (Æ)	106	5
WABCO Holdings, Inc. (Æ)	118	4
Williams-Sonoma, Inc.	205	6

		676

Consumer Staples - 2.4%
Brown-Forman Corp. Class B - ADR	140	10
Corn Products International, Inc.	139	5
Green Mountain Coffee Roasters, Inc. (Æ)	146	14
Hansen Natural Corp. (Æ)	110	10
Herbalife, Ltd.	171	9
Kroger Co. (The)	653	14
Safeway, Inc.	459	8
Walgreen Co.	828	27

		97

Energy - 10.4%
Alpha Natural Resources, Inc. (Æ)	275	5
Anadarko Petroleum Corp.	451	28
Apache Corp.	337	27
Arch Coal, Inc.	297	4
Baker Hughes, Inc.	399	18
Brigham Exploration Co. (Æ)	242	6
Cameron International Corp. (Æ)	280	12
Cimarex Energy Co.	117	7
Concho Resources, Inc. (Æ)	129	9
Core Laboratories NV	75	7
Denbury Resources, Inc. (Æ)	537	6
Devon Energy Corp.	392	22
EOG Resources, Inc.	256	18
First Solar, Inc. (Æ)	80	5
Halliburton Co.	809	25
Newfield Exploration Co. (Æ)	171	7
Noble Energy, Inc.	187	13
Occidental Petroleum Corp.	680	49
Oceaneering International, Inc.	196	7
Oil States International, Inc. (Æ)	94	5
Patterson-UTI Energy, Inc.	263	5
Peabody Energy Corp.	286	10
Pioneer Natural Resources Co.	141	9
Schlumberger, Ltd.	1,111	66
SM Energy Co.	111	7
Southwestern Energy Co. (Æ)	375	12
Sunoco, Inc.	202	6
Ultra Petroleum Corp. (Æ)	217	6
Walter Energy, Inc. Class A	87	5
Whiting Petroleum Corp. (Æ)	170	6
Williams Cos., Inc. (The)	605	15

		427

Financial Services - 5.1%
Affiliated Managers Group, Inc. (Æ)	85	7
Aflac, Inc.	459	16

4	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Alliance Data Systems Corp. (Æ)	89	8
American Express Co.	910	41
Eaton Vance Corp.	242	5
Franklin Resources, Inc.	147	14
IntercontinentalExchange, Inc. (Æ)	93	11
Jones Lang LaSalle, Inc.	81	4
Mastercard, Inc. Class A	100	32
MSCI, Inc. Class A (Æ)	213	6
T Rowe Price Group, Inc.	276	13
Visa, Inc. Class A	462	40
Western Union Co. (The)	715	11

		208

Health Care - 12.0%
Alexion Pharmaceuticals, Inc. (Æ)	238	15
Allergan, Inc.	290	24
Allscripts Healthcare Solutions, Inc. (Æ)	380	7
AmerisourceBergen Corp. Class A	321	12
Becton Dickinson and Co.	222	16
Biogen Idec, Inc. (Æ)	233	22
Celgene Corp. (Æ)	441	27
Cerner Corp. (Æ)	184	13
Cigna Corp.	302	13
Cooper Cos., Inc. (The)	93	7
Covance, Inc. (Æ)	126	6
CR Bard, Inc.	107	9
DaVita, Inc. (Æ)	126	8
Dentsply International, Inc.	223	7
Edwards Lifesciences Corp. (Æ)	141	10
Endo Pharmaceuticals Holdings, Inc. (Æ)	198	6
Express Scripts, Inc. Class A (Æ)	493	18
Gilead Sciences, Inc. (Æ)	730	28
Henry Schein, Inc. (Æ)	135	8
IDEXX Laboratories, Inc. (Æ)	106	7
Illumina, Inc. (Æ)	156	6
Intuitive Surgical, Inc. (Æ)	43	16
Laboratory Corp. of America Holdings (Æ)	127	10
Life Technologies Corp. (Æ)	225	9
McKesson Corp.	249	18
Medco Health Solutions, Inc. (Æ)	389	18
Mednax, Inc. (Æ)	100	6
Patterson Cos., Inc.	218	6
Perrigo Co.	120	12
Regeneron Pharmaceuticals, Inc. (Æ)	136	8
ResMed, Inc. (Æ)	270	8
St. Jude Medical, Inc.	349	13
Stryker Corp.	320	15
SXC Health Solutions Corp. (Æ)	125	7
UnitedHealth Group, Inc.	936	44
Universal Health Services, Inc. Class B	153	5
Varian Medical Systems, Inc. (Æ)	159	8
Watson Pharmaceuticals, Inc. Class B (Æ)	164	11
Zimmer Holdings, Inc. (Æ)	224	12

		495

Materials and Processing - 4.9%
Airgas, Inc.	125	8

	Principal Amount ($) or Shares	Market Value $
Albemarle Corp.	136	5
Allegheny Technologies, Inc.	153	6
Aptargroup, Inc.	137	6
Ball Corp.	253	8
CF Industries Holdings, Inc.	87	11
Cliffs Natural Resources, Inc.	154	8
Fastenal Co.	354	12
FMC Corp.	111	8
Freeport-McMoRan Copper & Gold, Inc.	828	25
Molycorp, Inc. (Æ)	118	4
PPG Industries, Inc.	172	12
Praxair, Inc.	281	25
Precision Castparts Corp.	141	22
Rock-Tenn Co. Class A	122	6
Sherwin-Williams Co. (The)	123	9
Sigma-Aldrich Corp.	156	10
Timken Co.	157	5
United States Steel Corp.	210	5
Valspar Corp.	200	6

		201

Producer Durables - 12.1%
3M Co.	604	44
Agilent Technologies, Inc. (Æ)	358	11
Ametek, Inc.	225	7
Caterpillar, Inc.	548	41
CH Robinson Worldwide, Inc.	186	13
CSX Corp.	1,026	19
Cummins, Inc.	196	16
Danaher Corp.	520	22
Deere & Co.	386	25
Dover Corp.	211	10
Eaton Corp.	352	12
Expeditors International of Washington, Inc.	253	10
Flir Systems, Inc.	258	6
Gardner Denver, Inc.	94	6
Honeywell International, Inc.	696	31
IDEX Corp.	159	5
IHS, Inc. Class A (Æ)	92	7
Illinois Tool Works, Inc.	425	18
Ingersoll-Rand PLC	356	10
JB Hunt Transport Services, Inc.	173	6
Kansas City Southern (Æ)	161	8
Manpower, Inc.	148	5
Mettler-Toledo International, Inc. (Æ)	52	7
Nalco Holding Co.	271	9
Norfolk Southern Corp.	334	20
PACCAR, Inc.	371	13
Pentair, Inc.	187	6
Robert Half International, Inc.	281	6
Rockwell Automation, Inc.	164	9
Roper Industries, Inc.	129	9
Stericycle, Inc. (Æ)	117	9
Towers Watson & Co. Class A	113	7
Trimble Navigation, Ltd. (Æ)	209	7
Union Pacific Corp.	428	35

Russell Aggressive Growth ETF	5

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Waste Connections, Inc.	237	8
Waters Corp. (Æ)	116	9
WW Grainger, Inc.	73	11

		497

Technology - 36.0%
Acme Packet, Inc. (Æ)	106	5
Adobe Systems, Inc. (Æ)	534	13
Advanced Micro Devices, Inc. (Æ)	1,122	6
Akamai Technologies, Inc. (Æ)	288	6
Altera Corp.	347	11
American Tower Corp. Class A (Æ)	400	22
Amphenol Corp. Class A	220	9
Analog Devices, Inc.	347	11
Ansys, Inc. (Æ)	154	8
Apple, Inc. (Æ)	737	280
Applied Materials, Inc.	1,368	14
Atmel Corp. (Æ)	685	6
Autodesk, Inc. (Æ)	295	8
Avago Technologies, Ltd.	267	9
BMC Software, Inc. (Æ)	220	8
Broadcom Corp. Class A	549	18
Cisco Systems, Inc.	4,579	71
Citrix Systems, Inc. (Æ)	202	11
Cognizant Technology Solutions Corp. Class A (Æ)	297	19
Crown Castle International Corp. (Æ)	336	14
Cypress Semiconductor Corp.	344	5
EMC Corp. (Æ)	1,775	37
Equinix, Inc. (Æ)	84	7
F5 Networks, Inc. (Æ)	104	7
Gartner, Inc. (Æ)	188	7
Google, Inc. Class A (Æ)	206	106
Harris Corp.	199	7
Hewlett-Packard Co.	1,819	41
Informatica Corp. (Æ)	159	7
International Business Machines Corp.	975	170
Intuit, Inc.	321	15
Jabil Circuit, Inc.	373	7
Juniper Networks, Inc. (Æ)	556	10
Lam Research Corp. (Æ)	199	8
LSI Corp. (Æ)	1,087	6
Marvell Technology Group, Ltd. (Æ)	700	10
Microsoft Corp.	5,982	148
NetApp, Inc. (Æ)	370	13
ON Semiconductor Corp. (Æ)	753	5
Oracle Corp.	3,149	91
Polycom, Inc. (Æ)	277	5
QUALCOMM, Inc.	1,386	67
Rackspace Hosting, Inc. (Æ)	186	6
Red Hat, Inc. (Æ)	248	10
Riverbed Technology, Inc. (Æ)	233	5
Rovi Corp. (Æ)	167	7
Salesforce.com, Inc. (Æ)	134	15
SBA Communications Corp. Class A (Æ)	206	7

	Principal Amount ($) or Shares	Market Value $
Skyworks Solutions, Inc. (Æ)	343	6
Solera Holdings, Inc.	129	7
Symantec Corp. (Æ)	814	13
Teradata Corp. (Æ)	204	11
Texas Instruments, Inc.	1,054	28
TIBCO Software, Inc. (Æ)	284	6
Varian Semiconductor Equipment Associates, Inc. (Æ)	132	8
VeriFone Systems, Inc. (Æ)	171	6
VMware, Inc. Class A (Æ)	111	9
Xilinx, Inc.	330	9

		1,481

Utilities - 0.5%
ITC Holdings Corp.	104	9
MetroPCS Communications, Inc. (Æ)	478	4
NII Holdings, Inc. (Æ)	239	6

		19

Total Common Stocks (cost $4,917)		4,101

Total Investments - 99.8% (identified cost $4,917)		4,101

Other Assets and Liabilities, Net - 0.2%		8

Net Assets - 100.0%		4,109

See accompanying notes which are an integral part of the financial statements.

6	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$676	$—	$—	$676	16.4
Consumer Staples	97	—	—	97	2.4
Energy	427	—	—	427	10.4
Financial Services	208	—	—	208	5.1
Health Care	495	—	—	495	12.0
Materials and Processing	201	—	—	201	4.9
Producer Durables	497	—	—	497	12.1
Technology	1,481	—	—	1,481	36.0
Utilities	19	—	—	19	0.5

Total Investments	$4,101	$—	$—	$4,101	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Aggressive Growth ETF	7

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$868.60	$1,017.20
Expenses Paid During Period*	$1.28	$1.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

8	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 17.1%
Amazon.com, Inc. (Æ)	621	134
Bed Bath & Beyond, Inc. (Æ)	609	35
BorgWarner, Inc. (Æ)	330	20
CarMax, Inc. (Æ)	747	18
Chipotle Mexican Grill, Inc. Class A (Æ)	92	28
Coach, Inc.	659	34
Darden Restaurants, Inc.	480	21
Discovery Communications, Inc. Class A (Æ)	747	28
Dollar Tree, Inc. (Æ)	388	29
eBay, Inc. (Æ)	2,194	65
Estee Lauder Cos., Inc. (The) Class A	298	26
Fossil, Inc. (Æ)	194	16
Gap, Inc. (The)	1,357	22
Harley-Davidson, Inc.	687	24
Home Depot, Inc.	2,829	93
Limited Brands, Inc.	757	29
Marriott International, Inc. Class A	803	22
McDonald’s Corp.	1,752	154
McGraw-Hill Cos., Inc. (The)	797	33
Netflix, Inc. (Æ)	130	15
Nike, Inc. Class B	691	59
Nordstrom, Inc.	544	25
Omnicom Group, Inc.	715	26
O’Reilly Automotive, Inc. (Æ)	424	28
priceline.com, Inc. (Æ)	102	46
Ralph Lauren Corp. Class A	196	25
Ross Stores, Inc.	348	27
Starbucks Corp.	1,477	55
Starwood Hotels & Resorts Worldwide, Inc. (ö)	536	21
Tiffany & Co.	366	22
TJX Cos., Inc.	853	47
VF Corp.	256	31
Viacom, Inc. Class A	1,153	45
Walt Disney Co. (The)	3,246	98
Yum! Brands, Inc.	951	47

		1,448

Consumer Staples - 6.9%
Brown-Forman Corp. Class B - ADR	336	24
Coca-Cola Co. (The)	3,228	219
Colgate-Palmolive Co.	907	80
Green Mountain Coffee Roasters, Inc. (Æ)	338	31
Herbalife, Ltd.	414	22
McCormick & Co., Inc.	476	22
PepsiCo, Inc.	2,615	162
Sara Lee Corp.	1,606	26

		586

Energy - 8.7%
Apache Corp.	691	55
Baker Hughes, Inc.	845	39
Cabot Oil & Gas Corp.	362	22

	Principal Amount ($) or Shares	Market Value $
Cameron International Corp. (Æ)	641	27
Consol Energy, Inc.	623	21
Denbury Resources, Inc. (Æ)	1,283	15
EQT Corp.	462	25
First Solar, Inc. (Æ)	192	12
FMC Technologies, Inc. (Æ)	667	25
Halliburton Co.	1,651	50
Helmerich & Payne, Inc.	350	14
National Oilwell Varco, Inc.	813	42
Noble Energy, Inc.	418	30
Occidental Petroleum Corp.	1,369	98
Peabody Energy Corp.	639	22
Pioneer Natural Resources Co.	326	21
QEP Resources, Inc.	589	16
Schlumberger, Ltd.	2,224	132
Southwestern Energy Co. (Æ)	843	28
Ultra Petroleum Corp. (Æ)	526	15
Walter Energy, Inc. Class A	210	13
Whiting Petroleum Corp. (Æ)	414	15

		737

Financial Services - 5.2%
Aflac, Inc.	999	35
American Express Co.	1,877	84
Fiserv, Inc. (Æ)	436	22
Franklin Resources, Inc.	320	31
Mastercard, Inc. Class A	208	66
Simon Property Group, Inc. (ö)	568	62
T Rowe Price Group, Inc.	617	29
Visa, Inc. Class A	965	83
Western Union Co. (The)	1,613	25

		437

Health Care - 7.8%
Baxter International, Inc.	1,097	62
Becton Dickinson and Co.	491	36
Biogen Idec, Inc. (Æ)	494	46
Cerner Corp. (Æ)	432	30
Covidien PLC	1,005	44
CR Bard, Inc.	254	22
DaVita, Inc. (Æ)	298	19
Edwards Lifesciences Corp. (Æ)	330	24
Gilead Sciences, Inc. (Æ)	1,527	59
Hospira, Inc. (Æ)	484	18
Intuitive Surgical, Inc. (Æ)	96	35
Laboratory Corp. of America Holdings (Æ)	290	23
Life Technologies Corp. (Æ)	545	21
Medtronic, Inc.	1,999	66
Perrigo Co.	288	28
Quest Diagnostics, Inc.	466	23
St. Jude Medical, Inc.	781	28
Stryker Corp.	705	33
Varian Medical Systems, Inc. (Æ)	378	20
Zimmer Holdings, Inc. (Æ)	506	27

		664

Russell Consistent Growth ETF	9

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 6.1%
Air Products & Chemicals, Inc.	464	35
Albemarle Corp.	334	13
Ball Corp.	609	19
CF Industries Holdings, Inc.	204	25
Cliffs Natural Resources, Inc.	352	18
Ecolab, Inc.	601	29
EI du Pont de Nemours & Co.	1,677	68
Fastenal Co.	826	27
FMC Corp.	266	18
Monsanto Co.	999	61
Mosaic Co. (The)	617	30
PPG Industries, Inc.	388	27
Praxair, Inc.	585	55
Precision Castparts Corp.	300	47
Sherwin-Williams Co. (The)	294	22
Sigma-Aldrich Corp.	370	23

		517

Producer Durables - 17.1%
3M Co.	1,234	88
Accenture PLC Class A	1,201	63
Agilent Technologies, Inc. (Æ)	799	25
Ametek, Inc.	540	18
Automatic Data Processing, Inc.	1,013	48
Caterpillar, Inc.	1,110	82
CH Robinson Worldwide, Inc.	420	29
Cooper Industries PLC	476	22
CSX Corp.	2,219	41
Cummins, Inc.	428	35
Danaher Corp.	1,087	46
Deere & Co.	801	52
Dover Corp.	484	23
Eaton Corp.	779	28
Emerson Electric Co.	1,379	57
Expeditors International of Washington, Inc.	589	24
Flowserve Corp.	208	15
General Dynamics Corp.	685	39
Goodrich Corp.	338	41
Honeywell International, Inc.	1,419	62
Illinois Tool Works, Inc.	915	38
ITT Corp.	508	21
Joy Global, Inc.	300	19
Kansas City Southern (Æ)	394	20
Norfolk Southern Corp.	721	44
PACCAR, Inc.	819	28
Pall Corp.	418	18
Parker Hannifin Corp.	396	25
Rockwell Automation, Inc.	374	21
Rockwell Collins, Inc.	452	24
Roper Industries, Inc.	308	21
Stericycle, Inc. (Æ)	282	23
Union Pacific Corp.	884	72

	Principal Amount ($) or Shares	Market Value $
United Parcel Service, Inc. Class B	1,315	82
United Technologies Corp.	1,547	108
Waters Corp. (Æ)	280	21
WW Grainger, Inc.	178	27

		1,450

Technology - 30.5%
Adobe Systems, Inc. (Æ)	1,197	29
Altera Corp.	784	25
American Tower Corp. Class A (Æ)	859	46
Amphenol Corp. Class A	518	21
Analog Devices, Inc.	799	25
Apple, Inc. (Æ)	1,455	554
Applied Materials, Inc.	3,035	31
Autodesk, Inc. (Æ)	699	19
BMC Software, Inc. (Æ)	514	20
Broadcom Corp. Class A	1,213	40
CA, Inc.	1,173	23
Cisco Systems, Inc.	9,247	143
Citrix Systems, Inc. (Æ)	450	25
Cognizant Technology Solutions Corp. Class A (Æ)	645	40
EMC Corp. (Æ)	3,654	77
F5 Networks, Inc. (Æ)	248	18
Google, Inc. Class A (Æ)	413	212
Informatica Corp. (Æ)	392	16
International Business Machines Corp.	1,933	338
Linear Technology Corp.	757	21
Marvell Technology Group, Ltd. (Æ)	1,683	24
Microsoft Corp.	11,875	296
NetApp, Inc. (Æ)	813	28
NVIDIA Corp. (Æ)	1,758	22
Oracle Corp.	6,300	181
QUALCOMM, Inc.	2,782	135
Red Hat, Inc. (Æ)	587	25
Salesforce.com, Inc. (Æ)	294	34
Teradata Corp. (Æ)	480	26
Texas Instruments, Inc.	2,170	58
VMware, Inc. Class A (Æ)	262	21
Xilinx, Inc.	773	21

		2,594

Utilities - 0.2%
NII Holdings, Inc. (Æ)	568	15

Total Common Stocks (cost $9,488)		8,448

Total Investments - 99.6% (identified cost $9,488)		8,448

Other Assets and Liabilities, Net - 0.4%		34

Net Assets - 100.0%		8,482

See accompanying notes which are an integral part of the financial statements.

10	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$1,448	$—	$—	$1,448	17.1
Consumer Staples	586	—	—	586	6.9
Energy	737	—	—	737	8.7
Financial Services	437	—	—	437	5.2
Health Care	664	—	—	664	7.8
Materials and Processing	517	—	—	517	6.1
Producer Durables	1,450	—	—	1,450	17.1
Technology	2,594	—	—	2,594	30.5
Utilities	15	—	—	15	0.2

Total Investments	$8,448	$—	$—	$8,448	99.6

Other Assets and Liabilities, Net					0.4

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Consistent Growth ETF	11

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$858.90	$1,017.20
Expenses Paid During Period*	$1.28	$1.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

12	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 14.3%
Advance Auto Parts, Inc.	139	8
Apollo Group, Inc. Class A (Æ)	196	8
AutoZone, Inc. (Æ)	35	11
Avon Products, Inc.	462	9
Bed Bath & Beyond, Inc. (Æ)	249	14
CarMax, Inc. (Æ)	302	7
Coach, Inc.	270	14
Darden Restaurants, Inc.	192	8
DeVry, Inc.	132	5
Dollar Tree, Inc. (Æ)	156	12
Family Dollar Stores, Inc.	177	9
Fossil, Inc. (Æ)	78	6
Gap, Inc. (The)	546	9
Genuine Parts Co.	197	10
Hasbro, Inc.	196	6
Home Depot, Inc.	1,175	39
International Game Technology	488	7
Kohl’s Corp.	290	14
Lowe’s Cos., Inc.	1,076	21
McDonald’s Corp.	729	64
Nike, Inc. Class B	287	25
Nordstrom, Inc.	216	10
NVR, Inc. (Æ)	11	7
Omnicom Group, Inc.	288	11
Panera Bread Co. Class A (Æ)	60	6
PetSmart, Inc.	187	8
Polaris Industries, Inc.	136	7
Ralph Lauren Corp. Class A	80	10
Ross Stores, Inc.	140	11
Snap-on, Inc.	121	5
Stanley Black & Decker, Inc.	180	9
Staples, Inc.	787	10
Starbucks Corp.	622	23
Target Corp.	562	28
Tiffany & Co.	148	9
TJX Cos., Inc.	352	20
Tractor Supply Co.	124	8
Tupperware Brands Corp.	117	6
Urban Outfitters, Inc. (Æ)	261	6
VF Corp.	104	13
Wal-Mart Stores, Inc.	1,242	63
Whirlpool Corp.	113	6
Yum! Brands, Inc.	399	20

		602

Consumer Staples - 12.1%
Archer-Daniels-Midland Co.	583	14
Brown-Forman Corp. Class B - ADR	135	9
Church & Dwight Co., Inc.	220	10
Clorox Co.	163	11
Coca-Cola Co. (The)	1,350	91
Colgate-Palmolive Co.	374	33
Energizer Holdings, Inc. (Æ)	117	8
General Mills, Inc.	558	21
Hansen Natural Corp. (Æ)	109	10

	Principal Amount ($) or Shares	Market Value $
Herbalife, Ltd.	167	9
HJ Heinz Co.	309	16
Hormel Foods Corp.	262	7
Kellogg Co.	252	13
Kimberly-Clark Corp.	336	24
McCormick & Co., Inc.	190	9
PepsiCo, Inc.	1,092	68
Procter & Gamble Co. (The)	1,883	119
Sysco Corp.	542	14
Walgreen Co.	721	24

		510

Energy - 11.6%
Cameron International Corp. (Æ)	261	11
Consol Energy, Inc.	253	9
Core Laboratories NV	76	7
EQT Corp.	185	10
Exxon Mobil Corp.	3,249	235
First Solar, Inc. (Æ)	78	5
FMC Technologies, Inc. (Æ)	270	10
Halliburton Co.	700	21
Helmerich & Payne, Inc.	140	6
Hubbell, Inc. Class B	119	6
Marathon Oil Corp.	557	12
Murphy Oil Corp.	204	9
National Oilwell Varco, Inc.	344	18
Occidental Petroleum Corp.	572	40
Oceaneering International, Inc.	198	7
Oil States International, Inc. (Æ)	98	5
Patterson-UTI Energy, Inc.	263	5
Peabody Energy Corp.	262	9
Rowan Cos., Inc. (Æ)	216	7
Schlumberger, Ltd.	932	55

		487

Financial Services - 7.2%
ACE, Ltd.	300	18
Aflac, Inc.	412	14
Alliance Data Systems Corp. (Æ)	88	8
American Express Co.	775	35
Brown & Brown, Inc.	277	5
Chubb Corp.	275	16
Eaton Vance Corp.	248	6
Equifax, Inc.	229	7
Factset Research Systems, Inc.	80	7
Fiserv, Inc. (Æ)	175	9
Franklin Resources, Inc.	133	13
Goldman Sachs Group, Inc. (The)	372	36
HCC Insurance Holdings, Inc.	238	6
IntercontinentalExchange, Inc. (Æ)	89	11
Moody’s Corp.	263	8
Northern Trust Corp.	252	9
SEI Investments Co.	324	5
T Rowe Price Group, Inc.	253	12
Torchmark Corp.	195	7
Total System Services, Inc.	383	6
Travelers Cos., Inc. (The)	359	17

Russell Growth at a Reasonable Price ETF	13

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

US Bancorp	1,447	34
Waddell & Reed Financial, Inc. Class A	198	5
WR Berkley Corp.	234	7

		301

Health Care - 11.3%
Abbott Laboratories	1,100	55
Aetna, Inc.	362	13
Allscripts Healthcare Solutions, Inc. (Æ)	389	7
AmerisourceBergen Corp. Class A	302	11
Amgen, Inc.	688	38
Baxter International, Inc.	460	26
Becton Dickinson and Co.	201	15
Cardinal Health, Inc.	340	14
Cigna Corp.	275	12
Covance, Inc. (Æ)	126	6
Coventry Health Care, Inc. (Æ)	238	7
CR Bard, Inc.	102	9
DaVita, Inc. (Æ)	121	8
Dentsply International, Inc.	227	7
Endo Pharmaceuticals Holdings, Inc. (Æ)	204	6
Express Scripts, Inc. Class A (Æ)	443	16
Henry Schein, Inc. (Æ)	132	8
Humana, Inc.	173	13
IDEXX Laboratories, Inc. (Æ)	104	7
Laboratory Corp. of America Holdings (Æ)	118	9
Lincare Holdings, Inc.	238	5
McKesson Corp.	228	17
Mednax, Inc. (Æ)	103	6
Medtronic, Inc.	834	28
Patterson Cos., Inc.	224	6
Perrigo Co.	113	11
Quest Diagnostics, Inc.	189	9
St. Jude Medical, Inc.	320	12
Stryker Corp.	290	14
UnitedHealth Group, Inc.	796	37
Universal Health Services, Inc. Class B	159	5
Varian Medical Systems, Inc. (Æ)	149	8
WellPoint, Inc.	307	20
Zimmer Holdings, Inc. (Æ)	206	11

		476

Materials and Processing - 3.9%
Air Products & Chemicals, Inc.	191	15
Airgas, Inc.	124	8
Albemarle Corp.	134	5
Allegheny Technologies, Inc.	150	6
Ball Corp.	243	8
Eastman Chemical Co.	97	7
Ecolab, Inc.	241	12
Fastenal Co.	334	11
PPG Industries, Inc.	159	11
Praxair, Inc.	242	22
Precision Castparts Corp.	126	19
Reliance Steel & Aluminum Co.	152	5
Sealed Air Corp.	321	5
Sherwin-Williams Co. (The)	120	9
Sigma-Aldrich Corp.	149	9

	Principal Amount ($) or Shares	Market Value $
Sonoco Products Co.	210	6
Southern Copper Corp.	267	7

		165

Producer Durables - 19.4%
3M Co.	509	37
Accenture PLC Class A	508	27
Ametek, Inc.	219	7
Automatic Data Processing, Inc.	426	20
Carlisle Cos., Inc.	145	5
Caterpillar, Inc.	461	34
CH Robinson Worldwide, Inc.	172	12
Cintas Corp.	239	7
Cooper Industries PLC	193	9
Copart, Inc. (Æ)	149	6
CSX Corp.	920	17
Cummins, Inc.	180	15
Danaher Corp.	458	19
Deere & Co.	338	22
Donaldson Co., Inc.	134	7
Dover Corp.	197	9
Eaton Corp.	320	11
Emerson Electric Co.	584	24
Expeditors International of Washington, Inc.	238	10
Flir Systems, Inc.	256	6
Flowserve Corp.	83	6
Fluor Corp.	192	9
General Dynamics Corp.	288	16
General Electric Co.	7,130	108
Goodrich Corp.	137	17
Graco, Inc.	141	5
Honeywell International, Inc.	602	26
Illinois Tool Works, Inc.	385	16
ITT Corp.	207	9
Jacobs Engineering Group, Inc. (Æ)	202	7
JB Hunt Transport Services, Inc.	169	6
Joy Global, Inc.	122	8
Kirby Corp. (Æ)	126	7
L-3 Communications Holdings, Inc.	127	8
Lincoln Electric Holdings, Inc.	199	6
Lockheed Martin Corp.	252	18
Mettler-Toledo International, Inc. (Æ)	51	7
MSC Industrial Direct Co. Class A	107	6
Norfolk Southern Corp.	301	18
PACCAR, Inc.	337	11
Pall Corp.	167	7
Parker Hannifin Corp.	162	10
Paychex, Inc.	377	10
Raytheon Co.	333	14
Robert Half International, Inc.	286	6
Rockwell Collins, Inc.	183	10
Roper Industries, Inc.	124	9
Stericycle, Inc. (Æ)	114	9
Towers Watson & Co. Class A	116	7
Union Pacific Corp.	365	30
United Technologies Corp.	646	45

14	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wabtec Corp.	110	6
Waste Management, Inc.	444	14
Waters Corp. (Æ)	113	9
WW Grainger, Inc.	70	10

		814

Technology - 19.8%
Adobe Systems, Inc. (Æ)	489	12
Altera Corp.	319	10
Amdocs, Ltd. (Æ)	290	8
Amphenol Corp. Class A	210	9
Analog Devices, Inc.	325	10
Cisco Systems, Inc.	3,884	60
Cognizant Technology Solutions Corp. Class A (Æ)	271	17
Dell, Inc. (Æ)	1,386	20
Google, Inc. Class A (Æ)	173	89
Harris Corp.	197	7
Hewlett-Packard Co.	1,537	35
Intel Corp.	3,662	78
International Business Machines Corp.	812	142
Linear Technology Corp.	304	8
Microchip Technology, Inc.	259	8
MICROS Systems, Inc. (Æ)	156	7
Microsoft Corp.	5,000	124
NetApp, Inc. (Æ)	335	11
Oracle Corp.	2,638	76
QUALCOMM, Inc.	1,168	57
Teradata Corp. (Æ)	195	10
Texas Instruments, Inc.	918	24
Xilinx, Inc.	313	9

		831

Utilities - 0.2%
TECO Energy, Inc.	413	7

Total Common Stocks (cost $4,989)		4,193

Total Investments - 99.8% (identified cost $4,989)		4,193

Other Assets and Liabilities, Net - 0.2%		9

Net Assets - 100.0%		4,202

See accompanying notes which are an integral part of the financial statements.

Russell Growth at a Reasonable Price ETF	15

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$602	$—	$—	$602	14.3
Consumer Staples	510	—	—	510	12.1
Energy	487	—	—	487	11.6
Financial Services	301	—	—	301	7.2
Health Care	476	—	—	476	11.3
Materials and Processing	165	—	—	165	3.9
Producer Durables	814	—	—	814	19.4
Technology	831	—	—	831	19.8
Utilities	7	—	—	7	0.2

Total Investments	$4,193	$—	$—	$4,193	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

16	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$773.20	$1,017.20
Expenses Paid During Period*	$1.22	$1.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

Russell Contrarian ETF	17

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 20.5%
Abercrombie & Fitch Co. Class A	208	13
American Eagle Outfitters, Inc.	699	8
Apollo Group, Inc. Class A (Æ)	326	13
Avon Products, Inc.	751	15
Best Buy Co., Inc.	615	14
Carnival Corp.	704	21
CBS Corp. Class B	1,086	22
Chico’s FAS, Inc.	709	8
Comcast Corp. Class A	3,579	74
DISH Network Corp. Class A (Æ)	527	13
Expedia, Inc.	532	14
Foot Locker, Inc.	523	11
GameStop Corp. Class A (Æ)	464	11
Gannett Co., Inc.	764	7
Harley-Davidson, Inc.	472	16
Harman International Industries, Inc.	232	7
Home Depot, Inc.	2,185	71
Interpublic Group of Cos., Inc. (The)	1,195	9
Jarden Corp.	309	9
JC Penney Co., Inc.	467	13
Kohl’s Corp.	479	24
Lennar Corp. Class A	572	8
Lowe’s Cos., Inc.	1,991	39
Macy’s, Inc.	800	21
Marriott International, Inc. Class A	525	14
McGraw-Hill Cos., Inc. (The)	550	23
MGM Resorts International (Æ)	928	9
Mohawk Industries, Inc. (Æ)	188	8
Newell Rubbermaid, Inc.	724	9
News Corp. Class A	3,093	47
Nordstrom, Inc.	350	16
NVR, Inc. (Æ)	17	10
Omnicom Group, Inc.	481	18
Penn National Gaming, Inc. (Æ)	263	9
Pulte Group, Inc. (Æ)	639	3
Royal Caribbean Cruises, Ltd.	338	7
Sears Holdings Corp. (Æ)	136	8
Signet Jewelers, Ltd.	267	9
Staples, Inc.	1,201	16
Starwood Hotels & Resorts Worldwide, Inc. (ö)	345	13
Target Corp.	958	46
Time Warner, Inc.	1,536	45
Whirlpool Corp.	173	9

		780

Consumer Staples - 6.3%
Campbell Soup Co.	420	14
Constellation Brands, Inc. Class A (Æ)	542	10
CVS Caremark Corp.	1,796	60
Kimberly-Clark Corp.	593	42
Kroger Co. (The)	1,056	23
Safeway, Inc.	732	12
Sysco Corp.	946	25
Tyson Foods, Inc. Class A	717	12

	Principal Amount ($) or Shares	Market Value $
Walgreen Co.	1,262	42

		240

Energy - 1.6%
Baker Hughes, Inc.	605	29
Nabors Industries, Ltd. (Æ)	573	7
Superior Energy Services, Inc. (Æ)	276	7
Valero Energy Corp.	921	16

		59

Financial Services - 29.8%
Allstate Corp. (The)	862	20
American Express Co.	1,380	62
American Financial Group, Inc.	300	9
American International Group, Inc. (Æ)	186	4
Ameriprise Financial, Inc.	420	17
Assurant, Inc.	301	11
Assured Guaranty, Ltd.	646	7
Axis Capital Holdings, Ltd.	347	9
Bank of America Corp.	12,432	76
BB&T Corp.	1,082	23
Capital One Financial Corp.	676	27
CBRE Group, Inc. (Æ)	608	8
Cincinnati Financial Corp.	402	11
Citigroup, Inc.	2,656	68
E*Trade Financial Corp. (Æ)	708	6
Everest Re Group, Ltd.	145	12
Fifth Third Bancorp	1,626	16
First Horizon National Corp.	976	6
Genworth Financial, Inc. Class A (Æ)	1,173	7
Goldman Sachs Group, Inc. (The)	657	62
Hartford Financial Services Group, Inc.	773	12
Hudson City Bancorp, Inc.	1,320	7
Huntington Bancshares, Inc.	2,088	10
Jefferies Group, Inc.	217	3
Jones Lang LaSalle, Inc.	121	6
JPMorgan Chase & Co.	4,835	147
KeyCorp	1,957	12
Lincoln National Corp.	588	9
Loews Corp.	534	18
Markel Corp. (Æ)	29	10
Marsh & McLennan Cos., Inc.	885	23
MetLife, Inc.	929	26
Morgan Stanley	2,080	28
NASDAQ OMX Group, Inc. (The) (Æ)	404	9
Old Republic International Corp.	880	8
PNC Financial Services Group, Inc.	730	35
Popular, Inc. (Æ)	3,518	5
Principal Financial Group, Inc.	591	13
Prudential Financial, Inc.	668	31
Regions Financial Corp.	2,467	8
Reinsurance Group of America, Inc. Class A	201	9
SLM Corp.	523	7
SunTrust Banks, Inc.	887	16
Torchmark Corp.	300	10
Total System Services, Inc.	581	10

18	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transatlantic Holdings, Inc.	224	11
Wells Fargo & Co.	5,970	145
Weyerhaeuser Co. (ö)	945	15
WR Berkley Corp.	365	11
XL Group PLC Class A	678	13
Zions Bancorporation	513	7

		1,135

Health Care - 8.3%
Aetna, Inc.	638	23
Alere, Inc. (Æ)	307	6
Boston Scientific Corp. (Æ)	2,752	16
Cardinal Health, Inc.	592	25
Cephalon, Inc. (Æ)	183	15
Cigna Corp.	480	20
Community Health Systems, Inc. (Æ)	349	6
Covance, Inc. (Æ)	189	9
Coventry Health Care, Inc. (Æ)	400	12
Eli Lilly & Co.	1,396	51
Health Management Associates, Inc. Class A (Æ)	941	7
Health Net, Inc. (Æ)	328	8
Omnicare, Inc.	374	10
Tenet Healthcare Corp. (Æ)	1,622	7
UnitedHealth Group, Inc.	1,483	67
WellPoint, Inc.	532	34

		316

Materials and Processing - 4.3%
Alcoa, Inc.	1,655	16
Allegheny Technologies, Inc.	218	8
Ashland, Inc.	210	9
Bemis Co., Inc.	361	11
Domtar Corp.	128	9
Dow Chemical Co. (The)	1,549	34
International Paper Co.	748	17
Masco Corp.	965	7
Nucor Corp.	525	17
Reliance Steel & Aluminum Co.	216	7
Sealed Air Corp.	471	8
Sonoco Products Co.	329	9
Steel Dynamics, Inc.	656	7
United States Steel Corp.	167	4

		163

Producer Durables - 11.0%
Avery Dennison Corp.	305	8
Boeing Co. (The)	986	61
Cintas Corp.	391	11
FedEx Corp.	449	30
General Dynamics Corp.	512	29
Harsco Corp.	300	6
ITT Corp.	342	14
Jacobs Engineering Group, Inc. (Æ)	294	9
L-3 Communications Holdings, Inc.	218	14
Lockheed Martin Corp.	428	31

	Principal Amount ($) or Shares	Market Value $
Manitowoc Co., Inc. (The)	483	3
Manpower, Inc.	206	7
Northrop Grumman Corp.	468	24
Oshkosh Corp. (Æ)	336	5
Pitney Bowes, Inc.	541	10
Quanta Services, Inc. (Æ)	584	11
Raytheon Co.	572	23
Robert Half International, Inc.	417	9
Rockwell Collins, Inc.	300	16
RR Donnelley & Sons Co.	629	9
Ryder System, Inc.	199	7
Southwest Airlines Co.	1,494	12
Terex Corp. (Æ)	167	2
Thomas & Betts Corp. (Æ)	188	8
Tyco International, Ltd.	718	29
URS Corp. (Æ)	261	8
WESCO International, Inc. (Æ)	168	6
Xerox Corp.	2,339	16

		418

Technology - 6.9%
Advanced Micro Devices, Inc. (Æ)	1,515	8
Amdocs, Ltd. (Æ)	466	13
Applied Materials, Inc.	2,039	21
Avnet, Inc. (Æ)	379	10
Brocade Communications Systems, Inc. (Æ)	1,716	7
Ciena Corp. (Æ)	187	2
Dell, Inc. (Æ)	2,496	35
Hewlett-Packard Co.	2,768	63
Ingram Micro, Inc. Class A (Æ)	574	9
Jabil Circuit, Inc.	579	10
Lam Research Corp. (Æ)	300	11
LSI Corp. (Æ)	1,719	9
Micron Technology, Inc. (Æ)	1,650	8
Molex, Inc.	427	9
Motorola Solutions, Inc.	548	23
Novellus Systems, Inc. (Æ)	334	9
Seagate Technology PLC	945	10
Teradyne, Inc. (Æ)	665	7

		264

Utilities - 11.1%
AES Corp. (The) (Æ)	1,344	13
Ameren Corp.	529	16
American Electric Power Co., Inc.	770	29
Constellation Energy Group, Inc.	417	16
Edison International	568	22
Entergy Corp.	314	21
Exelon Corp.	958	40
FirstEnergy Corp.	673	30
Frontier Communications Corp.	2,039	12
GenOn Energy, Inc. (Æ)	2,757	8
Great Plains Energy, Inc.	514	10
Level 3 Communications, Inc. (Æ)	3,272	5
MDU Resources Group, Inc.	526	10
NII Holdings, Inc. (Æ)	372	10
NiSource, Inc.	701	15

Russell Contrarian ETF	19

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NRG Energy, Inc. (Æ)	601	13
NV Energy, Inc.	757	11
Pepco Holdings, Inc.	641	12
PG&E Corp.	618	26
PPL Corp.	841	24
Public Service Enterprise Group, Inc.	829	28
Sempra Energy	423	22
Southern Union Co.	390	16
Sprint Nextel Corp. (Æ)	2,400	7
Telephone & Data Systems, Inc.	317	7

		423

Total Common Stocks (cost $4,792)		3,798

Total Investments - 99.8% (identified cost $4,792)		3,798

Other Assets and Liabilities, Net - 0.2%		8

Net Assets - 100.0%		3,806

See accompanying notes which are an integral part of the financial statements.

20	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$780	$—	$—	$780	20.5
Consumer Staples	240	—	—	240	6.3
Energy	59	—	—	59	1.6
Financial Services	1,135	—	—	1,135	29.8
Health Care	316	—	—	316	8.3
Materials and Processing	163	—	—	163	4.3
Producer Durables	418	—	—	418	11.0
Technology	264	—	—	264	6.9
Utilities	423	—	—	423	11.1

Total Investments	$3,798	$—	$—	$3,798	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Contrarian ETF	21

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$846.30	$1,017.20
Expenses Paid During Period*	$1.27	$1.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

22	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.7%
Autoliv, Inc.	366	18
Best Buy Co., Inc.	1,059	25
Carnival Corp.	1,132	34
Costco Wholesale Corp.	898	74
Darden Restaurants, Inc.	571	24
DeVry, Inc.	410	15
Gap, Inc. (The)	1,614	26
Garmin, Ltd.	710	23
Genuine Parts Co.	572	29
Home Depot, Inc.	2,971	98
International Game Technology	1,483	22
JC Penney Co., Inc.	775	21
Leggett & Platt, Inc.	956	19
Lowe’s Cos., Inc.	2,795	54
Mattel, Inc.	1,188	31
Newell Rubbermaid, Inc.	1,587	19
News Corp. Class A	4,574	71
Nike, Inc. Class B	754	64
Omnicom Group, Inc.	805	30
PetSmart, Inc.	571	24
PVH Corp.	366	21
Ralph Lauren Corp. Class A	233	30
Scripps Networks Interactive, Inc. Class A	512	19
Snap-on, Inc.	377	17
Staples, Inc.	2,233	30
Target Corp.	1,452	71
Tiffany & Co.	425	26
VF Corp.	299	36
Viacom, Inc. Class A	1,262	49
Wal-Mart Stores, Inc.	3,085	159
Whirlpool Corp.	338	17
Williams-Sonoma, Inc.	655	20

		1,216

Consumer Staples - 7.9%
Beam, Inc.	520	28
Church & Dwight Co., Inc.	664	29
Coca-Cola Enterprises, Inc.	1,116	28
ConAgra Foods, Inc.	1,324	32
CVS Caremark Corp.	2,580	87
Dr Pepper Snapple Group, Inc.	769	30
General Mills, Inc.	1,476	57
Hormel Foods Corp.	814	22
JM Smucker Co. (The)	413	30
Kraft Foods, Inc. Class A	3,069	103
Kroger Co. (The)	1,668	37
McCormick & Co., Inc.	566	26
Molson Coors Brewing Co. Class B	608	24
Procter & Gamble Co. (The)	4,601	291
Reynolds American, Inc.	1,000	37
Safeway, Inc.	1,314	22
Sysco Corp.	1,483	38
Walgreen Co.	1,842	61

		982

	Principal Amount ($) or Shares	Market Value $
Energy - 11.2%
Chevron Corp.	3,285	304
ConocoPhillips	2,427	154
Consol Energy, Inc.	719	24
Exxon Mobil Corp.	8,205	597
Helmerich & Payne, Inc.	419	17
Hubbell, Inc. Class B	369	18
Marathon Oil Corp.	1,435	31
Murphy Oil Corp.	571	25
National Oilwell Varco, Inc.	887	45
Occidental Petroleum Corp.	1,431	102
Spectra Energy Corp.	1,666	41
Sunoco, Inc.	617	19
Valero Energy Corp.	1,580	28

		1,405

Financial Services - 18.1%
ACE, Ltd.	798	48
Aflac, Inc.	1,104	39
Allstate Corp. (The)	1,392	33
American Capital Agency Corp. (ö)	815	22
American Express Co.	1,974	88
Ameriprise Financial, Inc.	683	27
Annaly Capital Management, Inc. (ö)	2,261	38
AON Corp.	859	36
Assurant, Inc.	644	23
AvalonBay Communities, Inc. (ö)	275	31
Axis Capital Holdings, Ltd.	779	20
Bank of New York Mellon Corp. (The)	2,631	49
BB&T Corp.	1,752	37
BlackRock, Inc. Class A	237	35
BRE Properties, Inc. Class A (ö)	474	20
Capital One Financial Corp.	1,062	42
Chimera Investment Corp. (ö)	6,776	19
Chubb Corp.	743	45
Cincinnati Financial Corp.	841	22
CME Group, Inc. Class A	165	41
Comerica, Inc.	791	18
Digital Realty Trust, Inc. (ö)	437	24
Discover Financial Services	1,511	35
Equifax, Inc.	707	22
Everest Re Group, Ltd.	291	23
Fidelity National Financial, Inc. Class A	1,485	23
Fidelity National Information Services, Inc.	986	24
First Niagara Financial Group, Inc.	1,829	17
Franklin Resources, Inc.	363	35
Global Payments, Inc.	476	19
Goldman Sachs Group, Inc. (The)	937	89
HCC Insurance Holdings, Inc.	746	20
Hudson City Bancorp, Inc.	2,923	17
Invesco, Ltd.	1,477	23
Jones Lang LaSalle, Inc.	257	13
JPMorgan Chase & Co.	6,587	197
M&T Bank Corp.	398	28
Marsh & McLennan Cos., Inc.	1,429	38
MetLife, Inc.	1,685	47
Morgan Stanley	3,181	43

Russell Equity Income ETF	23

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

New York Community Bancorp, Inc.	1,871	22
Northern Trust Corp.	725	25
NYSE Euronext	926	22
PartnerRe, Ltd. - ADR	365	19
PNC Financial Services Group, Inc.	1,119	54
Progressive Corp. (The)	1,848	33
Rayonier, Inc. (ö)	598	22
Reinsurance Group of America, Inc. Class A	408	19
RenaissanceRe Holdings, Ltd.	336	21
SLM Corp.	1,880	23
State Street Corp.	1,181	38
TD Ameritrade Holding Corp.	1,258	18
Thomson Reuters Corp.	1,057	29
Torchmark Corp.	596	21
Travelers Cos., Inc. (The)	958	47
Unum Group	1,179	25
US Bancorp	3,689	87
Vornado Realty Trust (ö)	476	36
Wells Fargo & Co.	8,252	198
WR Berkley Corp.	730	22

		2,251

Health Care - 13.5%
Abbott Laboratories	2,748	141
Aetna, Inc.	991	36
AmerisourceBergen Corp. Class A	856	32
Becton Dickinson and Co.	548	40
Bristol-Myers Squibb Co.	3,263	102
Cardinal Health, Inc.	941	39
Cigna Corp.	766	32
Covidien PLC	1,109	49
Dentsply International, Inc.	689	21
Eli Lilly & Co.	2,063	76
Humana, Inc.	482	35
Johnson & Johnson	4,511	288
McKesson Corp.	607	44
Medtronic, Inc.	2,125	71
Merck & Co., Inc.	5,286	173
Patterson Cos., Inc.	706	20
Pfizer, Inc.	13,097	232
Quest Diagnostics, Inc.	547	27
St. Jude Medical, Inc.	883	32
Stryker Corp.	788	37
UnitedHealth Group, Inc.	2,027	93
Universal Health Services, Inc. Class B	488	17
WellPoint, Inc.	798	52

		1,689

Materials and Processing - 5.3%
Air Products & Chemicals, Inc.	514	39
Airgas, Inc.	377	24
Albemarle Corp.	401	16
Aptargroup, Inc.	447	20
Ball Corp.	725	22
Bemis Co., Inc.	694	20
CF Industries Holdings, Inc.	238	29

	Principal Amount ($) or Shares	Market Value $
Eastman Chemical Co.	285	20
Freeport-McMoRan Copper & Gold, Inc.	1,808	55
Martin Marietta Materials, Inc.	294	19
MeadWestvaco Corp.	800	20
Monsanto Co.	1,078	65
Mosaic Co. (The)	693	34
Newmont Mining Corp.	1,087	68
Nucor Corp.	922	29
PPG Industries, Inc.	441	31
Precision Castparts Corp.	332	52
Sealed Air Corp.	1,002	17
Sigma-Aldrich Corp.	432	27
Sonoco Products Co.	659	19
Timken Co.	491	16
Valspar Corp.	646	20

		662

Producer Durables - 14.2%
3M Co.	1,290	93
Ametek, Inc.	647	21
Automatic Data Processing, Inc.	1,118	53
Avery Dennison Corp.	629	16
Cintas Corp.	739	21
Cooper Industries PLC	556	26
CSX Corp.	2,399	45
Cummins, Inc.	479	39
Danaher Corp.	1,193	50
Dover Corp.	551	26
Eaton Corp.	874	31
Emerson Electric Co.	1,485	61
FedEx Corp.	680	46
Flir Systems, Inc.	779	20
Flowserve Corp.	249	18
Fluor Corp.	545	25
General Dynamics Corp.	758	43
General Electric Co.	17,361	266
Goodrich Corp.	380	46
Honeywell International, Inc.	1,521	67
IDEX Corp.	520	16
Illinois Tool Works, Inc.	1,012	42
Iron Mountain, Inc.	805	25
ITT Corp.	589	25
KBR, Inc.	710	17
L-3 Communications Holdings, Inc.	369	23
Manpower, Inc.	461	15
Nalco Holding Co.	860	30
Norfolk Southern Corp.	789	48
Northrop Grumman Corp.	709	37
Pall Corp.	498	21
Parker Hannifin Corp.	449	28
Pentair, Inc.	596	19
Raytheon Co.	908	37
Republic Services, Inc. Class A	1,075	30
Roper Industries, Inc.	363	25
Southwest Airlines Co.	2,791	22
SPX Corp.	296	13
Towers Watson & Co. Class A	362	22
Union Pacific Corp.	932	76

24	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Technologies Corp.	1,620	114
Waste Management, Inc.	1,219	40
Xerox Corp.	3,880	27

		1,765

Technology - 9.4%
Amphenol Corp. Class A	604	25
Analog Devices, Inc.	919	29
Applied Materials, Inc.	3,407	35
Broadcom Corp. Class A	1,369	46
CA, Inc.	1,377	27
Computer Sciences Corp.	712	19
Corning, Inc.	3,431	42
Harris Corp.	595	20
Hewlett-Packard Co.	3,844	86
Intel Corp.	9,016	192
KLA-Tencor Corp.	703	27
Maxim Integrated Products, Inc.	1,158	27
Microchip Technology, Inc.	767	24
Microsoft Corp.	12,141	301
Oracle Corp.	6,490	187
Texas Instruments, Inc.	2,347	63
Xilinx, Inc.	901	25

		1,175

Utilities - 10.5%
Alliant Energy Corp.	613	24
Ameren Corp.	994	30
American Electric Power Co., Inc.	1,228	47
AT&T, Inc.	9,734	277
CenturyLink, Inc.	1,379	46
CMS Energy Corp.	1,300	26
Consolidated Edison, Inc.	794	45
Constellation Energy Group, Inc.	760	29
DTE Energy Co.	620	30
Energen Corp.	429	18
Entergy Corp.	540	36
FirstEnergy Corp.	1,057	47
Frontier Communications Corp.	3,757	23
MDU Resources Group, Inc.	1,089	21
NextEra Energy, Inc.	969	52
NiSource, Inc.	1,317	28
Northeast Utilities	782	26
NSTAR	550	25
NV Energy, Inc.	1,535	23
Oneok, Inc.	407	27
Pepco Holdings, Inc.	1,263	24
PG&E Corp.	1,048	44
Pinnacle West Capital Corp.	571	25
Progress Energy, Inc. Class D	833	43
Southern Co.	1,761	74
Southern Union Co.	640	26
TECO Energy, Inc.	1,282	22

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc.	4,861	178

		1,316

Total Common Stocks (cost $14,248)		12,461

Total Investments - 99.8% (identified cost $14,248)		12,461

Other Assets and Liabilities, Net - 0.2%		30

Net Assets - 100.0%		12,491

See accompanying notes which are an integral part of the financial statements.

Russell Equity Income ETF	25

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$1,216	$—	$—	$1,216	9.7
Consumer Staples	982	—	—	982	7.9
Energy	1,405	—	—	1,405	11.2
Financial Services	2,251	—	—	2,251	18.1
Health Care	1,689	—	—	1,689	13.5
Materials and Processing	662	—	—	662	5.3
Producer Durables	1,765	—	—	1,765	14.2
Technology	1,175	—	—	1,175	9.4
Utilities	1,316	—	—	1,316	10.5

Total Investments	$12,461	$—	$—	$12,461	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

26	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Shareholder Expense Example — September 30, 2011 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from May 18, 2011 (commencement of operations) to September 30, 2011.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
May 18, 2011	$1,000.00	$1,000.00
Ending Account Value
September 30, 2011	$803.50	$1,017.20
Expenses Paid During Period*	$1.24	$1.39

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing the 136-day period annualized), multiplied by the average account value over the period, multiplied by 136/366 (to reflect the period since commencement of operations).

Russell Low P/E ETF	27

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.8%
American Eagle Outfitters, Inc.	762	9
Autoliv, Inc.	206	10
Bally Technologies, Inc. (Æ)	154	4
Best Buy Co., Inc.	649	15
Big Lots, Inc. (Æ)	254	9
BJ’s Wholesale Club, Inc. (Æ)	192	10
Brinker International, Inc.	259	5
Career Education Corp. (Æ)	376	5
CarMax, Inc. (Æ)	454	11
CBS Corp. Class B	1,027	21
Chico’s FAS, Inc.	484	6
Choice Hotels International, Inc.	220	7
Comcast Corp. Class A	2,476	52
DeVry, Inc.	122	4
Dillard’s, Inc. Class A	166	7
DR Horton, Inc.	931	8
DreamWorks Animation SKG, Inc. Class A (Æ)	404	7
DSW, Inc. Class A	122	6
Education Management Corp. (Æ)	310	5
Federal-Mogul Corp. (Æ)	290	4
Foot Locker, Inc.	478	10
Ford Motor Co. (Æ)	2,792	27
GameStop Corp. Class A (Æ)	430	10
Gannett Co., Inc.	773	7
Gap, Inc. (The)	917	15
Garmin, Ltd.	328	10
General Motors Co. (Æ)	1,293	26
Harman International Industries, Inc.	168	5
Home Depot, Inc.	1,081	36
Hyatt Hotels Corp. Class A (Æ)	210	7
International Game Technology	556	8
Interpublic Group of Cos., Inc. (The)	927	7
Jarden Corp.	308	9
JC Penney Co., Inc.	414	11
KAR Auction Services, Inc. (Æ)	354	4
Kohl’s Corp.	186	9
Liberty Media Corp. Class A (Æ)	172	11
Liberty Media Corp. - Interactive (Æ)	1,227	18
Liberty Media Corp. - Liberty Starz Class A (Æ)	156	10
Lowe’s Cos., Inc.	2,134	41
Macy’s, Inc.	745	20
Mohawk Industries, Inc. (Æ)	188	8
Newell Rubbermaid, Inc.	817	10
Penn National Gaming, Inc. (Æ)	248	8
Pulte Group, Inc. (Æ)	1,285	5
PVH Corp.	166	10
RadioShack Corp.	614	7
Royal Caribbean Cruises, Ltd.	248	5
Sears Holdings Corp. (Æ)	140	8
Service Corp. International	865	8
Staples, Inc.	1,411	19
Target Corp.	1,069	52
Thor Industries, Inc.	274	6
Time Warner, Inc.	1,717	51

	Principal Amount ($) or Shares	Market Value $
TRW Automotive Holdings Corp. (Æ)	250	8
Wal-Mart Stores, Inc.	727	38
Washington Post Co. (The) Class B	22	7
Wendy’s Co. (The)	1,647	8
Whirlpool Corp.	184	9
WMS Industries, Inc. (Æ)	280	5

		778

Consumer Staples - 4.6%
Archer-Daniels-Midland Co.	1,119	28
Beam, Inc.	318	17
Bunge, Ltd.	246	14
Colgate-Palmolive Co.	138	12
ConAgra Foods, Inc.	749	18
Constellation Brands, Inc. Class A (Æ)	552	10
Corn Products International, Inc.	132	5
CVS Caremark Corp.	2,112	71
Dean Foods Co. (Æ)	759	7
Energizer Holdings, Inc. (Æ)	184	12
Kraft Foods, Inc. Class A	2,547	86
Kroger Co. (The)	464	10
Molson Coors Brewing Co. Class B	328	13
Ralcorp Holdings, Inc. (Æ)	150	12
Safeway, Inc.	769	13
Smithfield Foods, Inc. (Æ)	498	10
SUPERVALU, Inc.	951	6
Tyson Foods, Inc. Class A	747	13
Walgreen Co.	216	7

		364

Energy - 11.0%
Alpha Natural Resources, Inc. (Æ)	276	5
Apache Corp.	442	36
Arch Coal, Inc.	440	6
Atwood Oceanics, Inc. (Æ)	196	7
Chesapeake Energy Corp.	1,151	29
Chevron Corp.	2,792	258
ConocoPhillips	2,119	134
Devon Energy Corp.	685	38
Diamond Offshore Drilling, Inc.	138	8
Exxon Mobil Corp.	1,935	141
Hess Corp.	518	27
Marathon Oil Corp.	1,139	25
Murphy Oil Corp.	328	15
Nabors Industries, Ltd. (Æ)	661	8
National Oilwell Varco, Inc.	687	35
Plains Exploration & Production Co. (Æ)	362	8
Quicksilver Resources, Inc. (Æ)	570	4
Rowan Cos., Inc. (Æ)	310	9
SEACOR Holdings, Inc.	92	7
Sunoco, Inc.	320	10
SunPower Corp. Class A (Æ)	484	4
Tesoro Corp. (Æ)	476	9
Valero Energy Corp.	1,057	19
Williams Cos., Inc. (The)	1,047	26

		868

28	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 27.9%
ACE, Ltd.	581	35
Aflac, Inc.	803	28
Alleghany Corp. (Æ)	28	8
Allied World Assurance Co. Holdings AG	161	9
Allstate Corp. (The)	951	23
American Capital, Ltd. (Æ)	1,119	8
American Financial Group, Inc.	286	9
American International Group, Inc. (Æ)	843	19
Ameriprise Financial, Inc.	457	18
Annaly Capital Management, Inc. (ö)	1,507	25
AON Corp.	597	25
Arch Capital Group, Ltd. (Æ)	380	12
Aspen Insurance Holdings, Ltd.	339	8
Assurant, Inc.	306	11
Assured Guaranty, Ltd.	639	7
Axis Capital Holdings, Ltd.	385	10
Bank of America Corp.	15,164	93
Bank of New York Mellon Corp. (The)	2,024	38
BB&T Corp.	1,229	26
Berkshire Hathaway, Inc. Class B (Æ)	2,602	185
BlackRock, Inc. Class A	98	15
Capital One Financial Corp.	779	31
Chimera Investment Corp. (ö)	3,310	9
Chubb Corp.	518	31
Cincinnati Financial Corp.	420	11
CIT Group, Inc. (Æ)	426	13
Citigroup, Inc.	4,347	111
City National Corp.	180	7
CME Group, Inc. Class A	118	29
CNA Financial Corp.	248	6
Comerica, Inc.	430	10
Commerce Bancshares, Inc.	248	9
CommonWealth REIT (ö)	338	6
CoreLogic, Inc. (Æ)	505	5
Discover Financial Services	935	21
E*Trade Financial Corp. (Æ)	781	7
East West Bancorp, Inc.	514	8
Endurance Specialty Holdings, Ltd.	196	7
Everest Re Group, Ltd.	140	11
Fidelity National Financial, Inc. Class A	707	11
Fidelity National Information Services, Inc.	574	14
Fifth Third Bancorp	1,797	18
First Citizens BancShares, Inc. Class A (Æ)	42	6
First Horizon National Corp.	1,017	6
First Niagara Financial Group, Inc.	902	8
First Republic Bank (Æ)	294	7
Fiserv, Inc. (Æ)	138	7
Fulton Financial Corp.	855	7
Genworth Financial, Inc. Class A (Æ)	1,219	7
Goldman Sachs Group, Inc. (The)	791	75
Hanover Insurance Group, Inc. (The)	220	8
Hartford Financial Services Group, Inc.	871	14
HCC Insurance Holdings, Inc.	356	10
HCP, Inc. (ö)	749	26
Hudson City Bancorp, Inc.	1,387	8
Huntington Bancshares, Inc.	2,168	10
Invesco, Ltd.	925	14

	Principal Amount ($) or Shares	Market Value $
Janus Capital Group, Inc.	833	5
Jefferies Group, Inc.	454	6
JPMorgan Chase & Co.	5,877	177
Kemper Corp.	278	7
KeyCorp	2,102	12
Legg Mason, Inc.	400	10
Liberty Property Trust (ö)	352	10
Lincoln National Corp.	665	10
Loews Corp.	600	21
M&T Bank Corp.	250	17
Marsh & McLennan Cos., Inc.	983	26
MetLife, Inc.	1,319	37
Morgan Stanley	2,486	34
NASDAQ OMX Group, Inc. (The) (Æ)	398	9
New York Community Bancorp, Inc.	1,035	12
People’s United Financial, Inc.	893	10
PNC Financial Services Group, Inc.	859	41
Popular, Inc. (Æ)	3,685	6
Principal Financial Group, Inc.	663	15
Protective Life Corp.	388	6
Prudential Financial, Inc.	795	37
Raymond James Financial, Inc.	336	9
Regions Financial Corp.	2,788	9
Reinsurance Group of America, Inc. Class A	206	9
StanCorp Financial Group, Inc.	220	6
State Street Corp.	859	28
SunTrust Banks, Inc.	1,007	18
Synovus Financial Corp.	4,035	4
TCF Financial Corp.	649	6
Torchmark Corp.	306	11
Transatlantic Holdings, Inc.	214	10
Travelers Cos., Inc. (The)	707	34
Unum Group	681	14
US Bancorp	3,008	71
Validus Holdings, Ltd.	292	7
Visa, Inc. Class A	580	50
Washington Federal, Inc.	531	7
Wells Fargo & Co.	6,812	164
Weyerhaeuser Co. (ö)	829	13
White Mountains Insurance Group, Ltd.	24	10
WR Berkley Corp.	352	10
XL Group PLC Class A	723	14

		2,212

Health Care - 12.1%
Abbott Laboratories	252	13
Aetna, Inc.	685	25
Alere, Inc. (Æ)	266	5
AMERIGROUP Corp. Class A (Æ)	108	4
Baxter International, Inc.	184	10
Bio-Rad Laboratories, Inc. Class A (Æ)	80	7
Bristol-Myers Squibb Co.	2,662	84
Cardinal Health, Inc.	386	16
CareFusion Corp. (Æ)	446	11
Cephalon, Inc. (Æ)	186	15
Cigna Corp.	506	21

Russell Low P/E ETF	29

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Community Health Systems, Inc. (Æ)	374	6
Coventry Health Care, Inc. (Æ)	380	11
Covidien PLC	446	20
Eli Lilly & Co.	1,145	42
Emdeon, Inc. Class A (Æ)	506	10
Forest Laboratories, Inc. (Æ)	566	17
Health Net, Inc. (Æ)	320	8
Hologic, Inc. (Æ)	679	10
Hospira, Inc. (Æ)	146	5
Humana, Inc.	318	23
Life Technologies Corp. (Æ)	352	14
LifePoint Hospitals, Inc. (Æ)	232	9
Medtronic, Inc.	368	12
Merck & Co., Inc.	4,622	151
Mylan, Inc. (Æ)	306	5
Omnicare, Inc.	358	9
Pfizer, Inc.	11,686	207
Qiagen NV (Æ)	657	9
Teleflex, Inc.	158	9
Tenet Healthcare Corp. (Æ)	1,639	7
Thermo Fisher Scientific, Inc. (Æ)	647	33
UnitedHealth Group, Inc.	1,675	77
VCA Antech, Inc. (Æ)	410	7
Warner Chilcott PLC Class A (Æ)	274	4
WellPoint, Inc.	604	39

		955

Materials and Processing - 3.6%
Alcoa, Inc.	1,926	18
Armstrong World Industries, Inc.	161	6
Ashland, Inc.	208	9
Bemis Co., Inc.	332	10
Cabot Corp.	250	6
CF Industries Holdings, Inc.	60	7
Commercial Metals Co.	570	5
Domtar Corp.	124	9
Dow Chemical Co. (The)	1,859	42
Greif, Inc. Class A	149	6
Huntsman Corp.	546	5
International Paper Co.	699	16
LyondellBasell Industries NV Class A	578	14
MeadWestvaco Corp.	426	11
Newmont Mining Corp.	813	51
Nucor Corp.	602	19
Owens Corning (Æ)	342	7
Owens-Illinois, Inc. (Æ)	440	7
Reliance Steel & Aluminum Co.	214	7
RPM International, Inc.	454	9
Sealed Air Corp.	486	8
Steel Dynamics, Inc.	458	5
WR Grace & Co. (Æ)	144	5

		282

Producer Durables - 9.5%
AECOM Technology Corp. (Æ)	316	6
AGCO Corp. (Æ)	260	9
Alexander & Baldwin, Inc.	186	7

	Principal Amount ($) or Shares	Market Value $
Alliant Techsystems, Inc.	130	7
Avery Dennison Corp.	302	8
Boeing Co. (The)	202	12
Booz Allen Hamilton Holding Corp. Class A (Æ)	336	5
Chicago Bridge & Iron Co. NV	216	6
CNH Global NV (Æ)	197	5
Con-way, Inc.	228	5
Corrections Corp. of America (Æ)	424	10
Covanta Holding Corp.	532	8
Delta Air Lines, Inc. (Æ)	1,149	9
FedEx Corp.	492	33
Flowserve Corp.	62	5
General Cable Corp. (Æ)	178	4
General Dynamics Corp.	558	32
General Electric Co.	15,612	238
GrafTech International, Ltd. (Æ)	474	6
Harsco Corp.	308	6
Ingersoll-Rand PLC	232	7
Itron, Inc. (Æ)	184	5
ITT Corp.	368	15
Jacobs Engineering Group, Inc. (Æ)	322	10
KBR, Inc.	364	9
L-3 Communications Holdings, Inc.	222	14
Lexmark International, Inc. Class A (Æ)	306	8
Lockheed Martin Corp.	128	9
Manpower, Inc.	238	8
Monster Worldwide, Inc. (Æ)	550	4
Nalco Holding Co.	242	8
Navistar International Corp. (Æ)	156	5
Northrop Grumman Corp.	508	26
Oshkosh Corp. (Æ)	340	5
Pitney Bowes, Inc.	528	10
Quanta Services, Inc. (Æ)	613	12
Raytheon Co.	635	26
Republic Services, Inc. Class A	659	18
RR Donnelley & Sons Co.	608	9
Ryder System, Inc.	172	6
Shaw Group, Inc. (The) (Æ)	307	7
Southwest Airlines Co.	1,471	12
Spirit Aerosystems Holdings, Inc. Class A (Æ)	404	6
SPX Corp.	126	6
Synopsys, Inc. (Æ)	432	11
Teekay Corp.	256	6
Textron, Inc.	633	11
Tidewater, Inc.	182	8
United Continental Holdings, Inc. (Æ)	356	7
URS Corp. (Æ)	248	7
UTi Worldwide, Inc.	324	4
Verisk Analytics, Inc. Class A (Æ)	202	7
WESCO International, Inc. (Æ)	146	5
Xerox Corp.	2,598	18

		750

Technology - 8.0%
Activision Blizzard, Inc.	1,129	13

30	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — September 30, 2011 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Akamai Technologies, Inc. (Æ)	218	4
Amdocs, Ltd. (Æ)	456	12
AOL, Inc. (Æ)	460	6
Applied Materials, Inc.	2,244	23
Arrow Electronics, Inc. (Æ)	288	8
Atmel Corp. (Æ)	474	4
Avnet, Inc. (Æ)	410	11
AVX Corp.	468	6
Brocade Communications Systems, Inc. (Æ)	1,621	7
Cisco Systems, Inc.	8,320	129
Computer Sciences Corp.	382	10
Corning, Inc.	2,607	32
Cree, Inc. (Æ)	328	9
Dell, Inc. (Æ)	987	14
Diebold, Inc.	270	7
DST Systems, Inc.	158	7
EchoStar Corp. Class A (Æ)	236	5
Fairchild Semiconductor International, Inc. Class A (Æ)	568	6
Harris Corp.	268	9
Hewlett-Packard Co.	3,278	74
IAC/InterActiveCorp (Æ)	276	11
Ingram Micro, Inc. Class A (Æ)	554	9
International Rectifier Corp. (Æ)	316	6
Intersil Corp. Class A	564	6
Jabil Circuit, Inc.	348	6
KLA-Tencor Corp.	204	8
Marvell Technology Group, Ltd. (Æ)	1,143	17
MEMC Electronic Materials, Inc. (Æ)	852	4
Micron Technology, Inc. (Æ)	2,072	10
Molex, Inc.	430	9
Motorola Solutions, Inc.	564	24
NCR Corp. (Æ)	370	6
Novellus Systems, Inc. (Æ)	296	8
PMC - Sierra, Inc. (Æ)	1,119	7
QLogic Corp. (Æ)	410	5
SAIC, Inc. (Æ)	643	8
SanDisk Corp. (Æ)	488	20
Tech Data Corp. (Æ)	192	8
Tellabs, Inc.	1,892	8
Teradyne, Inc. (Æ)	679	7
Vishay Intertechnology, Inc. (Æ)	620	5
Western Digital Corp. (Æ)	504	13
Yahoo!, Inc. (Æ)	2,278	30

		631

Utilities - 13.3%
AES Corp. (The) (Æ)	1,421	14
Alliant Energy Corp.	308	12
Ameren Corp.	558	17
AT&T, Inc.	8,731	249
Atmos Energy Corp.	312	10
CMS Energy Corp.	673	13
Consolidated Edison, Inc.	534	30
Constellation Energy Group, Inc.	428	16

	Principal Amount ($) or Shares	Market Value $
DPL, Inc.	370	11
DTE Energy Co.	364	18
Duke Energy Corp.	2,238	45
Edison International	624	24
Energen Corp.	212	9
Entergy Corp.	344	23
Exelon Corp.	1,095	47
FirstEnergy Corp.	739	33
GenOn Energy, Inc. (Æ)	2,684	7
Great Plains Energy, Inc.	488	9
Hawaiian Electric Industries, Inc.	391	9
Integrys Energy Group, Inc.	230	11
NextEra Energy, Inc.	713	39
NII Holdings, Inc. (Æ)	174	5
NiSource, Inc.	703	15
Northeast Utilities	426	14
NRG Energy, Inc. (Æ)	594	13
NV Energy, Inc.	735	11
Pepco Holdings, Inc.	635	12
PG&E Corp.	717	30
Pinnacle West Capital Corp.	292	13
Progress Energy, Inc.	550	28
Public Service Enterprise Group, Inc.	915	31
SCANA Corp.	320	13
Sempra Energy	458	24
Sprint Nextel Corp. (Æ)	5,430	17
TECO Energy, Inc.	631	11
Telephone & Data Systems, Inc.	334	7
Time Warner Telecom, Inc. Class A (Æ)	328	5
UGI Corp.	350	9
US Cellular Corp. (Æ)	154	6
Verizon Communications, Inc.	3,320	122
Xcel Energy, Inc.	947	23

		1,055

Total Common Stocks (cost $9,728)		7,895

Total Investments - 99.8% (identified cost $9,728)		7,895

Other Assets and Liabilities, Net - 0.2%		18

Net Assets - 100.0%		7,913

See accompanying notes which are an integral part of the financial statements.

Russell Low P/E ETF	31

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Presentation of Portfolio Holdings — September 30, 2011 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$778	$—	$—	$778	9.8
Consumer Staples	364	—	—	364	4.6
Energy	868	—	—	868	11.0
Financial Services	2,212	—	—	2,212	27.9
Health Care	955	—	—	955	12.1
Materials and Processing	282	—	—	282	3.6
Producer Durables	750	—	—	750	9.5
Technology	631	—	—	631	8.0
Utilities	1,055	—	—	1,055	13.3

Total Investments	$7,895	$—	$—	$7,895	99.8

Other Assets and Liabilities, Net					0.2

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

32	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Schedules of Investments — September 30, 2011 (Unaudited)

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).

Abbreviations:

ADR - American Depositary Receipt

Notes to Schedules of Investments	33

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Statements of Assets and Liabilities — September 30, 2011 (Unaudited)

Amounts in thousands	Russell Aggressive Growth ETF	Russell Consistent Growth ETF

Assets
Investments, at identified cost	$4,917	$9,488
Investments, at market	4,101	8,448
Cash	—	29
Receivables:
Dividends and interest	9	8

Total assets	4,110	8,485

Liabilities
Payables:
Accrued fees to affiliates	1	3

Total liabilities	1	3

Net Assets	$4,109	$8,482

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$—	$1
Accumulated net realized gain (loss)	(131)	(250)
Unrealized appreciation (depreciation) on investments	(816)	(1,040)
Shares of beneficial interest	1	2
Additional paid-in capital	5,055	9,769

Net Assets	$4,109	$8,482

Net Asset Value, offering and redemption price per share:
Net asset value per share: (a)	$41.09	$42.41
Net assets	$4,109,406	$8,481,548
Shares outstanding	100,002	200,002
(a)	Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

34	Statements of Assets and Liabilities

Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF	Russell Low P/E ETF

$4,989	$4,792	$14,248	$9,728
4,193	3,798	12,461	7,895
—	—	12	—

10	9	22	21

4,203	3,807	12,495	7,916

1	1	4	3

1	1	4	3

$4,202	$3,806	$12,491	$7,913

$2	$2	$7	$5
(773)	(320)	152	(277)
(796)	(994)	(1,787)	(1,833)
1	1	3	2
5,768	5,117	14,116	10,016

$4,202	$3,806	$12,491	$7,913

$42.02	$38.06	$41.64	$39.56
$4,202,140	$3,806,313	$12,491,309	$7,912,975
100,002	100,002	300,002	200,002

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	35

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Statements of Operations — For the Period Ended September 30, 2011 (Unaudited)

Amounts in thousands	Russell Aggressive Growth ETF*	Russell Consistent Growth ETF*

Investment Income
Dividends	$18	$40

Total investment income	18	40

Expenses
Management fees	7	10

Net expenses	7	10

Net investment income (loss)	11	30

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(217)	(218)
In-kind redemptions	86	(32)

Net realized gain (loss)	(131)	(250)
Net change in unrealized appreciation (depreciation) on investments	(816)	(1,040)

Net realized and unrealized gain (loss)	(947)	(1,290)

Net Increase (Decrease) in Net Assets from Operations	$(936)	$(1,260)

*	For the period May 18, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

36	Statements of Operations

Russell Growth at a Reasonable Price ETF*	Russell Contrarian ETF*	Russell Equity Income ETF*	Russell Low P/E ETF*

$67	$32	$121	$57

67	32	121	57

14	6	16	10

14	6	16	10

53	26	105	47

(46)	(251)	(75)	(224)
(727)	(69)	227	(53)

(773)	(320)	152	(277)
(796)	(994)	(1,787)	(1,833)

(1,569)	(1,314)	(1,635)	(2,110)

$(1,516)	$(1,288)	$(1,530)	$(2,063)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	37

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Statements of Changes in Net Assets

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF
Amounts in thousands	2011*	2011*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$11	$30
Net realized gain (loss)	(131)	(250)
Net change in unrealized appreciation (depreciation)	(816)	(1,040)

Net increase (decrease) in net assets from operations	(936)	(1,260)

Distributions
From net investment income	(11)	(29)

Net decrease in net assets from distributions	(11)	(29)

Share Transactions
Net increase (decrease) in net assets from share transactions	5,056	9,771

Total Net Increase (Decrease) in Net Assets	4,109	8,482

Net Assets
Beginning of period	—	—

End of period	$4,109	$8,482

Undistributed (overdistributed) net investment income included in net assets	$—	$1

*	For the period May 18, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

38	Statements of Changes in Net Assets

Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF	Russell Low P/E ETF
2011*	2011*	2011*	2011*

$53	$26	$105	$47
(773)	(320)	152	(277)
(796)	(994)	(1,787)	(1,833)

(1,516)	(1,288)	(1,530)	(2,063)

(51)	(24)	(98)	(42)

(51)	(24)	(98)	(42)

5,769	5,118	14,119	10,018

4,202	3,806	12,491	7,913

—	—	—	—

$4,202	$3,806	$12,491	$7,913

$2	$2	$7	$5

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	39

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Total Distributions
Russell Aggressive Growth ETF
September 30, 2011*	48.91	.11	(7.82)	(7.71)	(.11)	(.11)
Russell Consistent Growth ETF
September 30, 2011*	49.02	.19	(6.62)	(6.43)	(.18)	(.18)
Russell Growth at a Reasonable Price ETF
September 30, 2011*	49.34	.25	(7.20)	(6.95)	(.37)	(.37)
Russell Contrarian ETF
September 30, 2011*	49.51	.26	(11.47)	(11.21)	(.24)	(.24)
Russell Equity Income ETF
September 30, 2011*	49.57	.42	(8.02)	(7.60)	(.33)	(.33)
Russell Low P/E ETF
September 30, 2011*	49.51	.29	(10.00)	(9.71)	(.24)	(.24)

(a)	Average daily shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Portfolio turnover rate excludes securities received or delivered from in kind creation or redemption units.
*	For the period May 18, 2011 (commencement of operations) to September 30, 2011.

See accompanying notes which are an integral part of the financial statements.

40	Financial Highlights

$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Expenses to Average Net Assets, Net(c)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover Rate(b)(d)

41.09	(15.79)	4,109	.37	.37	.65	16

42.41	(13.14)	8,482	.37	.37	1.10	7

42.02	(14.11)	4,202	.37	.37	1.42	10

38.06	(22.68)	3,806	.37	.37	1.53	1

41.64	(15.37)	12,491	.37	.37	2.42	13

39.56	(19.65)	7,913	.37	.37	1.76	15

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	41

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements — September 30, 2011 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 17 different investment portfolios that were in operation as of September 30, 2011. These financial statements report on 6 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Unites, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund at NAV.

2.	Significant Accounting Policies

The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). An investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted (unadjusted) prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable

42	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2.

Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict or other significant event.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Delaware statutory trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

The Funds qualify as a regulated investment company and distribute all of their taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders

Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Financial Statements	43

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds return to be lower or higher than if the Fund employed an active strategy.

The Funds return may not match or achieve a high degree of correlation with the return of the Index due to security mismatches, operating expenses, transaction costs, cash flows and operational inefficiencies.

3.	Investment Transactions

Securities

During the period ended September 30, 2011, purchases and sales of the Funds (excluding investments held for short-term purposes and in-kind transactions) were as follows:

	Purchases	Sales

Russell Aggressive Growth ETF	$882,622	$2,288,098
Russell Consistent Growth ETF	612,329	2,029,345
Russell Growth at a Reasonable Price ETF	993,274	999,489
Russell Contrarian ETF	27,406	1,738,674
Russell Equity Income ETF	1,572,798	1,527,656
Russell Low P/E ETF	1,233,787	3,038,401

In-kind transactions during the period ended September 30, 2011 were as follows:

	Purchases	Sales

Russell Aggressive Growth ETF	$9,730,005	$3,276,600
Russell Consistent Growth ETF	19,277,130	8,121,388
Russell Growth at a Reasonable Price ETF	19,842,669	14,074,144
Russell Contrarian ETF	9,566,240	2,742,655
Russell Equity Income ETF	19,080,618	5,029,924
Russell Low P/E ETF	14,514,266	2,704,984

For the period ended September 30, 2011, the Funds realized net capital gains or losses resulting from in-kind redemptions. Because such gains and losses are not taxable to the Funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net assets per share. The realized in-kind gains or losses for the period ended September 30, 2011 are disclosed in the Funds’ Statements of Operations.

4.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The management fees specified in the table below and administrative fee of 0.0275% are based upon the average daily net assets of the Funds and are payable monthly. The Adviser pays all of the expenses of the Funds other than the management fee and

44	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

distribution fees pursuant to the Funds Distribution and Service Plan, if any, brokerage expenses, taxes, interest fees. The following shows the amount of the management fees paid by the Funds for the period ended September 30, 2011:

Management

Russell Aggressive Growth ETF	$6,500
Russell Consistent Growth ETF	10,047
Russell Growth at a Reasonable Price ETF	13,761
Russell Contrarian ETF	6,241
Russell Equity Income ETF	16,168
Russell Low P/E ETF	9,892

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended September 30, 2011 were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF

Management Fees	$1,329	$2,723	$1,333	$1,222	$3,952

	Russell Low P/E ETF
Management Fees	$2,518

Board of Trustees

Each independent Trustee is paid a retainer of $70,000 per year, $5,000 for each regular quarterly meeting attended in person, and $2,500 for each Audit Committee meeting and Nominating and Governance Committee meeting. Each Trustee receives a $1,250 fee for attending the quarterly meeting by phone instead of receiving the full fee had the member attended in person. The Trustees are also compensated for out of pocket expenses. The Audit Committee Chair and Nominating and Governance Chair are each paid a fee of $12,000 and $6,000, respectively, per year. A non-interested Chairman of the Board receives additional annual compensation of $20,000.

5.	Federal Income Taxes

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF

Cost of Investments	$4,930,932	$9,499,630	$4,988,975	$4,794,013	$14,254,363

Unrealized Appreciation	$12,986	$44,849	$23,933	$2,791	$67,380
Unrealized Depreciation	(842,968)	(1,096,470)	(819,782)	(998,318)	(1,860,810)

Net Unrealized Appreciation (Depreciation)	$(829,982)	$(1,051,621)	$(795,849)	$(995,527)	$(1,793,430)

	Russell Low P/E ETF
Cost of Investments	$9,755,920

Unrealized Appreciation	$24,024
Unrealized Depreciation	(1,885,346)

Net Unrealized Appreciation (Depreciation)	$(1,861,322)

Notes to Financial Statements	45

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

As of September 30, 2011, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed by the Funds at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. The Shares are listed on the NYSE Arca (“NYSE Arca” or the “Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Funds’ Custodian. A Creation Unit of a Fund consists of 50,000 Shares. Transactions in shares for the Funds for the period ended September 30, 2011 were as follows:

	Period Ended September 30, 2011*
	Shares	Dollars

Russell Aggressive Growth ETF
Shares created	200	$9,753
Shares redeemed	(100)	(4,697)

Total increase (decrease)	100	$5,056

Russell Consistent Growth ETF
Shares created	400	$19,322
Shares redeemed	(200)	(9,551)

Total increase (decrease)	200	$9,771

Russell Growth at a Reasonable Price ETF
Shares created	400	$19,889
Shares redeemed	(300)	(14,120)

Total increase (decrease)	100	$5,769

Russell Contrarian ETF
Shares created	200	$9,584
Shares redeemed	(100)	(4,466)

Total increase (decrease)	100	$5,118

Russell Equity Income ETF
Shares created	400	$19,125
Shares redeemed	(100)	(5,006)

Total increase (decrease)	300	$14,119

Russell Low P/E ETF
Shares created	400	$19,467
Shares redeemed	(200)	(9,449)

Total increase (decrease)	200	$10,018

*	For the period May 18, 2011 (commencement of operations) to September 30, 2011.

7.	Subsequent Events

Management has evaluated events and/or transactions that have occurred since September 30, 2011, through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. During this review nothing was discovered which would require further disclosure within the financial statements.

8.	Frequency Distribution of Discounts and Premiums

The chart below presents information about differences between the per share NAV of the Funds and the market trading price of shares of the Funds. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences

46	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Financial Statements, continued — September 30, 2011 (Unaudited)

between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

	Russell Aggressive Growth ETF		Russell Consistent Growth ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days

Greater than 0.20% and Less than 1.00%	—	0.00%	—	0.00%
Greater than 0.05% and Less than 0.20%	2	1.46%	25	18.25%
Between 0.05% and -0.05%	115	83.94%	97	70.80%
Greater than -0.05% and Less than -0.20%	20	14.60%	15	10.95%
Greater than -0.20% and less than -1.00%	—	0.00%	—	0.00%

	137	100.00%	137	100.00%

	Growth at a Reasonable Price ETF		Russell Contrarian ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days*	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	1	0.73%	—	0.00%
Greater than 0.05% and Less than 0.20%	40	29.20%	5	3.65%
Between 0.05% and -0.05%	95	69.34%	100	72.99%
Greater than -0.05% and Less than -0.20%	1	0.73%	32	23.36%
Greater than -0.20% and Less than -1.00%	—	0.00%	—	0.00%

	137	100.00%	137	100.00%

	Russell Equity Income ETF		Russell Low P/E ETF
Premium/Discount Range	Number of Days*	Percentage of Total Days	Number of Days	Percentage of Total Days
Greater than 0.20% and Less than 1.00%	—	0.00%	4	2.92%
Greater than 0.05% and Less than 0.20%	24	17.52%	39	28.47%
Between 0.05% and -0.05%	92	67.15%	82	59.85%
Greater than -0.05% and Less than -0.20%	21	15.33%	12	8.76%
Greater than -0.20% and Less than -1.00%	—	0.00%	—	0.00%

	137	100.00%	137	100.00%

*	Number of days are based on inception date which is one day prior to May 18, 2011 (commencement of operations).

Notes to Financial Statements	47

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board of Trustees, including all of the Independent Trustees, considered and approved the adoption of the management agreement with RIMCo (the “RIMCo Agreement”) with respect to the Funds at a meeting held in person on May 10, 2011 (the “Agreement Evaluation Meeting”). In preparation for the Agreement Evaluation Meeting, the Board considered (1) information, reports and analyses prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the operating expenses of each of the Funds with other peer funds not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Expense Universe.” The foregoing information provided by RIMCo is collectively called the “Agreement Evaluation Information.” In connection with their consideration of the RIMCo Agreement, the Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the adoption of the RIMCo Agreement.

At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed approval of the RIMCo Agreement with management and counsel to the Funds. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees met in executive session with Fund counsel to consider additional Agreement Evaluation Information received from RIMCo at the Agreement Evaluation Meeting. The discussion below reflects these reviews.

The Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of each Fund in accordance with such Fund’s investment objective and policies.

The Board considered that each Fund is passively managed, which means that the investment objective of each Fund is to seek investment results that closely correspond to the total return of such Fund’s corresponding index (each, an “Underlying Index”).

In addition to these general factors relating to the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the adoption of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid by the Fund for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and Distribution Agreements;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses to be incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from the Fund’s operations.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions would consist of two primary roles: managing each Fund’s portfolio and producing the daily creation and redemption baskets.

With respect to managing the Funds’ portfolios, the Board noted that to meet the investment objective of each Fund, RIMCo intends to employ a full replication strategy. In this strategy, a Fund generally invests in all of the stocks comprising its Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in the same weighting as the Underlying Index. In those circumstances, a Fund may purchase a sample of stocks in the Underlying Index. The Board noted that there may also be instances in which RIMCo may choose to overweight another stock in the Underlying Index, purchase securities not in the Underlying Index which RIMCo believes are appropriate to substitute for certain securities in the Underlying Index or utilize various combinations of other available investment techniques.

With respect to producing the daily creation and redemption baskets, the Board noted that RIMCo will instruct the Funds’ custodian as to the basket of securities for each Fund’s creation and redemption file. RIMCo will review the creation and redemption files that are published to the exchange by the custodian on a daily basis for reasonableness and accuracy.

48	Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

The Board also noted that on an ongoing basis, RIMCo will provide rebalancing, trade execution and account reconciliation services for the Funds.

The Board noted that at the time of the Agreement Evaluation Meeting, the Funds had not yet commenced operations and, therefore, no performance data was available for the Funds.

With respect to Management Fee for each of Russell Aggressive Growth ETF, Russell Growth-at-a-Reasonable Price ETF, Russell Consistent Growth ETF, Russell Equity Income ETF, Russell Equity Low P/E ETF and Russell Contrarian ETF, the Third-Party Information showed that the Management Fee for each Fund was ranked in the fourth quintile of its Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe Funds. The Board noted that RIMCo believes these Funds track indexes that are representative of the analysis done by active managers and therefore merit fees that are higher than those of the more traditional passively managed ETFs contained in the Funds’ Expense Universe. In addition, the Board noted that the Expense Universe included only exchange-traded funds. Because the Funds compete with traditional mutual funds as well as exchange-traded funds, the Board noted that an Expense Universe that included traditional mutual funds would provide a more apt comparison.

The Board considered for each Fund whether economies of scale would be realized and whether the Management Fees for such Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that RIMCo does not expect that economies of scale will be experienced in the near-term and that RIMCo expects to initially operate the Funds at a loss.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other funds under the Board’s supervision are lower than the rates paid by the funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Funds. RIMCo noted, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also observed that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo or its affiliates provide office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

On the basis of the Agreement Evaluation Information, and other information presented at or in connection with the Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of each Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s anticipated profitability with respect to the Funds was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	49

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Shareholder Requests for Additional Information — September 30, 2011 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

50	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Disclosure of Information about Fund Trustees and Officers — September 30, 2011

(Unaudited)

The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any with the Adviser, are listed below. Unless otherwise noted, the principal business address of each Trustee and executive officer of the Trust is 1301 Second Avenue, 18th Floor, Seattle, Washington 98101.

Name, Address, and Date of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
James Polisson Born: November 11, 1959	Trustee, Chairman	Since 2011	Managing Director and Head of Global ETF Business, Frank Russell Company (2010 to present); and Chief Marketing Officer, Barclays Global Investors/iShares ETFs (2005 to 2010).	17	None.
INDEPENDENT TRUSTEES
Evelyn S. Dilsaver Born: May 4, 1955	Trustee	Since 2011	Corporate Director, Charles Schwab Investment Management (2003 to 2007); and President and Chief Executive Officer, Charles Schwab Investment Management (2004 to 2007).	17	Aeropostale, Inc. (retailer) (2007 to present); High Mark Funds (2008 to present); and Tempur-pedic, Int’l. (retailer) (2009 to present).

Jane A. Freeman Born: July 15, 1953	Trustee	Since 2011	Consultant (2008 to present); and Executive Vice President and Chief Financial Officer, Scientific Learning (1999 to 2008).	17	Harding Loevner Funds (Lead Director since 2008).

Lee T. Kranefuss Born: September 27, 1961	Trustee	Since 2011	Non-Executive Chairman, iShares (since 2009); Global Chief Executive Officer, iShares/Intermediary Groups of Barclays Global Investors (“BGI”) (2008 to 2009); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005 to 2008); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); and Director and Chairman of Barclays Global Investors Services (since 2005).	17	Barclays Global Investors Funds and Master Investment Portfolio (2001 to present).

Daniel O. Leemon Born: October 25, 1953	Trustee	Since 2011	Retired.	17	Director, Corporate Executive Board (2003 to present).

Ernest L. Schmider Born: July 4, 1957	Trustee	Since 2011	Adjunct Professor, Argyros School of Business and Economics, Chapman University, (Spring and Fall, 2010); Managing Director, Pacific Investment Management Company (PIMCO), President, PIMCO Funds (held various positions with PIMCO from 1994 to 2009).	17	None.

Disclosure of Information about Fund Trustees and Officers	51

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Disclosure of Information about Fund Trustees and Officers, continued — September 30, 2011 (Unaudited)

	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS
James Polisson Born: November 11, 1959	President and Chief Executive Officer	Since 2011; until successor is chosen and qualified by Trustees	Managing Director and Head of Global ETF Business, FRC; Chief Marketing Officer, Barclays Global Investors/iShares ETFs, 2005–2010	N/A

Cheryl Wichers Born: December 16, 1966	Chief Compliance Officer	Since 2011; until successor is chosen and qualified by Trustees	Chief Compliance Officer, Russell Investment Company, Russell Investment Funds and Russell Fund Services Company, 2005–Present; Chief Compliance Officer, RIMCo, 2005–2011	N/A

Mark E. Swanson Born: November 26, 1963	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2011; until successor is chosen and qualified by Trustees	Treasurer, Chief Accounting Officer and CFO, Russell Investment Company and Russell Investment Funds; Director, Funds Administration, RIMCo, Russell Fund Services Company, Russell Trust Company (a non-depository trust company), and Russell Financial Services, Inc.; and Treasurer and Principal Accounting Officer, SSgA Funds	N/A

Mary Beth Rhoden Born: April 25, 1969	Secretary and Chief Legal Officer	Since 2011; until successor is chosen and qualified by Trustees	Associate General Counsel, FRC; Assistant Secretary, Russell Investment Company and Russell Investment Funds, 1999–2010; Secretary, RIMCo, Russell Fund Services Company and Russell Financial Services, Inc.; and Secretary and Chief Legal Officer, Russell Investment Company and Russell Investment Funds	N/A

52	Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

1301 Second Avenue, Seattle, Washington 98101

(888) 775-3837

Interested Trustee

James Polisson

Independent Trustees

Evelyn S. Dilsaver

Jane A. Freeman

Lee T. Kranefuss

Daniel O. Leemon

Ernest L. Schmider

Officers

James Polisson, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Mark E. Swanson, Treasurer, Chief Financial Officer and Chief Accounting Officer

Mary Beth Rhoden, Secretary and Chief Legal Officer

Adviser

Russell Investment Management Company

1301 Second Avenue

Seattle, Washington 98101

Administrator

Russell Fund Services Company

1301 Second Avenue

Seattle, Washington 98101

Transfer and Dividend Disbursing Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

1301 Second Avenue

Seattle, Washington 98101

(888) 775-3837

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1420 Fifth Avenue, Suite 1900

Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchanged Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser and Service Providers	53

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

80-44-032

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Items 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ JAMES G. POLISSON
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES G. POLISSON
James G. Polisson
Principal Executive Officer and Chief Executive Officer

Date: November 30, 2011

By:	/s/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 30, 2011